Registration No. 333-17669
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 7 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
         (Exact Name of Trust)                      the United States
     THE EQUITABLE LIFE ASSURANCE               1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES               New York, New York 10104
        (Exact Name of Depositor)        (Name and Address of Agent for Service)
      1290 Avenue of the Americas
        New York, New York 10104
   (Address of Depositor's Principal
         Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


      ROBIN WAGNER, ESQ.
 Vice President and  Counsel                           with a copy to:
 The Equitable Life Assurance                     Thomas C. Lauerman, Esq.
 Society of the United States                          Foley & Lardner
 1290 Avenue of the Americas                         Washington Harbour
 New York, New York 10104                          3000 K Street, Northwest
                                                    Washington, D.C. 20007



                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 2001) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 7 ("PEA") to the Form S-6 Registration Statement No. 333-17669 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement prospectus supplements to the Incentive Life prospectus. The prospectus supplement updates certain information and contains year-end financial statements for Equitable Life and Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any prospectus, any supplement thereto, or any other part of the Registration Statement.

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
Variable Life Insurance Policies
   IL Protector(Reg. TM)
   IL COLI
   Incentive Life Plus(Reg. TM)
   Survivorship 2000
   Special Offer Policy
   Incentive Life 2000
   Champion 2000
   Incentive Life

PROSPECTUS SUPPLEMENT DATED MAY 1, 2001
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This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

NEW INVESTMENT OPTIONS. The following new investment options are available under your Certificate effective on or about May 18, 2001 (some contracts to which this supplement relates may already currently offer EQ/Balanced).

The new investment options invest in corresponding Portfolios of EQ Advisors Trust. The objectives and Advisers for the Portfolios are shown below:



-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                    ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                        High return through both appreciation of     Alliance Capital Management L.P.
                                   capital and current income                   Capital Guardian Trust Company
                                                                                Prudential Investment Fund Management, LLC
                                                                                Jennison Associates, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value     Capital appreciation                         Alliance Capital Management, L.P., through its
                                                                                Bernstein Investment Research and
                                                                                Management Unit
-------------------------------------------------------------------------------------------------------------------------------

See "EQ Advisors Trust annual expenses" below, regarding the expenses for these portfolios.












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* The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


   Copyright 2001 The Equitable Life Assurance Society of the United States. All rights reserved. IL Protector(Reg. TM) and Incentive Life Plus(Reg. TM)
                       are registered service marks of
          The Equitable Life Assurance Society of the United States.


                                                                X00052/AGENCY A

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COMBINATION OF CERTAIN INVESTMENT OPTIONS. On or about May 18, 2001, the following combinations will occur: (i) interests in the EQ/Balanced option will replace interests in the Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and EQ/Putnam Balanced options, and these options will no longer be available; and (ii) interests in the EQ/Bernstein Diversified Value option will replace interests in the T. Rowe Price Equity Income option, and this option will no longer be available. After the combinations are effective, we will move the assets in the replaced options into the applicable surviving option, and allocation elections to the replaced options will be considered allocation elections to the applicable surviving option. Since the replaced options will continue to be in existence only until approximately May 18, 2001, references to these options have been omitted from the fee tables, the expense examples and the investment performance.

PORTFOLIO/CORRELATING INVESTMENT NAME CHANGES AND NEW PORTFOLIO
ADVISERS. Please note the following new information:

--------------------------------------------------------------------------------
FORMER NAME                NEW NAME                   EFFECTIVE DATE
--------------------------------------------------------------------------------
EQ/Evergreen               EQ/Evergreen Omega         May 1, 2001
--------------------------------------------------------------------------------
MFS Growth with Income     EQ/MFS Investors Trust     May 18, 2001
--------------------------------------------------------------------------------

The investment objectives and advisers for these portfolios remain the same.

Effective February 1, 2001, two new advisers were added to the EQ/Aggressive Stock portfolio: Marsico Capital Management, LLC and Provident Investment Counsel, Inc. The investment objective for the portfolio remains the same and Alliance Capital Management, L.P. and MFS Investment Management continue to serve as advisers.

Also, effective on May 18, 2001, all of the investment options and correlating portfolios will include an "EQ/."

PORTFOLIO ADVISERS. The following is a list of the advisers who make the investment decisions for each portfolio. The list reflects name changes for certain advisers.

o Alliance Capital Management L.P. (for each EQ/Alliance option, for the EQ/Equity 500 Index option and for the EQ/Bernstein Diversified Value option; also, advises a portion of EQ/Aggressive Stock and EQ/Balanced)

o American Express Financial Corporation (for both EQ/AXP options)

o Capital Guardian Trust Company (for the EQ/Capital Guardian options; also, advises a portion of EQ/Balanced)

o Evergreen Investment Management Company, LLC (for the EQ/Evergreen Omega option)

o Fidelity Management & Research Company (for the EQ/FI Mid Cap and EQ/FI Small/Mid Cap Value options)

o Janus Capital Corporation (for the EQ/Janus option)

o Jennison Associates LLC (advises a portion of EQ/Balanced)

o Marsico Capital Management, LLC (advises a portion of EQ/Aggressive Stock)

o MFS Investment Management (for the EQ/MFS options; also, advises a portion of EQ/Aggressive Stock)

o Mercury Advisors (for the EQ/Mercury Basic Value Equity option)

o Morgan Stanley Asset Management (for the EQ/Morgan Stanley Emerging Markets Equity option)

o Provident Investment Counsel, Inc. (advises a portion of EQ/Aggressive Stock)

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o Prudential Investments Fund Management, LLC (advises a portion of
  EQ/Balanced)

o Putnam Investment Management, LLC (for the EQ/Putnam Growth and Income Value option)


o T. Rowe Price International, Inc. (for the EQ/T. Rowe Price International Stock option)


HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below. Certain methods of contacting us, such as by phone or electronically, may be unavailable or delayed (for example, our facsimile service may not be available at all times and/or we may be unavailable due to an emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


BY MAIL:

At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


BY EXPRESS DELIVERY ONLY:

At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277


BY TOLL-FREE PHONE:

Automated system available 22 hours a day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.


BY E-MAIL:

life-service@equitable.com


BY FAX:

1-704-540-9714


BY INTERNET:

Our Web site (www.equitable.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Contact Us." You can also access your policy information through our Web site by enrolling in EQAccess.


DISRUPTIVE TRANSFER ACTIVITY. You should note that your contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investments options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention

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to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

INVESTMENT PORTFOLIOS.* Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses paid by each Portfolio for the year ended December 31, 2000, except as otherwise noted. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.



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                                                          2000 FEES AND EXPENSES
                                                -------------------------------------------
                                                   MANAGEMENT                     OTHER
                                                    FEES(1)      12B-1 FEES   EXPENSES(2)
-------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%           --          0.07%
EQ/Alliance Common Stock                         0.46%           --          0.05%
EQ/Alliance Global                               0.72%           --          0.09%
EQ/Alliance Growth and Income                    0.58%           --          0.05%
EQ/Alliance Growth Investors                     0.56%           --          0.06%
EQ/Alliance High Yield                           0.60%           --          0.07%
EQ/Alliance Intermediate Government Securities   0.50%           --          0.08%
EQ/Alliance International                        0.85%           --          0.29%
EQ/Alliance Money Market                         0.34%           --          0.06%
EQ/Alliance Premier Growth                       0.89%         0.25%         0.05%
EQ/Alliance Quality Bond                         0.53%           --          0.06%
EQ/Alliance Small Cap Growth                     0.75%           --          0.06%
EQ/Alliance Technology                           0.90%         0.25%         0.06%
EQ/AXP New Dimensions                            0.65%         0.25%         1.23%
EQ/AXP Strategy Aggressive                       0.70%         0.25%         0.57%
EQ/Balanced                                      0.57%           --          0.08%
EQ/Bernstein Diversified Value                   0.65%         0.25%         0.15%
EQ/Capital Guardian Research                     0.65%         0.25%         0.16%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%         0.11%
EQ/Equity 500 Index                              0.25%           --          0.06%
EQ/Evergreen Omega                               0.65%         0.25%         0.83%
EQ/FI Mid Cap                                    0.70%         0.25%         0.27%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%         0.19%
EQ/Janus Large Cap Growth                        0.90%         0.25%         0.22%
EQ/Mercury Basic Value Equity                    0.60%         0.25%         0.10%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%         0.10%
EQ/MFS Investors Trust                           0.60%         0.25%         0.13%
EQ/MFS Research                                  0.65%         0.25%         0.07%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%         0.52%
EQ/Putnam Growth & Income Value                  0.60%         0.25%         0.12%
EQ/T. Rowe Price International Stock             0.85%         0.25%         0.24%



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                                                           2000 FEES AND EXPENSES
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                                                            FEE WAIVERS
                                                 TOTAL       AND/OR            NET TOTAL
                                                 ANNUAL      EXPENSE            ANNUAL
                                                EXPENSES   REIMBURSEMENTS(3)   EXPENSES
-------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.67%             --               0.67%
EQ/Alliance Common Stock                         0.51%             --               0.51%
EQ/Alliance Global                               0.81%             --               0.81%
EQ/Alliance Growth and Income                    0.63%             --               0.63%
EQ/Alliance Growth Investors                     0.62%             --               0.62%
EQ/Alliance High Yield                           0.67%             --               0.67%
EQ/Alliance Intermediate Government Securities   0.58%             --               0.58%
EQ/Alliance International                        1.14%             --               1.14%
EQ/Alliance Money Market                         0.40%             --               0.40%
EQ/Alliance Premier Growth                       1.19%          (0.04)%             1.15%
EQ/Alliance Quality Bond                         0.59%             --               0.59%
EQ/Alliance Small Cap Growth                     0.81%             --               0.81%
EQ/Alliance Technology                           1.21%          (0.06)%             1.15%
EQ/AXP New Dimensions                            2.13%          (1.18)%             0.95%
EQ/AXP Strategy Aggressive                       1.52%          (0.52)%             1.00%
EQ/Balanced                                      0.65%           0.00%              0.65%
EQ/Bernstein Diversified Value                   1.05%          (0.10)%             0.95%
EQ/Capital Guardian Research                     1.06%          (0.11)%             0.95%
EQ/Capital Guardian U.S. Equity                  1.01%          (0.06)%             0.95%
EQ/Equity 500 Index                              0.31%             --               0.31%
EQ/Evergreen Omega                               1.73%          (0.78)%             0.95%
EQ/FI Mid Cap                                    1.22%          (0.22)%             1.00%
EQ/FI Small/Mid Cap Value                        1.19%          (0.09)%             1.10%
EQ/Janus Large Cap Growth                        1.37%          (0.22)%             1.15%
EQ/Mercury Basic Value Equity                    0.95%           0.00%              0.95%
EQ/MFS Emerging Growth Companies                 0.97%             --               0.97%
EQ/MFS Investors Trust                           0.98%          (0.03)%             0.95%
EQ/MFS Research                                  0.97%          (0.02)%             0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.92%          (0.12)%             1.80%
EQ/Putnam Growth & Income Value                  0.97%          (0.02)%             0.95%
EQ/T. Rowe Price International Stock             1.34%          (0.09)%             1.25%
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* All portfolios are not available in all contracts to which this supplement relates. Also, see "Combination of certain investment options."

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(1) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested in the EQ/Alliance Technology Portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested in the EQ/FI Mid Cap, EQ/Janus Large Cap Growth, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive Portfolios on September 1, 2000; thus, "Other Expenses" shown are estimated.

(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. This decrease in the expense waiver was effective on May 1, 2001. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the EQ Advisors Trust prospectus for more information about the Expense Limitation Agreement.

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INVESTMENT PERFORMANCE. The Separate Account FP financial statements set forth below contain information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 2000. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 2000. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy.

The values reported for all policies are computed using net rates of return for the corresponding Portfolios of EQ Advisors Trust. The returns reported for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets. To obtain your unit values in the Separate Account Funds, call the Life Insurance Information Line at (888) 855-5100.


MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2000 and for the three years in the period ended December 31, 2000 and the financial statements of Equitable Life as of December 31, 2000 and 1999 and for the three years in the period ended December 31, 2000 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.......................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000..............   A-3
   Statements of Operations for the Years Ended December 31, 2000,
    1999 and 1998.......................................................   A-8
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2000, 1999 and 1998....................................  A-19
   Notes to Financial Statements........................................  A-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.......................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999..............   F-2
Consolidated Statements of Earnings, Years Ended December 31, 2000,
    1999 and 1998.......................................................   F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2000, 1999 and 1998...............   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2000, 1999 and 1998.................................................   F-5
   Notes to Consolidated Financial Statements...........................   F-7





----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                      ALLIANCE        ALLIANCE
                                                       COMMON       CONSERVATIVE      ALLIANCE
                                                       STOCK          INVESTORS        GLOBAL
                                                 ----------------- -------------- ---------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $3,586,196,094.........................  $2,954,750,007
            201,300,931 ........................                    $216,479,175
            681,355,826 ........................                                   $606,624,836
            302,733,905 ........................
          1,035,409,056 ........................
            162,200,054 ........................
             74,869,067 ........................
Receivable for Trust shares sold ...............       1,664,828              --             --
Receivable for policy-related transactions .....       2,719,082         115,930        601,510
                                                  --------------    ------------   ------------
  Total Assets .................................   2,959,133,917     216,595,105    607,226,346
                                                  --------------    ------------   ------------
LIABILITIES
Payable for Trust shares purchased .............              --         164,918        830,016
Payable for policy-related transactions ........              --              --             --
                                                  --------------    ------------   ------------
  Total Liabilities ............................              --         164,918        830,016
                                                  --------------    ------------   ------------
NET ASSETS .....................................  $2,959,133,917    $216,430,187   $606,396,330
                                                  ==============    ============   ============
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $      421,825    $    294,252   $    307,466
Net Assets Attributable to Contractowners ......   2,958,712,092     216,135,935    606,088,864
                                                  --------------    ------------   ------------
NET ASSETS .....................................  $2,959,133,917    $216,430,187   $606,396,330
                                                  ==============    ============   ============




                                                                                                      ALLIANCE
                                                     ALLIANCE         ALLIANCE         ALLIANCE     INTERMEDIATE
                                                      GROWTH           GROWTH            HIGH        GOVERNMENT
                                                    AND INCOME       INVESTORS          YIELD        SECURITIES
                                                 --------------- ----------------- --------------- -------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $3,586,196,094.........................
            201,300,931 ........................
            681,355,826 ........................
            302,733,905 ........................  $294,866,400
          1,035,409,056 ........................                  $1,127,029,403
            162,200,054 ........................                                    $122,252,022
             74,869,067 ........................                                                    $76,044,497
Receivable for Trust shares sold ...............     1,383,362           422,298              --             --
Receivable for policy-related transactions .....            --                --              --             --
                                                  ------------    --------------    ------------    -----------
  Total Assets .................................   296,249,762     1,127,451,701     122,252,022     76,044,497
                                                  ------------    --------------    ------------    -----------
LIABILITIES
Payable for Trust shares purchased .............            --                --         130,483        108,969
Payable for policy-related transactions ........     1,482,247           560,456          25,468        609,125
                                                  ------------    --------------    ------------    -----------
  Total Liabilities ............................     1,482,247           560,456         155,951        718,094
                                                  ------------    --------------    ------------    -----------
NET ASSETS .....................................  $294,767,515    $1,126,891,245    $122,096,071    $75,326,403
                                                  ============    ==============    ============    ===========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $    241,549    $      364,964    $    199,149    $   137,899
Net Assets Attributable to Contractowners ......   294,525,966     1,126,526,281     121,896,922     75,188,504
                                                  ------------    --------------    ------------    -----------
NET ASSETS .....................................  $294,767,515    $1,126,891,245    $122,096,071    $75,326,403
                                                  ============    ==============    ============    ===========


-------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                     ALLIANCE        ALLIANCE
                                                     ALLIANCE         MONEY          QUALITY
                                                  INTERNATIONAL       MARKET           BOND
                                                 --------------- --------------- ---------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $ 73,442,307 ..........................   $72,618,324
          411,335,003 ..........................                  $399,898,401
          448,854,080 ..........................                                  $456,976,198
          161,936,997 ..........................
            3,007,311 ..........................
            1,966,546 ..........................
          933,545,824 ..........................
Receivable for Trust shares sold ...............       405,174              --              --
Receivable for policy-related transactions .....            --      78,339,219              --
                                                   -----------    ------------    ------------
  Total Assets .................................    73,023,498     478,237,620     456,976,198
                                                   -----------    ------------    ------------
LIABILITIES
Payable for Trust shares purchased .............            --      78,399,731          50,208
Payable for policy-related transactions ........       489,415              --       1,349,105
                                                   -----------    ------------    ------------
  Total Liabilities ............................       489,415      78,399,731       1,399,313
                                                   -----------    ------------    ------------
NET ASSETS .....................................   $72,534,083    $399,837,889    $455,576,885
                                                   ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................   $   187,200    $     44,576    $     89,568
Net Assets Attributable to Contractowners ......    72,346,883     399,793,313     455,487,317
                                                   -----------    ------------    ------------
NET ASSETS .....................................   $72,534,083    $399,837,889    $455,576,885
                                                   ===========    ============    ============




                                                     ALLIANCE       CAPITAL       CAPITAL
                                                    SMALL CAP       GUARDIAN      GUARDIAN    EQ/AGGRESSIVE
                                                      GROWTH        RESEARCH    U.S. EQUITY       STOCK
                                                 --------------- ------------- ------------- --------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $ 73,442,307 ..........................
          411,335,003 ..........................
          448,854,080 ..........................
          161,936,997 ..........................  $151,011,045
            3,007,311 ..........................                  $3,028,000
            1,966,546 ..........................                                $1,990,870
          933,545,824 ..........................                                              $831,131,087
Receivable for Trust shares sold ...............     2,248,367            --            --      53,253,748
Receivable for policy-related transactions .....            --        34,195           693              --
                                                  ------------    ----------    ----------    ------------
  Total Assets .................................   153,259,412     3,062,195     1,991,563     884,384,835
                                                  ------------    ----------    ----------    ------------
LIABILITIES
Payable for Trust shares purchased .............            --        10,844           693              --
Payable for policy-related transactions ........     2,199,791            --            --      53,777,152
                                                  ------------    ----------    ----------    ------------
  Total Liabilities ............................     2,199,791        10,844           693      53,777,152
                                                  ------------    ----------    ----------    ------------
NET ASSETS .....................................  $151,059,621    $3,051,351    $1,990,870    $830,607,683
                                                  ============    ==========    ==========    ============
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $     93,616    $   28,663    $    5,928    $     71,561
Net Assets Attributable to Contractowners ......   150,966,005     3,022,688     1,984,942     830,536,122
                                                  ------------    ----------    ----------    ------------
NET ASSETS .....................................  $151,059,621    $3,051,351    $1,990,870    $830,607,683
                                                  ============    ==========    ==========    ============


-------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                   EQ/ALLIANCE                    EQ/AXP
                                                     PREMIER      EQ/ALLIANCE       NEW
                                                      GROWTH       TECHNOLOGY   DIMENSIONS
                                                 --------------- ------------- ------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $489,294,912 ..........................  $411,014,057
           45,940,550 ..........................                  $35,375,729
              877,098 ..........................                                 $780,056
              770,696 ..........................
          534,606,786 ..........................
          661,215,371 ..........................
              528,993 ..........................
Receivable for Trust shares sold ...............     2,110,029             --          --
Receivable for policy-related transactions .....            --         91,863       9,861
                                                  ------------    -----------    --------
  Total Assets .................................   413,124,086     35,467,592     789,917
                                                  ------------    -----------    --------
LIABILITIES
Payable for Trust shares purchased .............            --        115,214       9,861
Payable for policy-related transactions ........     3,092,642             --          --
                                                  ------------    -----------    --------
  Total Liabilities ............................     3,092,642        115,214       9,861
                                                  ------------    -----------    --------
NET ASSETS .....................................  $410,031,444    $35,352,378    $780,056
                                                  ============    ===========    ========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $      3,442    $   207,623    $416,407
Net Assets Attributable to Contractowners ......   410,028,002     35,144,755     363,649
                                                  ------------    -----------    --------
NET ASSETS .....................................  $410,031,444    $35,352,378    $780,056
                                                  ============    ===========    ========




                                                    EQ/AXP                           EQ
                                                   STRATEGY                        EQUITY         EQ/
                                                  AGGRESSIVE    EQ/BALANCED      500 INDEX     EVERGREEN
                                                 ------------ --------------- --------------- ----------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $489,294,912 ..........................
           45,940,550 ..........................
              877,098 ..........................
              770,696 ..........................   $570,370
          534,606,786 ...........................              $512,208,132
          661,215,371 ..........................                               $658,832,560
              528,993 ...........................                                              $483,363
Receivable for Trust shares sold ...............         --              --         808,869          --
Receivable for policy-related transactions .....    179,882              --              --       3,830
                                                   --------    ------------    ------------    --------
  Total Assets .................................    750,252     512,208,132     659,641,429     487,193
                                                   --------    ------------    ------------    --------
LIABILITIES
Payable for Trust shares purchased .............      8,578         280,913              --       3,830
Payable for policy-related transactions ........         --         152,726         202,656          --
                                                   --------    ------------    ------------    --------
  Total Liabilities ............................      8,578         433,639         202,656       3,830
                                                   --------    ------------    ------------    --------
NET ASSETS .....................................   $741,674    $511,774,493    $659,438,773    $483,363
                                                   ========    ============    ============    ========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................   $328,472    $     87,805    $    151,330    $  1,663
Net Assets Attributable to Contractowners ......    413,202     511,686,688     659,287,443     481,700
                                                   --------    ------------    ------------    --------
NET ASSETS .....................................   $741,674    $511,774,493    $659,438,773    $483,363
                                                   ========    ============    ============    ========


-------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                   EQ/JANUS
                                                  EQ/EVERGREEN    LARGE CAP     EQ/PUTNAM
                                                   FOUNDATION       GROWTH       BALANCED
                                                 -------------- ------------- -------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $   257,552 ...........................    $243,044
           4,235,317 ...........................                 $3,954,744
           9,263,118 ...........................                               $9,325,119
          24,244,402 ...........................
           1,973,134 ...........................
          37,776,098 ...........................
          52,228,996 ...........................
Receivable for Trust shares sold ...............          --             --            --
Receivable for policy-related transactions .....       5,054         14,996         5,370
                                                    --------     ----------    ----------
  Total Assets .................................     248,098      3,969,740     9,330,489
                                                    --------     ----------    ----------
LIABILITIES
Payable for Trust shares purchased .............       5,054         14,996         6,094
Payable for policy-related transactions ........          --             --            --
                                                    --------     ----------    ----------
  Total Liabilities ............................       5,054         14,996         6,094
                                                    --------     ----------    ----------
NET ASSETS .....................................    $243,044     $3,954,744    $9,324,395
                                                    ========     ==========    ==========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................    $  3,725     $  424,408    $   50,303
Net Assets Attributable to Contractowners ......     239,319      3,530,336     9,274,092
                                                    --------     ----------    ----------
NET ASSETS .....................................    $243,044     $3,954,744    $9,324,395
                                                    ========     ==========    ==========




                                                    EQ/PUTNAM                                    MERCURY
                                                    GROWTH &                   FI SMALL/MID       BASIC
                                                     INCOME         FI MID          CAP           VALUE
                                                      VALUE          CAP           VALUE         EQUITY
                                                 -------------- ------------- -------------- --------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $   257,552 ...........................
           4,235,317 ...........................
           9,263,118 ...........................
          24,244,402 ...........................  $24,551,306
           1,973,134 ...........................                 $2,018,912
          37,776,098 ...........................                               $37,837,020
          52,228,996 ...........................                                              $53,579,639
Receivable for Trust shares sold ...............           --            --        189,176             --
Receivable for policy-related transactions .....       11,193       197,132             --        119,983
                                                  -----------    ----------    -----------    -----------
  Total Assets .................................   24,562,499     2,216,044     38,026,196     53,699,622
                                                  -----------    ----------    -----------    -----------
LIABILITIES
Payable for Trust shares purchased .............       11,206       197,132             --        120,834
Payable for policy-related transactions ........           --            --        199,767             --
                                                  -----------    ----------    -----------    -----------
  Total Liabilities ............................       11,206       197,132        199,767        120,834
                                                  -----------    ----------    -----------    -----------
NET ASSETS .....................................  $24,551,293    $2,018,912    $37,826,429    $53,578,788
                                                  ===========    ==========    ===========    ===========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $    46,785    $  503,019    $    35,900    $    61,584
Net Assets Attributable to Contractowners ......   24,504,508     1,515,893     37,790,529     53,517,204
                                                  -----------    ----------    -----------    -----------
NET ASSETS .....................................  $24,551,293    $2,018,912    $37,826,429    $53,578,788
                                                  ===========    ==========    ===========    ===========


-------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     MFS
                                                    MERCURY        EMERGING     MFS GROWTH
                                                     WORLD          GROWTH         WITH
                                                    STRATEGY      COMPANIES       INCOME
                                                 ------------- --------------- ------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $  5,683,244...........................  $5,112,772
          356,687,900 ..........................                $312,656,104
            2,304,464 ..........................                                $2,283,405
           74,192,966 ..........................
           64,732,678 ..........................
           65,930,323 ..........................
           56,828,139 ..........................
Receivable for Trust shares sold ...............          --       5,937,078            --
Receivable for policy-related transactions .....      10,153              --            --
                                                  ----------    ------------    ----------
  Total Assets .................................   5,122,925     318,593,182     2,283,405
                                                  ----------    ------------    ----------
LIABILITIES
Payable for Trust shares purchased .............         138              --         2,121
Payable for policy-related transactions ........          --       5,949,509        24,334
                                                  ----------    ------------    ----------
  Total Liabilities ............................         138       5,949,509        26,455
                                                  ----------    ------------    ----------
NET ASSETS .....................................  $5,122,787    $312,643,673    $2,256,950
                                                  ==========    ============    ==========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $    8,234    $     55,904    $   22,144
Net Assets Attributable to Contractowners ......   5,114,553     312,587,769     2,234,806
                                                  ----------    ------------    ----------
NET ASSETS .....................................  $5,122,787    $312,643,673    $2,256,950
                                                  ==========    ============    ==========




                                                                    MORGAN
                                                                    STANLEY        T. ROWE         T. ROWE
                                                                   EMERGING         PRICE           PRICE
                                                       MFS          MARKETS     INTERNATIONAL      EQUITY
                                                    RESEARCH        EQUITY          STOCK          INCOME
                                                 -------------- -------------- --------------- --------------
ASSETS
Investments in shares of The Trust --
 at fair value (Notes 2 and 6)
 Cost:   $  5,683,244...........................
          356,687,900 ..........................
            2,304,464 ..........................
           74,192,966 ..........................  $67,112,513
           64,732,678 ..........................                 $39,575,403
           65,930,323 ..........................                                 $57,369,312
           56,828,139 ..........................                                                $58,470,170
Receivable for Trust shares sold ...............    1,459,099        134,984              --             --
Receivable for policy-related transactions .....           --             --           6,387         21,250
                                                  -----------    -----------     -----------    -----------
  Total Assets .................................   68,571,612     39,710,387      57,375,699     58,491,420
                                                  -----------    -----------     -----------    -----------
LIABILITIES
Payable for Trust shares purchased .............           --             --          14,375         31,059
Payable for policy-related transactions ........    1,461,044         78,002              --             --
                                                  -----------    -----------     -----------    -----------
  Total Liabilities ............................    1,461,044         78,002          14,375         31,059
                                                  -----------    -----------     -----------    -----------
NET ASSETS .....................................  $67,110,568    $39,632,385     $57,361,324    $58,460,361
                                                  ===========    ===========     ===========    ===========
Amount retained by Equitable Life in
 Separate Account FP (Note 4) ..................  $    56,432    $     5,476     $    55,301    $    49,078
Net Assets Attributable to Contractowners ......   67,054,136     39,626,909      57,306,023     58,411,283
                                                  -----------    -----------     -----------    -----------
NET ASSETS .....................................  $67,110,568    $39,632,385     $57,361,324    $58,460,361
                                                  ===========    ===========     ===========    ===========


-------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                                       ALLIANCE COMMON STOCK
                                                         -------------------------------------------------
                                                                 2000             1999           1998
                                                         ------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $      20,631,257   $ 20,107,533   $ 15,939,680
 Expenses (Note 3):
  Mortality and expense risk charges ...................         19,465,147     19,069,959     14,600,706
                                                          -----------------   ------------   ------------
NET INVESTMENT INCOME ..................................          1,166,110      1,037,574      1,338,974
                                                          -----------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................        227,158,194    221,690,581    169,109,310
 Realized gain distribution from The Trust .............        596,359,479    497,324,765    353,834,250
                                                          -----------------   ------------   ------------
NET REALIZED GAIN (LOSS) ...............................        823,517,673    719,015,346    522,943,560
                                                          -----------------   ------------   ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................        702,408,250    689,309,204    567,231,009
  End of period ........................................       (631,446,087)   702,408,250    689,309,204
                                                          -----------------   ------------   ------------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (1,333,854,337)    13,099,046    122,078,195
                                                          -----------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       (510,336,664)   732,114,392    645,021,755
                                                          -----------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $    (509,170,554)  $733,151,966   $646,360,729
                                                          =================   ============   ============




                                                               ALLIANCE CONSERVATIVE INVESTORS        ALLIANCE GLOBAL
                                                         ------------------------------------------- -----------------
                                                               2000           1999          1998            2000
                                                         --------------- ------------- ------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   8,384,077   $ 7,166,906   $ 7,360,794   $    1,173,280
 Expenses (Note 3):
  Mortality and expense risk charges ...................      1,285,715     1,244,722     1,136,634        4,131,640
                                                          -------------   -----------   -----------   --------------
NET INVESTMENT INCOME ..................................      7,098,362     5,922,184     6,224,160       (2,958,360)
                                                          -------------   -----------   -----------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................      2,550,830     2,045,436     1,432,988       44,316,191
 Realized gain distribution from The Trust .............      4,993,960     9,007,765    10,768,916       66,324,943
                                                          -------------   -----------   -----------   --------------
NET REALIZED GAIN (LOSS) ...............................      7,544,790    11,053,201    12,201,904      110,641,134
                                                          -------------   -----------   -----------   --------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................     23,588,372    21,507,963    16,228,145      172,562,362
  End of period ........................................     15,178,245    23,588,372    21,507,963      (74,730,989)
                                                          -------------   -----------   -----------   --------------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (8,410,127)    2,080,409     5,279,818     (247,293,351)
                                                          -------------   -----------   -----------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       (865,337)   13,133,610    17,481,722     (136,652,217)
                                                          -------------   -----------   -----------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $   6,233,025   $19,055,794   $23,705,882   $ (139,610,577)
                                                          =============   ===========   ===========   ==============




                                                                ALLIANCE GLOBAL
                                                         -----------------------------
                                                               1999           1998
                                                         --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    561,424    $ 5,636,672
 Expenses (Note 3):
  Mortality and expense risk charges ...................     3,438,444      2,777,697
                                                          ------------    -----------
NET INVESTMENT INCOME ..................................    (2,877,020)     2,858,975
                                                          ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................    67,795,783     17,406,382
 Realized gain distribution from The Trust .............    44,485,709     33,241,409
                                                          ------------    -----------
NET REALIZED GAIN (LOSS) ...............................   112,281,492     50,647,791
                                                          ------------    -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................    83,560,503     46,113,189
  End of period ........................................   172,562,362     83,560,503
                                                          ------------    -----------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................    89,001,859     37,447,314
                                                          ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................   201,283,351     88,095,105
                                                          ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $198,406,331    $90,954,080
                                                          ============    ===========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    ALLIANCE GROWTH AND INCOME
                                                         ------------------------------------------------
                                                               2000             1999            1998
                                                         ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    2,446,807    $   530,384     $   415,436
 Expenses (Note 3):
  Mortality and expense risk charges ...................       1,420,402      1,048,745         668,795
                                                          --------------    -----------     -----------
NET INVESTMENT INCOME ..................................       1,026,405       (518,361)       (253,359)
                                                          --------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................      26,185,528        730,688       7,289,936
 Realized gain distribution from The Trust .............      27,698,101     20,855,872      12,146,928
                                                          --------------    -----------     -----------
NET REALIZED GAIN (LOSS) ...............................      53,883,629     21,586,560      19,436,864
                                                          --------------    -----------     -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................      27,170,239     16,240,511      13,021,603
  End of period ........................................      (7,867,505)    27,170,239      16,240,511
                                                          --------------    -----------     -----------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (35,037,744)    10,929,728       3,218,908
                                                          --------------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      18,845,885     32,516,288      22,655,772
                                                          --------------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $   19,872,290    $31,997,927     $22,402,413
                                                          ==============    ===========     ===========




                                                                                                          ALLIANCE HIGH
                                                                    ALLIANCE GROWTH INVESTORS                 YIELD
                                                         ----------------------------------------------- ----------------
                                                                2000            1999           1998            2000
                                                         ----------------- -------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   21,379,395    $ 17,092,741   $ 18,252,039   $  14,140,763
 Expenses (Note 3):
  Mortality and expense risk charges ...................       6,959,631       6,207,073      5,194,905         730,110
                                                          --------------    ------------   ------------   -------------
NET INVESTMENT INCOME ..................................      14,419,764      10,885,668     13,057,134      13,410,653
                                                          --------------    ------------   ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................      16,392,372      15,284,978      7,745,162     (14,615,073)
 Realized gain distribution from The Trust .............      77,354,978     104,658,738     78,060,201              --
                                                          --------------    ------------   ------------   -------------
NET REALIZED GAIN (LOSS) ...............................      93,747,350     119,943,716     85,805,363     (14,615,073)
                                                          --------------    ------------   ------------   -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................     288,014,019     167,705,600    115,056,641     (28,742,352)
  End of period ........................................      91,620,347     288,014,021    167,705,600     (39,948,032)
                                                          --------------    ------------   ------------   -------------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................    (196,393,672)    120,308,421     52,648,959     (11,205,680)
                                                          --------------    ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (102,646,322)    240,252,137    138,454,322     (25,820,753)
                                                          --------------    ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $  (88,226,558)   $251,137,805   $151,511,456   $ (12,410,100)
                                                          ==============    ============   ============   =============




                                                                ALLIANCE HIGH YIELD
                                                         ---------------------------------
                                                               1999             1998
                                                         ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $  17,378,455    $  18,449,747
 Expenses (Note 3):
  Mortality and expense risk charges ...................        889,065        1,007,106
                                                          -------------    -------------
NET INVESTMENT INCOME ..................................     16,489,390       17,442,641
                                                          -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................    (15,192,553)      (2,344,392)
 Realized gain distribution from The Trust .............        161,999        3,396,523
                                                          -------------    -------------
NET REALIZED GAIN (LOSS) ...............................    (15,030,554)       1,052,131
                                                          -------------    -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................    (20,898,854)       8,622,836
  End of period ........................................    (28,742,352)     (20,898,854)
                                                          -------------    -------------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (7,843,498)     (29,521,690)
                                                          -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (22,874,052)     (28,469,559)
                                                          -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $  (6,384,662)   $ (11,026,918)
                                                          =============    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
                                                         ---------------------------------------------
                                                               2000            1999           1998
                                                         --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   4,305,611   $   4,049,521   $3,477,938
 Expenses (Note 3):
  Mortality and expense risk charges ...................        193,617         378,916      350,536
                                                          -------------   -------------   ----------
NET INVESTMENT INCOME ..................................      4,111,994       3,670,605    3,127,402
                                                          -------------   -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................         (3,837)       (194,507)      60,260
 Realized gain distribution from The Trust .............             --              --           --
                                                          -------------   -------------   ----------
NET REALIZED GAIN (LOSS) ...............................         (3,837)       (194,507)      60,260
                                                          -------------   -------------   ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................     (1,392,487)      2,391,062      868,053
  End of period ........................................      1,175,432      (1,392,487)   2,391,062
                                                          -------------   -------------   ----------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................      2,567,919      (3,783,549)   1,523,009
                                                          -------------   -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      2,564,082      (3,978,056)   1,583,269
                                                          -------------   -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $   6,676,076   $    (307,451)  $4,710,671
                                                          =============   =============   ==========




                                                                                                            ALLIANCE MONEY
                                                                      ALLIANCE INTERNATIONAL                    MARKET
                                                         ------------------------------------------------- ----------------
                                                                2000             1999            1998            2000
                                                         ----------------- --------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $     367,531     $        --    $     996,913   $   20,530,134
 Expenses (Note 3):
  Mortality and expense risk charges ...................         438,450         321,035          289,066        1,779,469
                                                           -------------     -----------    -------------   --------------
NET INVESTMENT INCOME ..................................         (70,919)       (321,035)         707,847       18,750,665
                                                           -------------     -----------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................      (1,758,393)      1,164,532       (3,606,669)      13,088,236
 Realized gain distribution from The Trust .............       6,771,361       1,299,989           10,663          429,300
                                                           -------------     -----------    -------------   --------------
NET REALIZED GAIN (LOSS) ...............................       5,012,968       2,464,521       (3,596,006)      13,517,536
                                                           -------------     -----------    -------------   --------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................      25,291,174       5,502,451       (2,793,834)       1,316,815
  End of period ........................................        (823,983)     25,291,174        5,502,451      (11,436,603)
                                                           -------------     -----------    -------------   --------------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (26,115,157)     19,788,723        8,296,285      (12,753,418)
                                                           -------------     -----------    -------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (21,102,189)     22,253,244        4,700,279          764,118
                                                           -------------     -----------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................   $ (21,173,108)    $21,932,209    $   5,408,126   $   19,514,783
                                                           =============     ===========    =============   ==============




                                                             ALLIANCE MONEY MARKET
                                                         -----------------------------
                                                              1999           1998
                                                         -------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $13,943,193    $10,719,684
 Expenses (Note 3):
  Mortality and expense risk charges ...................    1,613,234      1,204,220
                                                          -----------    -----------
NET INVESTMENT INCOME ..................................   12,329,959      9,515,464
                                                          -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments ...................      517,935       (161,314)
 Realized gain distribution from The Trust .............       10,344          7,750
                                                          -----------    -----------
NET REALIZED GAIN (LOSS) ...............................      528,279       (153,564)
                                                          -----------    -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ..................................    1,536,450        804,349
  End of period ........................................    1,316,815      1,536,450
                                                          -----------    -----------
 Change in unrealized appreciation (depreciation) during
  the period ...........................................     (219,635)       732,101
                                                          -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      308,644        578,537
                                                          -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................  $12,638,603    $10,094,001
                                                          ===========    ===========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          ALLIANCE QUALITY BOND
                                                             ------------------------------------------------
                                                                   2000             1999            1998
                                                             ---------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   27,213,134   $  12,542,857    $10,317,238
 Expenses (Note 3):
  Mortality and expense risk charges .......................       2,318,268       1,329,147      1,106,136
                                                              --------------   -------------    -----------
NET INVESTMENT INCOME ......................................      24,894,866      11,213,710      9,211,102
                                                              --------------   -------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      (1,145,872)     (1,493,664)        34,937
 Realized gain distribution from The Trust .................              --         870,458      4,596,907
                                                              --------------   -------------    -----------
NET REALIZED GAIN (LOSS) ...................................      (1,145,872)       (623,206)     4,631,844
                                                              --------------   -------------    -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     (13,254,094)      3,367,697      2,395,718
  End of period ............................................       8,122,118     (13,254,094)     3,367,697
                                                              --------------   -------------    -----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................      21,376,212     (16,621,791)       971,979
                                                              --------------   -------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      20,230,340     (17,244,997)     5,603,823
                                                              --------------   -------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $   45,125,206   $  (6,031,287)   $14,814,925
                                                              ==============   =============    ===========



                                                                                                                CAPITAL GUARDIAN
                                                                        ALLIANCE SMALL CAP GROWTH                 RESEARCH (B)
                                                             ------------------------------------------------ --------------------
                                                                   2000             1999            1998         2000       1999
                                                             ---------------- --------------- --------------- ---------- ---------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $           --    $        --    $       4,062   $35,181    $   280
 Expenses (Note 3):
  Mortality and expense risk charges .......................         616,222        284,347          215,285     5,502        209
                                                              --------------    -----------    -------------   -------    -------
NET INVESTMENT INCOME ......................................        (616,222)      (284,347)        (211,223)   29,679         71
                                                              --------------    -----------    -------------   -------    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      35,932,898      4,345,484       (7,585,521)   30,415      2,810
 Realized gain distribution from The Trust .................      16,396,188             --               --        --         27
                                                              --------------    -----------    -------------   -------    -------
NET REALIZED GAIN (LOSS) ...................................      52,329,086      4,345,484       (7,585,521)   30,415      2,837
                                                              --------------    -----------    -------------   -------    -------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      24,076,277      8,780,955          771,812    11,093         --
  End of period ............................................     (10,925,952)    24,076,277        8,780,955    20,689     11,093
                                                              --------------    -----------    -------------   -------    -------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (35,002,229)    15,295,322        8,009,143     9,596     11,093
                                                              --------------    -----------    -------------   -------    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      17,326,857     19,640,806          423,622    40,011     13,930
                                                              --------------    -----------    -------------   -------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $   16,710,635    $19,356,459    $     212,399   $69,690    $14,001
                                                              ==============    ===========    =============   =======    =======


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                               CAPITAL GUARDIAN
                                                               U.S. EQUITY (B)
                                                             --------------------
                                                                2000       1999
                                                             ---------- ---------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $34,131    $ 1,159
 Expenses (Note 3):
  Mortality and expense risk charges .......................    5,877        378
                                                              -------    -------
NET INVESTMENT INCOME ......................................   28,254        781
                                                              -------    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................   16,165        451
 Realized gain distribution from The Trust .................    5,315      1,508
                                                              -------    -------
NET REALIZED GAIN (LOSS) ...................................   21,480      1,959
                                                              -------    -------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................   17,325         --
  End of period ............................................   24,324     17,325
                                                              -------    -------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    6,999     17,325
                                                              -------    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   28,479     19,284
                                                              -------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $56,733    $20,065
                                                              =======    =======



                                                                                                                  EQ/ALLIANCE
                                                                                                                 PREMIER GROWTH
                                                                            EQ/AGGRESSIVE STOCK                       (A)
                                                             -------------------------------------------------- ----------------
                                                                    2000             1999            1998             2000
                                                             ----------------- --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $    3,434,784    $   3,163,286   $    4,461,389   $   2,922,865
 Expenses (Note 3):
  Mortality and expense risk charges .......................       5,519,701        5,481,701        5,581,296       2,519,013
                                                              --------------    -------------   --------------   -------------
NET INVESTMENT INCOME ......................................      (2,084,917)      (2,318,415)      (1,119,907)        403,852
                                                              --------------    -------------   --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      67,261,897      (27,888,194)     (39,688,312)      1,799,789
 Realized gain distribution from The Trust .................      62,772,904       61,642,419       46,528,461              --
                                                              --------------    -------------   --------------   -------------
NET REALIZED GAIN (LOSS) ...................................     130,034,801       33,754,225        6,840,149       1,799,789
                                                              --------------    -------------   --------------   -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     158,809,890       26,715,214       32,695,620       5,068,707
  End of period ............................................    (102,414,737)     158,809,890       26,715,214     (78,280,856)
                                                              --------------    -------------   --------------   -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (261,224,627)     132,094,676       (5,980,406)    (83,349,563)
                                                              --------------    -------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (131,189,826)     165,848,901          859,743     (81,549,774)
                                                              --------------    -------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (133,274,743)   $ 163,530,486   $     (260,164)  $ (81,145,922)
                                                              ==============    =============   ==============   =============




                                                              EQ/ALLIANCE       EQ/ALLIANCE
                                                             PREMIER GROWTH    PREMIER GROW
                                                                   (A)               (A)
                                                             --------------    ----------------
                                                                  1999                2000
                                                             --------------    -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $   30,540        $          --
 Expenses (Note 3):
  Mortality and expense risk charges .......................       63,730               76,288
                                                               ----------        -------------
NET INVESTMENT INCOME ......................................      (33,190)             (76,288)
                                                               ----------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       83,605             (506,295)
 Realized gain distribution from The Trust .................      106,890                   --
                                                               ----------        -------------
NET REALIZED GAIN (LOSS) ...................................      190,495             (506,295)
                                                               ----------        -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................           --                   --
  End of period ............................................    5,068,707          (10,564,821)
                                                               ----------        -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    5,068,707          (10,564,821)
                                                               ----------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    5,259,202          (11,071,116)
                                                               ----------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $5,226,012        $ (11,147,404)
                                                               ==========        =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/AXP           EQ/AXP
                                                                    NEW           STRATEGY
                                                              DIMENSIONS (D)   AGGRESSIVE (D)
                                                             ---------------- ----------------
                                                                   2000             2000
                                                             ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................    $   1,043        $      742
 Expenses (Note 3):
  Mortality and expense risk charges .......................          240               694
                                                                ---------        ----------
NET INVESTMENT INCOME ......................................          803                48
                                                                ---------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       (1,822)         (145,965)
 Realized gain distribution from The Trust .................           --                --
                                                                ---------        ----------
NET REALIZED GAIN (LOSS) ...................................       (1,822)         (145,965)
                                                                ---------        ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................           --                --
  End of period ............................................      (97,042)         (200,326)
                                                                ---------        ----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................      (97,042)         (200,326)
                                                                ---------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      (98,864)         (346,291)
                                                                ---------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................    $ (98,061)       $ (346,243)
                                                                =========        ==========



                                                                                                               EQ EQUITY 500
                                                                               EQ/BALANCED                         INDEX
                                                             ----------------------------------------------- -----------------
                                                                    2000            1999           1998             2000
                                                             ----------------- -------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $    17,202,195   $14,371,360    $12,467,646    $    4,807,410
 Expenses (Note 3):
  Mortality and expense risk charges .......................        3,249,089     3,107,759      2,765,767         3,730,581
                                                              ---------------   -----------    -----------    --------------
NET INVESTMENT INCOME ......................................       13,953,106    11,263,601      9,701,879         1,076,829
                                                              ---------------   -----------    -----------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................        7,620,389     9,085,444      2,733,445       125,289,487
 Realized gain distribution from The Trust .................       84,212,310    50,638,464     41,525,872        29,072,151
                                                              ---------------   -----------    -----------    --------------
NET REALIZED GAIN (LOSS) ...................................       91,832,699    59,723,908     44,259,317       154,361,638
                                                              ---------------   -----------    -----------    --------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................       93,235,951    81,344,863     60,878,286       228,753,607
  End of period ............................................      (22,398,654)   93,235,951     81,344,863        (2,382,811)
                                                              ---------------   -----------    -----------    --------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (115,634,605)   11,891,088     20,466,577      (231,136,418)
                                                              ---------------   -----------    -----------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      (23,801,906)   71,614,996     64,725,894       (76,774,780)
                                                              ---------------   -----------    -----------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $    (9,848,800)  $82,878,597    $74,427,773    $  (75,697,951)
                                                              ===============   ===========    ===========    ==============




                                                                  EQ EQUITY 500 INDEX
                                                             ------------------------------
                                                                   1999           1998
                                                             --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $  7,575,355    $  3,958,217
 Expenses (Note 3):
  Mortality and expense risk charges .......................     3,729,959       1,862,376
                                                              ------------    ------------
NET INVESTMENT INCOME ......................................     3,845,396       2,095,841
                                                              ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................    21,008,249       5,460,381
 Realized gain distribution from The Trust .................     6,196,508         128,151
                                                              ------------    ------------
NET REALIZED GAIN (LOSS) ...................................    27,204,757       5,588,532
                                                              ------------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................   136,665,316      63,055,426
  End of period ............................................   228,753,607     136,665,316
                                                              ------------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    92,088,291      73,609,890
                                                              ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   119,293,048      79,198,422
                                                              ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $123,138,444    $ 81,294,263
                                                              ============    ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        EQ/EVERGREEN
                                                               EQ/EVERGREEN (A)        FOUNDATION (A)
                                                             --------------------- -----------------------
                                                                 2000       1999       2000        1999
                                                             ------------ -------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   1,189    $   99   $   3,428   $     31
 Expenses (Note 3):
  Mortality and expense risk charges .......................      1,838        18         582          2
                                                              ---------    ------   ---------   --------
NET INVESTMENT INCOME ......................................       (649)       81       2,846         29
                                                              ---------    ------   ---------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................    (18,345)       20         192        302
 Realized gain distribution from The Trust .................         --        --          --         --
                                                              ---------    ------   ---------   --------
NET REALIZED GAIN (LOSS) ...................................    (18,345)       20         192        302
                                                              ---------    ------   ---------   --------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      1,450        --      (1,505)        --
  End of period ............................................    (45,630)    1,450     (14,508)    (1,505)
                                                              ---------    ------   ---------   --------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (47,080)    1,450     (13,003)    (1,505)
                                                              ---------    ------   ---------   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (65,425)    1,470     (12,811)    (1,203)
                                                              ---------    ------   ---------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (66,074)   $1,551   $  (9,965)  $ (1,174)
                                                              =========    ======   =========   ========



                                                                EQ/JANUS
                                                                LARGE CAP
                                                               GROWTH (D)             EQ/PUTNAM BALANCED
                                                             -------------- ---------------------------------------
                                                                  2000           2000          1999         1998
                                                             -------------- ------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $    4,295    $   281,532   $   42,372    $ 111,099
 Expenses (Note 3):
  Mortality and expense risk charges .......................        2,998         39,490       39,416       18,744
                                                               ----------    -----------   ----------    ---------
NET INVESTMENT INCOME ......................................        1,297        242,042        2,956       92,355
                                                               ----------    -----------   ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       (3,341)       (90,479)     185,026      348,952
 Realized gain distribution from The Trust .................           --             --      447,013       71,044
                                                               ----------    -----------   ----------    ---------
NET REALIZED GAIN (LOSS) ...................................       (3,341)       (90,479)     632,039      419,996
                                                               ----------    -----------   ----------    ---------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................           --       (492,259)     259,883      270,233
  End of period ............................................     (280,573)        62,000     (492,259)     259,883
                                                               ----------    -----------   ----------    ---------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (280,573)       554,259     (752,142)     (10,350)
                                                               ----------    -----------   ----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (283,914)       463,780     (120,103)     409,646
                                                               ----------    -----------   ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (282,617)   $   705,822   $ (117,147)   $ 502,001
                                                               ==========    ===========   ==========    =========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/PUTNAM GROWTH & INCOME VALUE
                                                             ---------------------------------------------
                                                                   2000            1999           1998
                                                             --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $     237,259   $     278,910   $  143,999
 Expenses (Note 3):
  Mortality and expense risk charges .......................        111,139         110,374       56,995
                                                              -------------   -------------   ----------
NET INVESTMENT INCOME ......................................        126,120         168,536       87,004
                                                              -------------   -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       (439,753)        276,186      209,398
 Realized gain distribution from The Trust .................             --       1,499,307      130,047
                                                              -------------   -------------   ----------
NET REALIZED GAIN (LOSS) ...................................       (439,753)      1,775,493      339,445
                                                              -------------   -------------   ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     (1,472,796)      1,160,602      269,561
  End of period ............................................        306,904      (1,472,796)   1,160,602
                                                              -------------   -------------   ----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................      1,779,700      (2,633,398)     891,041
                                                              -------------   -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................      1,339,947        (857,905)   1,230,486
                                                              -------------   -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $   1,466,067   $    (689,369)  $1,317,490
                                                              =============   =============   ==========




                                                              FI MID CAP (D)              FI SMALL/MID CAP VALUE
                                                             ---------------- -----------------------------------------------
                                                                   2000             2000            1999            1998
                                                             ---------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................      $ 2,614      $     355,229   $      67,108   $    171,716
 Expenses (Note 3):
  Mortality and expense risk charges .......................          895            171,556         180,999        168,543
                                                                  -------      -------------   -------------   ------------
NET INVESTMENT INCOME ......................................        1,719            183,673        (113,891)         3,173
                                                                  -------      -------------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       22,280           (925,533)     (1,591,217)      (142,969)
 Realized gain distribution from The Trust .................           --                 --              --             --
                                                                  -------      -------------   -------------   ------------
NET REALIZED GAIN (LOSS) ...................................       22,280           (925,533)     (1,591,217)      (142,969)
                                                                  -------      -------------   -------------   ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................           --         (2,294,881)     (4,215,340)      (228,709)
  End of period ............................................       45,777             60,924      (2,294,881)    (4,215,340)
                                                                  -------      -------------   -------------   ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................       45,777          2,355,805       1,920,459     (3,986,631)
                                                                  -------      -------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................       68,057          1,430,272         329,242     (4,129,600)
                                                                  -------      -------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................      $69,776      $   1,613,945   $     215,351   $ (4,126,427)
                                                                  =======      =============   =============   ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    MERCURY BASIC VALUE EQUITY
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $2,558,007    $  468,257    $   192,441
 Expenses (Note 3):
  Mortality and expense risk charges .......................     229,991       153,456         66,427
                                                              ----------    ----------    -----------
NET INVESTMENT INCOME ......................................   2,328,016       314,801        126,014
                                                              ----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................     622,843       426,168        207,032
 Realized gain distribution from The Trust .................   2,512,090     1,963,197        667,083
                                                              ----------    ----------    -----------
NET REALIZED GAIN (LOSS) ...................................   3,134,933     2,389,365        874,115
                                                              ----------    ----------    -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................   1,270,622       (91,959)       135,003
  End of period ............................................   1,350,642     1,270,622        (91,959)
                                                              ----------    ----------    -----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................      80,020     1,362,581       (226,962)
                                                              ----------    ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   3,214,953     3,751,946        647,153
                                                              ----------    ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $5,542,969    $4,066,747    $   773,167
                                                              ==========    ==========    ===========




                                                                                                       MFS EMERGING
                                                                     MERCURY WORLD STRATEGY          GROWTH COMPANIES
                                                             --------------------------------------- ----------------
                                                                   2000         1999        1998           2000
                                                             --------------- ---------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $     151,922   $ 41,786   $  36,750    $    6,008,229
 Expenses (Note 3):
  Mortality and expense risk charges .......................         23,577     18,905      12,469         1,768,620
                                                              -------------   --------   ---------    --------------
NET INVESTMENT INCOME ......................................        128,345     22,881      24,281         4,239,609
                                                              -------------   --------   ---------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................        170,040    197,727      19,432        28,942,316
 Realized gain distribution from The Trust .................        378,839     67,733          --        13,303,804
                                                              -------------   --------   ---------    --------------
NET REALIZED GAIN (LOSS) ...................................        548,879    265,460      19,432        42,246,120
                                                              -------------   --------   ---------    --------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................        853,470    187,734     (37,926)       77,077,961
  End of period ............................................       (570,473)   853,470     187,734       (44,031,797)
                                                              -------------   --------   ---------    --------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (1,423,943)   665,736     225,660      (121,109,758)
                                                              -------------   --------   ---------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................       (875,064)   931,196     245,092       (78,863,638)
                                                              -------------   --------   ---------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $    (746,719)  $954,077   $ 269,373    $  (74,624,029)
                                                              =============   ========   =========    ==============




                                                              MFS EMERGING GROWTH COMPANIES
                                                             -------------------------------
                                                                   1999            1998
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $        --     $       969
 Expenses (Note 3):
  Mortality and expense risk charges .......................       640,976         157,484
                                                               -----------     -----------
NET INVESTMENT INCOME ......................................      (640,976)       (156,515)
                                                               -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................    13,577,250       4,270,964
 Realized gain distribution from The Trust .................     3,969,879              --
                                                               -----------     -----------
NET REALIZED GAIN (LOSS) ...................................    17,547,129       4,270,964
                                                               -----------     -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     6,996,177         171,320
  End of period ............................................    77,077,961       6,996,177
                                                               -----------     -----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    70,081,784       6,824,857
                                                               -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    87,628,913      11,095,821
                                                               -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $86,987,937     $10,939,306
                                                               ===========     ===========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              MFS GROWTH WITH INCOME
                                                                       (A)
                                                             ------------------------
                                                                 2000         1999
                                                             ------------ -----------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   7,045     $ 1,268
 Expenses (Note 3):
  Mortality and expense risk charges .......................      5,820         431
                                                              ---------     -------
NET INVESTMENT INCOME ......................................      1,225         837
                                                              ---------     -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................     13,705        (227)
 Realized gain distribution from The Trust .................         --          --
                                                              ---------     -------
NET REALIZED GAIN (LOSS) ...................................     13,705        (227)
                                                              ---------     -------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     20,637          --
  End of period ............................................    (21,059)     20,637
                                                              ---------     -------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (41,696)     20,637
                                                              ---------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (27,991)     20,410
                                                              ---------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (26,766)    $21,247
                                                              =========     =======


                                                                                                           MORGAN STANLEY
                                                                                                          EMERGING MARKETS
                                                                             MFS RESEARCH                      EQUITY
                                                             -------------------------------------------- ----------------
                                                                   2000           1999          1998            2000
                                                             --------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $     527,991   $    52,831    $   71,137    $   3,734,636
 Expenses (Note 3):
  Mortality and expense risk charges .......................        322,223       208,639        86,044          225,716
                                                              -------------   -----------    ----------    -------------
NET INVESTMENT INCOME ......................................        205,768      (155,808)      (14,907)       3,508,920
                                                              -------------   -----------    ----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      6,836,827       995,232       494,412        3,112,222
 Realized gain distribution from The Trust .................      5,191,785     1,086,222            --        1,317,840
                                                              -------------   -----------    ----------    -------------
NET REALIZED GAIN (LOSS) ...................................     12,028,612     2,081,454       494,412        4,430,062
                                                              -------------   -----------    ----------    -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     10,033,987     3,313,063       249,382       11,044,586
  End of period ............................................     (7,080,452)   10,033,987     3,313,063      (25,157,275)
                                                              -------------   -----------    ----------    -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (17,114,439)    6,720,924     3,063,681      (36,201,861)
                                                              -------------   -----------    ----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (5,085,827)    8,802,378     3,558,093      (31,771,799)
                                                              -------------   -----------    ----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $  (4,880,059)  $ 8,646,570    $3,543,186    $ (28,262,879)
                                                              =============   ===========    ==========    =============




                                                             MORGAN STANLEY EMERGING MARKETS
                                                                          EQUITY
                                                             -------------------------------
                                                                   1999            1998
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $         --    $     37,240
 Expenses (Note 3):
  Mortality and expense risk charges .......................        66,405          23,921
                                                              ------------    ------------
NET INVESTMENT INCOME ......................................       (66,405)         13,319
                                                              ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       363,825        (637,290)
 Realized gain distribution from The Trust .................       394,053              --
                                                              ------------    ------------
NET REALIZED GAIN (LOSS) ...................................       757,878        (637,290)
                                                              ------------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................    (2,942,633)     (1,079,388)
  End of period ............................................    11,044,586      (2,942,633)
                                                              ------------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    13,987,219      (1,863,245)
                                                              ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    14,745,097      (2,500,535)
                                                              ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ 14,678,692    $ (2,487,216)
                                                              ============    ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                    T. ROWE PRICE INTERNATIONAL STOCK
                                                             -----------------------------------------------
                                                                    2000             1999           1998
                                                             ----------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $      19,551     $   192,580    $  258,382
 Expenses (Note 3):
  Mortality and expense risk charges .......................         299,185         200,684       119,672
                                                               -------------     -----------    ----------
NET INVESTMENT INCOME ......................................        (279,634)         (8,104)      138,710
                                                               -------------     -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       2,210,907       4,626,661       354,551
 Realized gain distribution from The Trust .................       4,843,178         583,215           268
                                                               -------------     -----------    ----------
NET REALIZED GAIN (LOSS) ...................................       7,054,085       5,209,876       354,819
                                                               -------------     -----------    ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................       9,345,381       1,603,083      (820,718)
  End of period ............................................      (8,561,011)      9,345,381     1,603,083
                                                               -------------     -----------    ----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (17,906,392)      7,742,298     2,423,801
                                                               -------------     -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (10,852,307)     12,952,174     2,778,620
                                                               -------------     -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (11,131,941)    $12,944,070    $2,917,330
                                                               =============     ===========    ==========




                                                                     T. ROWE PRICE EQUITY INCOME
                                                             -------------------------------------------
                                                                  2000           1999           1998
                                                             ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $1,568,689    $     998,227   $  722,954
 Expenses (Note 3):
  Mortality and expense risk charges .......................     268,769          272,123      173,802
                                                              ----------    -------------   ----------
NET INVESTMENT INCOME ......................................   1,299,920          726,104      549,152
                                                              ----------    -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................    (365,894)         655,822      341,473
 Realized gain distribution from The Trust .................   2,739,322        2,081,914      930,853
                                                              ----------    -------------   ----------
NET REALIZED GAIN (LOSS) ...................................   2,373,428        2,737,736    1,272,326
                                                              ----------    -------------   ----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................    (952,652)       1,585,616    1,073,548
  End of period ............................................   1,642,032         (952,652)   1,585,616
                                                              ----------    -------------   ----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................   2,594,684       (2,538,268)     512,068
                                                              ----------    -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   4,968,112          199,468    1,784,394
                                                              ----------    -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $6,268,032    $     925,572   $2,333,546
                                                              ==========    =============   ==========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                 ALLIANCE COMMON STOCK
                                                -------------------------------------------------------
                                                        2000               1999              1998
                                                ------------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $       1,166,110   $    1,037,574    $    1,338,974
 Net realized gain (loss) .....................        823,517,673      719,015,346       522,943,560
 Change in unrealized appreciation
  (depreciation) on investments ...............     (1,333,854,337)      13,099,046       122,078,195
                                                 -----------------   --------------    --------------
 Net increase (decrease) in net assets from
  operations ..................................       (509,170,554)     733,151,966       646,360,729
                                                 -----------------   --------------    --------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................        358,046,737      361,261,385       322,874,015
 Benefits and other policy-related
  transactions (Note 3) .......................       (276,512,300)    (302,304,428)     (250,079,870)
 Net transfers among funds and
  guaranteed interest account .................       (396,289,850)      49,877,173        24,136,275
                                                 -----------------   --------------    --------------
 Net increase (decrease) in net assets from
  policy-related transactions .................       (314,755,413)     108,834,130        96,930,420
                                                 -----------------   --------------    --------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................          3,190,692       (5,343,344)       (2,780,348)
                                                 -----------------   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS .............       (820,735,275)     836,642,752       740,510,801
NET ASSETS
 BEGINNING OF PERIOD ..........................      3,779,869,192    2,943,226,440     2,202,715,639
                                                 -----------------   --------------    --------------
NET ASSETS
 END OF PERIOD ................................  $   2,959,133,917   $3,779,869,192    $2,943,226,440
                                                 =================   ==============    ==============



                                                         ALLIANCE CONSERVATIVE INVESTORS           ALLIANCE GLOBAL
                                                ------------------------------------------------- -----------------
                                                      2000            1999             1998              2000
                                                --------------- ---------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   7,098,362   $   5,922,184    $   6,224,160    $    (2,958,360)
 Net realized gain (loss) .....................      7,544,790      11,053,201       12,201,904        110,641,134
 Change in unrealized appreciation
  (depreciation) on investments ...............     (8,410,127)      2,080,409        5,279,818       (247,293,351)
                                                 -------------   -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................      6,233,025      19,055,794       23,705,882       (139,610,577)
                                                 -------------   -------------    -------------    ---------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     24,160,805      27,333,794       26,438,125         80,791,023
 Benefits and other policy-related
  transactions (Note 3) .......................    (21,432,874)    (25,964,810)     (23,690,706)       (58,589,514)
 Net transfers among funds and
  guaranteed interest account .................    (10,650,530)     (4,292,515)      (6,267,736)          (873,557)
                                                 -------------   -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  policy-related transactions .................     (7,922,599)     (2,923,531)      (3,520,317)        21,327,952
                                                 -------------   -------------    -------------    ---------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         18,798        (195,000)        (365,872)          (223,279)
                                                 -------------   -------------    -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS .............     (1,670,776)     15,937,263       19,819,693       (118,505,904)
NET ASSETS
 BEGINNING OF PERIOD ..........................    218,100,963     202,163,700      182,344,007        724,902,234
                                                 -------------   -------------    -------------    ---------------
NET ASSETS
 END OF PERIOD ................................  $ 216,430,187   $ 218,100,963    $ 202,163,700    $   606,396,330
                                                 =============   =============    =============    ===============




                                                         ALLIANCE GLOBAL
                                                ---------------------------------
                                                      1999             1998
                                                ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $  (2,877,020)   $   2,858,975
 Net realized gain (loss) .....................    112,281,492       50,647,791
 Change in unrealized appreciation
  (depreciation) on investments ...............     89,001,859       37,447,314
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    198,406,331       90,954,080
                                                 -------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     71,950,825       78,722,218
 Benefits and other policy-related
  transactions (Note 3) .......................    (63,170,211)     (52,796,664)
 Net transfers among funds and
  guaranteed interest account .................     (8,015,060)     (21,919,102)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................        765,554        4,006,452
                                                 -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         23,216         (854,897)
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............    199,195,101       94,105,635
NET ASSETS
 BEGINNING OF PERIOD ..........................    525,707,133      431,601,498
                                                 -------------    -------------
NET ASSETS
 END OF PERIOD ................................  $ 724,902,234    $ 525,707,133
                                                 =============    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            ALLIANCE GROWTH AND INCOME
                                                --------------------------------------------------
                                                      2000             1999             1998
                                                ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   1,026,405    $    (518,361)   $    (253,359)
 Net realized gain (loss) .....................     53,883,629       21,586,560       19,436,864
 Change in unrealized appreciation
  (depreciation) on investments ...............    (35,037,744)      10,929,728        3,218,908
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     19,872,290       31,997,927       22,402,413
                                                 -------------    -------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     51,375,171       43,151,141       30,251,270
 Benefits and other policy-related
  transactions (Note 3) .......................    (26,855,602)     (19,321,951)     (12,461,722)
 Net transfers among funds and
  guaranteed interest account .................     18,026,255       25,186,273       23,343,531
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................     42,545,824       49,015,463       41,133,079
                                                 -------------    -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         29,752         (144,843)        (617,058)
                                                 -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............     62,447,866       80,868,547       62,918,434
NET ASSETS
 BEGINNING OF PERIOD ..........................    232,319,649      151,451,102       88,532,668
                                                 -------------    -------------    -------------
NET ASSETS
 END OF PERIOD ................................  $ 294,767,515    $ 232,319,649    $ 151,451,102
                                                 =============    =============    =============




                                                                                                      ALLIANCE HIGH
                                                             ALLIANCE GROWTH INVESTORS                    YIELD
                                                ---------------------------------------------------- ----------------
                                                       2000              1999             1998             2000
                                                ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   14,419,764    $   10,885,668    $  13,057,134    $  13,410,653
 Net realized gain (loss) .....................      93,747,350       119,943,716       85,805,363      (14,615,073)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (196,393,672)      120,308,421       52,648,959      (11,205,680)
                                                 --------------    --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (88,226,558)      251,137,805      151,511,456      (12,410,100)
                                                 --------------    --------------    -------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     114,476,090       118,892,312      128,264,748       24,114,311
 Benefits and other policy-related
  transactions (Note 3) .......................     (98,138,415)     (114,804,492)     (99,015,298)     (16,217,496)
 Net transfers among funds and
  guaranteed interest account .................     (18,160,356)      (15,949,611)     (25,554,600)     (21,187,150)
                                                 --------------    --------------    -------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      (1,822,681)      (11,861,791)       3,694,850      (13,290,335)
                                                 --------------    --------------    -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................          48,135          (471,570)        (418,319)      (2,037,976)
                                                 --------------    --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............     (90,001,104)      238,804,444      154,787,987      (27,738,411)
NET ASSETS
 BEGINNING OF PERIOD ..........................   1,216,892,349       978,087,905      823,299,918      149,834,482
                                                 --------------    --------------    -------------    -------------
NET ASSETS
 END OF PERIOD ................................  $1,126,891,245    $1,216,892,349    $ 978,087,905    $ 122,096,071
                                                 ==============    ==============    =============    =============




                                                       ALLIANCE HIGH YIELD
                                                ---------------------------------
                                                      1999             1998
                                                ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $  16,489,390    $  17,442,641
 Net realized gain (loss) .....................    (15,030,554)       1,052,131
 Change in unrealized appreciation
  (depreciation) on investments ...............     (7,843,498)     (29,521,690)
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (6,384,662)     (11,026,918)
                                                 -------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     30,001,760       36,502,728
 Benefits and other policy-related
  transactions (Note 3) .......................    (21,018,230)     (20,288,710)
 Net transfers among funds and
  guaranteed interest account .................    (25,281,076)       2,677,159
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    (16,297,546)      18,891,177
                                                 -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................      2,143,697         (832,263)
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............    (20,538,511)       7,031,996
NET ASSETS
 BEGINNING OF PERIOD ..........................    170,372,993      163,340,997
                                                 -------------    -------------
NET ASSETS
 END OF PERIOD ................................  $ 149,834,482    $ 170,372,993
                                                 =============    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
                                                ------------------------------------------------
                                                      2000             1999            1998
                                                ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    4,111,994   $  3,670,605    $  3,127,402
 Net realized gain (loss) .....................          (3,837)      (194,507)         60,260
 Change in unrealized appreciation
  (depreciation) on investments ...............       2,567,919     (3,783,549)      1,523,009
                                                 --------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................       6,676,076       (307,451)      4,710,671
                                                 --------------   ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      10,221,162     16,691,635      11,828,290
 Benefits and other policy-related
  transactions (Note 3) .......................      (7,227,942)    (8,904,461)     (9,081,050)
 Net transfers among funds and
  guaranteed interest account .................     (12,624,593)    (3,762,164)      9,141,659
                                                 --------------   ------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      (9,631,373)     4,025,010      11,888,899
                                                 --------------   ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................        (592,639)       184,107        (335,126)
                                                 --------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............      (3,547,936)     3,901,666      16,264,444
NET ASSETS
 BEGINNING OF PERIOD ..........................      78,874,339     74,972,673      58,708,229
                                                 --------------   ------------    ------------
NET ASSETS
 END OF PERIOD ................................  $   75,326,403   $ 78,874,339    $ 74,972,673
                                                 ==============   ============    ============




                                                            ALLIANCE INTERNATIONAL                    ALLIANCE MONEY MARKET
                                                ----------------------------------------------- ----------------------------------
                                                      2000            1999            1998             2000             1999
                                                ---------------- -------------- --------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $      (70,919)  $   (321,035)  $    707,847    $    18,750,665   $  12,329,959
 Net realized gain (loss) .....................       5,012,968      2,464,521     (3,596,006)        13,517,536         528,279
 Change in unrealized appreciation
  (depreciation) on investments ...............     (26,115,157)    19,788,723      8,296,285        (12,753,418)       (219,635)
                                                 --------------   ------------   ------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................     (21,173,108)    21,932,209      5,408,126         19,514,783      12,638,603
                                                 --------------   ------------   ------------    ---------------   -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      14,728,538     11,367,096     13,567,993        261,734,365     231,007,033
 Benefits and other policy-related
  transactions (Note 3) .......................      (6,183,460)    (6,261,836)    (5,406,284)       (64,400,152)    (63,463,349)
 Net transfers among funds and
  guaranteed interest account .................       8,264,334     (5,340,816)    (4,357,456)      (159,392,173)    (91,919,848)
                                                 --------------   ------------   ------------    ---------------   -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      16,809,412       (235,556)     3,804,253         37,942,040      75,623,836
                                                 --------------   ------------   ------------    ---------------   -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................          16,024        (49,840)      (109,052)        (2,047,311)      1,075,796
                                                 --------------   ------------   ------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS .............      (4,347,672)    21,646,813      9,103,327         55,409,512      89,338,235
NET ASSETS
 BEGINNING OF PERIOD ..........................      76,881,755     55,234,942     46,131,615        344,428,377     255,090,142
                                                 --------------   ------------   ------------    ---------------   -------------
NET ASSETS
 END OF PERIOD ................................  $   72,534,083   $ 76,881,755   $ 55,234,942    $   399,837,889   $ 344,428,377
                                                 ==============   ============   ============    ===============   =============




                                                 ALLIANCE MONEY
                                                      MARKET
                                                -----------------
                                                       1998
                                                -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $     9,515,464
 Net realized gain (loss) .....................         (153,564)
 Change in unrealized appreciation
  (depreciation) on investments ...............          732,101
                                                 ---------------
 Net increase (decrease) in net assets from
  operations ..................................       10,094,001
                                                 ---------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      229,608,273
 Benefits and other policy-related
  transactions (Note 3) .......................      (41,370,215)
 Net transfers among funds and
  guaranteed interest account .................     (128,607,686)
                                                 ---------------
 Net increase (decrease) in net assets from
  policy-related transactions .................       59,630,372
                                                 ---------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         (387,161)
                                                 ---------------
INCREASE (DECREASE) IN NET ASSETS .............       69,337,212
NET ASSETS
 BEGINNING OF PERIOD ..........................      185,752,930
                                                 ---------------
NET ASSETS
 END OF PERIOD ................................  $   255,090,142
                                                 ===============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              ALLIANCE QUALITY BOND
                                                -------------------------------------------------
                                                      2000             1999             1998
                                                ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $  24,894,866    $  11,213,710    $  9,211,102
 Net realized gain (loss) .....................     (1,145,872)        (623,206)      4,631,844
 Change in unrealized appreciation
  (depreciation) on investments ...............     21,376,212      (16,621,791)        971,979
                                                 -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     45,125,206       (6,031,287)     14,814,925
                                                 -------------    -------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     14,531,506       19,416,861      14,952,560
 Benefits and other policy-related
  transactions (Note 3) .......................    (11,117,359)      (9,082,840)     (5,388,113)
 Net transfers among funds and
  guaranteed interest account .................    172,786,920        1,195,276      49,220,715
                                                 -------------    -------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    176,201,067       11,529,297      58,785,162
                                                 -------------    -------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................        346,180         (553,219)       (402,883)
                                                 -------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............    221,672,453        4,944,791      73,197,204
NET ASSETS
 BEGINNING OF PERIOD ..........................    233,904,432      228,959,641     155,762,437
                                                 -------------    -------------    ------------
NET ASSETS
 END OF PERIOD ................................  $ 455,576,885    $ 233,904,432    $228,959,641
                                                 =============    =============    ============




                                                                                               CAPITAL GUARDIAN RESEARCH
                                                          ALLIANCE SMALL CAP GROWTH                       (B)
                                                ---------------------------------------------- --------------------------
                                                      2000            1999           1998           2000         1999
                                                ---------------- -------------- -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    (616,222)   $   (284,347)  $   (211,223)  $   29,679     $     71
 Net realized gain (loss) .....................     52,329,086       4,345,484     (7,585,521)      30,415        2,837
 Change in unrealized appreciation
  (depreciation) on investments ...............    (35,002,229)     15,295,322      8,009,143        9,596       11,093
                                                 -------------    ------------   ------------   ----------     --------
 Net increase (decrease) in net assets from
  operations ..................................     16,710,635      19,356,459        212,399       69,690       14,001
                                                 -------------    ------------   ------------   ----------     --------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     21,647,575      16,092,219     14,863,783      711,351       63,883
 Benefits and other policy-related
  transactions (Note 3) .......................     (8,620,844)     (5,542,747)    (3,897,615)    (181,366)        (503)
 Net transfers among funds and
  guaranteed interest account .................     51,092,256      (8,085,585)    15,043,596    2,253,279      115,765
                                                 -------------    ------------   ------------   ----------     --------
 Net increase (decrease) in net assets from
  policy-related transactions .................     64,118,987       2,463,887     26,009,764    2,783,264      179,145
                                                 -------------    ------------   ------------   ----------     --------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................       (150,422)        (99,856)    (1,460,161)       5,042          209
                                                 -------------    ------------   ------------   ----------     --------
INCREASE (DECREASE) IN NET ASSETS .............     80,679,200      21,720,490     24,762,002    2,857,996      193,355
NET ASSETS
 BEGINNING OF PERIOD ..........................     70,380,421      48,659,931     23,897,929      193,355           --
                                                 -------------    ------------   ------------   ----------     --------
NET ASSETS
 END OF PERIOD ................................  $ 151,059,621    $ 70,380,421   $ 48,659,931   $3,051,351     $193,355
                                                 =============    ============   ============   ==========     ========


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  CAPITAL GUARDIAN U.S.
                                                        EQUITY (B)                          EQ/AGGRESSIVE STOCK
                                                -------------------------- ------------------------------------------------------
                                                     2000         1999            2000              1999               1998
                                                ------------- ------------ ----------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   28,254    $     781    $    (2,084,917)   $   (2,318,415)   $    (1,119,907)
 Net realized gain (loss) .....................      21,480        1,959        130,034,801        33,754,225          6,840,149
 Change in unrealized appreciation
  (depreciation) on investments ...............       6,999       17,325       (261,224,627)      132,094,676         (5,980,406)
                                                 ----------    ---------    ---------------    --------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................      56,733       20,065       (133,274,743)      163,530,486           (260,164)
                                                 ----------    ---------    ---------------    --------------    ---------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     536,209      115,934        122,336,721       145,241,493        172,792,283
 Benefits and other policy-related
  transactions (Note 3) .......................    (152,937)     (15,128)       (94,869,789)     (117,102,087)      (115,442,947)
 Net transfers among funds and
  guaranteed interest account .................   1,033,573      390,588       (113,067,315)     (113,016,006)       (43,660,488)
                                                 ----------    ---------    ---------------    --------------    ---------------
 Net increase (decrease) in net assets from
  policy-related transactions .................   1,416,845      491,394        (85,600,383)      (84,876,600)        13,688,848
                                                 ----------    ---------    ---------------    --------------    ---------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................       5,455          378         (2,562,254)        2,197,124           (541,559)
                                                 ----------    ---------    ---------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS .............   1,479,033      511,837       (221,437,380)       80,851,010         12,887,125
NET ASSETS
 BEGINNING OF PERIOD ..........................     511,837           --      1,052,045,063       971,194,053        958,306,928
                                                 ----------    ---------    ---------------    --------------    ---------------
NET ASSETS
 END OF PERIOD ................................  $1,990,870    $ 511,837    $   830,607,683    $1,052,045,063    $   971,194,053
                                                 ==========    =========    ===============    ==============    ===============




                                                 EQ/ALLIANCE PREMIER GROWTH (A)
                                                --------------------------------
                                                      2000             1999
                                                ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $     403,852    $    (33,190)
 Net realized gain (loss) .....................      1,799,789         190,495
 Change in unrealized appreciation
  (depreciation) on investments ...............    (83,349,563)      5,068,707
                                                 -------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (81,145,922)      5,226,012
                                                 -------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     32,898,694       6,362,938
 Benefits and other policy-related
  transactions (Note 3) .......................    (10,974,144)     (1,028,342)
 Net transfers among funds and
  guaranteed interest account .................    418,028,445      40,652,847
                                                 -------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    439,952,995      45,987,443
                                                 -------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................          7,014           3,902
                                                 -------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............    358,814,087      51,217,357
NET ASSETS
 BEGINNING OF PERIOD ..........................     51,217,357              --
                                                 -------------    ------------
NET ASSETS
 END OF PERIOD ................................  $ 410,031,444    $ 51,217,357
                                                 =============    ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      EQ/AXP           EQ/AXP
                                                   EQ/ALLIANCE          NEW           STRATEGY
                                                 TECHNOLOGY (C)   DIMENSIONS (D)   AGGRESSIVE (D)
                                                ---------------- ---------------- ----------------
                                                      2000             2000             2000
                                                ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $      (76,288)    $     803       $        48
 Net realized gain (loss) .....................        (506,295)       (1,822)         (145,965)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (10,564,821)      (97,042)         (200,326)
                                                 --------------     ---------       -----------
 Net increase (decrease) in net assets from
  operations ..................................     (11,147,404)      (98,061)         (346,243)
                                                 --------------     ---------       -----------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................       7,114,732        25,593            25,666
 Benefits and other policy-related
  transactions (Note 3) .......................      (1,584,828)       (2,140)           (2,638)
 Net transfers among funds and
  guaranteed interest account .................      40,543,591       354,422           564,195
                                                 --------------     ---------       -----------
 Net increase (decrease) in net assets from
  policy-related transactions .................      46,073,495       377,875           587,223
                                                 --------------     ---------       -----------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         426,287       500,242           500,694
                                                 --------------     ---------       -----------
INCREASE (DECREASE) IN NET ASSETS .............      35,352,378       780,056           741,674
NET ASSETS
 BEGINNING OF PERIOD ..........................              --            --                --
                                                 --------------     ---------       -----------
NET ASSETS
 END OF PERIOD ................................  $   35,352,378     $ 780,056       $   741,674
                                                 ==============     =========       ===========




                                                                                                      EQ EQUITY 500
                                                                    EQ/BALANCED                           INDEX
                                                --------------------------------------------------- -----------------
                                                       2000             1999             1998              2000
                                                ----------------- ---------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    13,953,106   $  11,263,601    $   9,701,879    $     1,076,829
 Net realized gain (loss) .....................       91,832,699      59,723,908       44,259,317        154,361,638
 Change in unrealized appreciation
  (depreciation) on investments ...............     (115,634,605)     11,891,088       20,466,577       (231,136,418)
                                                 ---------------   -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................       (9,848,800)     82,878,597       74,427,773        (75,697,951)
                                                 ---------------   -------------    -------------    ---------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................       43,380,686      45,762,044       46,234,769        141,841,978
 Benefits and other policy-related
  transactions (Note 3) .......................      (49,010,326)    (55,698,939)     (48,368,610)       (68,629,444)
 Net transfers among funds and
  guaranteed interest account .................      (18,801,218)    (25,094,055)      (4,765,223)      (188,630,273)
                                                 ---------------   -------------    -------------    ---------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      (24,430,858)    (35,030,950)      (6,899,064)      (115,417,739)
                                                 ---------------   -------------    -------------    ---------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................         (657,407)         34,900         (601,644)           249,927
                                                 ---------------   -------------    -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS .............      (34,937,065)     47,882,547       66,927,065       (190,865,763)
NET ASSETS
 BEGINNING OF PERIOD ..........................      546,711,558     498,829,011      431,901,946        850,304,536
                                                 ---------------   -------------    -------------    ---------------
NET ASSETS
 END OF PERIOD ................................  $   511,774,493   $ 546,711,558    $ 498,829,011    $   659,438,773
                                                 ===============   =============    =============    ===============




                                                       EQ EQUITY 500 INDEX
                                                ---------------------------------
                                                      1999             1998
                                                ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   3,845,396    $   2,095,841
 Net realized gain (loss) .....................     27,204,757        5,588,532
 Change in unrealized appreciation
  (depreciation) on investments ...............     92,088,291       73,609,890
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................    123,138,444       81,294,263
                                                 -------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................    123,310,198       82,390,480
 Benefits and other policy-related
  transactions (Note 3) .......................    (60,880,027)     (34,756,406)
 Net transfers among funds and
  guaranteed interest account .................    222,120,321       74,806,928
                                                 -------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    284,550,492      122,441,002
                                                 -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................     (1,148,745)        (430,965)
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............    406,540,191      203,304,300
NET ASSETS
 BEGINNING OF PERIOD ..........................    443,764,345      240,460,045
                                                 -------------    -------------
NET ASSETS
 END OF PERIOD ................................  $ 850,304,536    $ 443,764,345
                                                 =============    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              EQ/EVERGREEN
                                                   EQ/EVERGREEN (A)          FOUNDATION (A)
                                                ----------------------- ------------------------
                                                    2000        1999        2000         1999
                                                ------------ ---------- ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    (649)   $    81    $   2,846    $      29
 Net realized gain (loss) .....................    (18,345)        20          192          302
 Change in unrealized appreciation
  (depreciation) on investments ...............    (47,080)     1,450      (13,003)      (1,505)
                                                 ---------    -------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ..................................    (66,074)     1,551       (9,965)      (1,174)
                                                 ---------    -------    ---------    ---------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................    170,085      6,341       76,531           93
 Benefits and other policy-related
  transactions (Note 3) .......................    (40,582)      (434)     (12,610)         (53)
 Net transfers among funds and
  guaranteed interest account .................    389,449     21,204      182,282        2,377
                                                 ---------    -------    ---------    ---------
 Net increase (decrease) in net assets from
  policy-related transactions .................    518,952     27,111      246,203        2,417
                                                 ---------    -------    ---------    ---------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................      1,805         18        3,958        1,605
                                                 ---------    -------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS .............    454,683     28,680      240,196        2,848
NET ASSETS
 BEGINNING OF PERIOD ..........................     28,680         --        2,848           --
                                                 ---------    -------    ---------    ---------
NET ASSETS
 END OF PERIOD ................................  $ 483,363    $28,680    $ 243,044    $   2,848
                                                 =========    =======    =========    =========




                                                   EQ/JANUS
                                                   LARGE CAP
                                                  GROWTH (D)                EQ/PUTNAM BALANCED
                                                -------------- ---------------------------------------------
                                                     2000            2000           1999           1998
                                                -------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................   $    1,297    $     242,042   $    2,956    $      92,355
 Net realized gain (loss) .....................       (3,341)         (90,479)     632,039          419,996
 Change in unrealized appreciation
  (depreciation) on investments ...............     (280,573)         554,259     (752,142)         (10,350)
                                                  ----------    -------------   ----------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (282,617)         705,822     (117,147)         502,001
                                                  ----------    -------------   ----------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      531,995        2,500,056    2,976,182        1,733,126
 Benefits and other policy-related
  transactions (Note 3) .......................      (28,461)      (1,284,376)    (738,901)        (429,944)
 Net transfers among funds and
  guaranteed interest account .................    3,230,829       (1,027,773)     381,163        2,537,998
                                                  ----------    -------------   ----------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    3,734,363          187,907    2,618,444        3,841,180
                                                  ----------    -------------   ----------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................      502,998             (437)     (79,687)      (2,292,055)
                                                  ----------    -------------   ----------    -------------
INCREASE (DECREASE) IN NET ASSETS .............    3,954,744          893,292    2,421,610        2,051,126
NET ASSETS
 BEGINNING OF PERIOD ..........................           --        8,431,103    6,009,493        3,958,367
                                                  ----------    -------------   ----------    -------------
NET ASSETS
 END OF PERIOD ................................   $3,954,744    $   9,324,395   $8,431,103    $   6,009,493
                                                  ==========    =============   ==========    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/PUTNAM GROWTH & INCOME VALUE
                                                -----------------------------------------------
                                                      2000            1999            1998
                                                --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    126,120    $    168,536    $     87,004
 Net realized gain (loss) .....................      (439,753)      1,775,493         339,445
 Change in unrealized appreciation
  (depreciation) on investments ...............     1,779,700      (2,633,398)        891,041
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     1,466,067        (689,369)      1,317,490
                                                 ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................     6,483,419       7,146,178       5,099,897
 Benefits and other policy-related
  transactions (Note 3) .......................    (2,872,054)     (2,808,209)     (1,485,166)
 Net transfers among funds and
  guaranteed interest account .................    (2,317,055)      1,469,187       6,086,532
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................     1,294,310       5,807,156       9,701,263
                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................        (2,863)        (67,263)     (1,334,566)
                                                 ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............     2,757,514       5,050,524       9,684,187
NET ASSETS
 BEGINNING OF PERIOD ..........................    21,793,779      16,743,255       7,059,068
                                                 ------------    ------------    ------------
NET ASSETS
 END OF PERIOD ................................  $ 24,551,293    $ 21,793,779    $ 16,743,255
                                                 ============    ============    ============



                                                 FI MID CAP (D)              FI SMALL/MID CAP VALUE
                                                ---------------- ----------------------------------------------
                                                      2000             2000           1999            1998
                                                ---------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................    $    1,719     $    183,673    $   (113,891)  $      3,173
 Net realized gain (loss) .....................        22,280         (925,533)     (1,591,217)      (142,969)
 Change in unrealized appreciation
  (depreciation) on investments ...............        45,777        2,355,805       1,920,459     (3,986,631)
                                                   ----------     ------------    ------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................        69,776        1,613,945         215,351     (4,126,427)
                                                   ----------     ------------    ------------   ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................       366,696        8,252,522      11,009,658     13,378,658
 Benefits and other policy-related
  transactions (Note 3) .......................       (11,914)      (3,957,634)     (4,607,292)    (4,042,103)
 Net transfers among funds and
  guaranteed interest account .................     1,093,460       (4,015,926)     (7,372,698)     7,112,708
                                                   ----------     ------------    ------------   ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................     1,448,242          278,962        (970,332)    16,449,263
                                                   ----------     ------------    ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................       500,894          (14,691)        (23,731)      (622,058)
                                                   ----------     ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .............     2,018,912        1,878,216        (778,712)    11,700,778
NET ASSETS
 BEGINNING OF PERIOD ..........................            --       35,948,213      36,726,925     25,026,147
                                                   ----------     ------------    ------------   ------------
NET ASSETS
 END OF PERIOD ................................    $2,018,912     $ 37,826,429    $ 35,948,213   $ 36,726,925
                                                   ==========     ============    ============   ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MERCURY BASIC VALUE EQUITY
                                                -----------------------------------------------
                                                      2000            1999            1998
                                                --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $  2,328,016    $    314,801    $    126,014
 Net realized gain (loss) .....................     3,134,933       2,389,365         874,115
 Change in unrealized appreciation
  (depreciation) on investments ...............        80,020       1,362,581        (226,962)
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     5,542,969       4,066,747         773,167
                                                 ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................    14,274,696      10,931,366       6,388,355
 Benefits and other policy-related
  transactions (Note 3) .......................    (5,317,905)     (3,171,744)     (1,430,414)
 Net transfers among funds and
  guaranteed interest account .................      (709,168)      7,845,599       8,794,685
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................     8,247,623      15,605,221      13,752,626
                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................        (2,113)        (43,053)     (1,392,853)
                                                 ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............    13,788,479      19,628,915      13,132,940
NET ASSETS
 BEGINNING OF PERIOD ..........................    39,790,309      20,161,394       7,028,454
                                                 ------------    ------------    ------------
NET ASSETS
 END OF PERIOD ................................  $ 53,578,788    $ 39,790,309    $ 20,161,394
                                                 ============    ============    ============



                                                           MERCURY WORLD STRATEGY              MFS EMERGING GROWTH COMPANIES
                                                -------------------------------------------- ----------------------------------
                                                      2000           1999           1998            2000             1999
                                                --------------- -------------- ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $     128,345    $   22,881    $   24,281    $     4,239,609   $    (640,976)
 Net realized gain (loss) .....................        548,879       265,460        19,432         42,246,120      17,547,129
 Change in unrealized appreciation
  (depreciation) on investments ...............     (1,423,943)      665,736       225,660       (121,109,758)     70,081,784
                                                 -------------    ----------    ----------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations ..................................       (746,719)      954,077       269,373        (74,624,029)     86,987,937
                                                 -------------    ----------    ----------    ---------------   -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      1,503,266     1,304,821     1,050,984         70,287,748      32,825,036
 Benefits and other policy-related
  transactions (Note 3) .......................       (660,475)     (511,416)     (294,100)       (27,814,422)    (13,737,378)
 Net transfers among funds and
  guaranteed interest account .................        109,717      (504,202)    1,271,852        106,624,803      76,182,753
                                                 -------------    ----------    ----------    ---------------   -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................        952,508       289,203     2,028,736        149,098,129      95,270,411
                                                 -------------    ----------    ----------    ---------------   -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................       (455,226)     (999,768)     (849,043)           (13,468)        (72,131)
                                                 -------------    ----------    ----------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS .............       (249,437)      243,512     1,449,066         74,460,632     182,186,217
NET ASSETS
 BEGINNING OF PERIOD ..........................      5,372,224     5,128,712     3,679,646        238,183,041      55,996,824
                                                 -------------    ----------    ----------    ---------------   -------------
NET ASSETS
 END OF PERIOD ................................  $   5,122,787    $5,372,224    $5,128,712    $   312,643,673   $ 238,183,041
                                                 =============    ==========    ==========    ===============   =============




                                                 MFS EMERGING
                                                    GROWTH
                                                   COMPANIES
                                                --------------
                                                     1998
                                                ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $   (156,515)
 Net realized gain (loss) .....................     4,270,964
 Change in unrealized appreciation
  (depreciation) on investments ...............     6,824,857
                                                 ------------
 Net increase (decrease) in net assets from
  operations ..................................    10,939,306
                                                 ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................    11,533,783
 Benefits and other policy-related
  transactions (Note 3) .......................    (2,705,605)
 Net transfers among funds and
  guaranteed interest account .................    25,975,152
                                                 ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    34,803,330
                                                 ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................    (2,575,513)
                                                 ------------
INCREASE (DECREASE) IN NET ASSETS .............    43,167,123
NET ASSETS
 BEGINNING OF PERIOD ..........................    12,829,701
                                                 ------------
NET ASSETS
 END OF PERIOD ................................  $ 55,996,824
                                                 ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                MFS GROWTH WITH INCOME (A)                  MFS RESEARCH
                                                -------------------------- -----------------------------------------------
                                                     2000          1999          2000            1999            1998
                                                -------------- ----------- ---------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................   $    1,225    $    837    $      205,768   $   (155,808)  $    (14,907)
 Net realized gain (loss) .....................       13,705        (227)       12,028,612      2,081,454        494,412
 Change in unrealized appreciation
  (depreciation) on investments ...............      (41,696)     20,637       (17,114,439)     6,720,924      3,063,681
                                                  ----------    --------    --------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................      (26,766)     21,247        (4,880,059)     8,646,570      3,543,186
                                                  ----------    --------    --------------   ------------   ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      915,571      44,806        15,542,973     12,506,780      6,795,257
 Benefits and other policy-related
  transactions (Note 3) .......................     (233,915)     (6,607)       (5,870,299)    (4,808,292)    (1,705,211)
 Net transfers among funds and
  guaranteed interest account .................    1,166,335     326,238        13,683,263      4,280,012     12,108,388
                                                  ----------    --------    --------------   ------------   ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    1,847,991     364,437        23,355,937     11,978,500     17,198,434
                                                  ----------    --------    --------------   ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................       20,011      30,030            (2,662)        (9,698)    (2,472,499)
                                                  ----------    --------    --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .............    1,841,236     415,714        18,473,216     20,615,372     18,269,121
NET ASSETS
 BEGINNING OF PERIOD ..........................      415,714          --        48,637,352     28,021,980      9,752,859
                                                  ----------    --------    --------------   ------------   ------------
NET ASSETS
 END OF PERIOD ................................   $2,256,950    $415,714    $   67,110,568   $ 48,637,352   $ 28,021,980
                                                  ==========    ========    ==============   ============   ============



                                                     MORGAN STANLEY EMERGING MARKETS EQUITY
                                                ------------------------------------------------
                                                      2000             1999            1998
                                                ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $    3,508,920   $    (66,405)   $      13,319
 Net realized gain (loss) .....................       4,430,062        757,878         (637,290)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (36,201,861)    13,987,219       (1,863,245)
                                                 --------------   ------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (28,262,879)    14,678,692       (2,487,216)
                                                 --------------   ------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      13,667,286      4,138,455        2,442,975
 Benefits and other policy-related
  transactions (Note 3) .......................      (5,053,633)    (1,720,293)        (488,932)
 Net transfers among funds and
  guaranteed interest account .................      19,732,771     16,198,446        4,158,460
                                                 --------------   ------------    -------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      28,346,424     18,616,608        6,112,503
                                                 --------------   ------------    -------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................      (1,141,709)    (1,953,290)           2,496
                                                 --------------   ------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............      (1,058,164)    31,342,010        3,627,783
NET ASSETS
 BEGINNING OF PERIOD ..........................      40,690,549      9,348,539        5,720,756
                                                 --------------   ------------    -------------
NET ASSETS
 END OF PERIOD ................................  $   39,632,385   $ 40,690,549    $   9,348,539
                                                 ==============   ============    =============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       T. ROWE PRICE INTERNATIONAL STOCK
                                                -----------------------------------------------
                                                      2000            1999            1998
                                                ---------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $     (279,634)  $     (8,104)  $    138,710
 Net realized gain (loss) .....................       7,054,085      5,209,876        354,819
 Change in unrealized appreciation
  (depreciation) on investments ...............     (17,906,392)     7,742,298      2,423,801
                                                 --------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................     (11,131,941)    12,944,070      2,917,330
                                                 --------------   ------------   ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................      13,284,127     10,327,110      7,881,587
 Benefits and other policy-related
  transactions (Note 3) .......................      (5,430,591)    (3,787,076)    (2,527,577)
 Net transfers among funds and
  guaranteed interest account .................       7,328,519      3,167,992      8,401,386
                                                 --------------   ------------   ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................      15,182,055      9,708,026     13,755,396
                                                 --------------   ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................          (2,816)         1,576     (4,050,846)
                                                 --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .............       4,047,298     22,653,672     12,621,880
NET ASSETS
 BEGINNING OF PERIOD ..........................      53,314,026     30,660,354     18,038,474
                                                 --------------   ------------   ------------
NET ASSETS
 END OF PERIOD ................................  $   57,361,324   $ 53,314,026   $ 30,660,354
                                                 ==============   ============   ============



                                                          T. ROWE PRICE EQUITY INCOME
                                                -----------------------------------------------
                                                      2000            1999            1998
                                                --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income ........................  $  1,299,920    $    726,104    $    549,152
 Net realized gain (loss) .....................     2,373,428       2,737,736       1,272,326
 Change in unrealized appreciation
  (depreciation) on investments ...............     2,594,684      (2,538,268)        512,068
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     6,268,032         925,572       2,333,546
                                                 ------------    ------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
 Net premiums (Note 3) ........................    12,256,205      14,411,461      11,367,975
 Benefits and other policy-related
  transactions (Note 3) .......................    (5,668,132)     (5,261,454)     (4,190,748)
 Net transfers among funds and
  guaranteed interest account .................    (7,594,523)       (470,263)     16,615,531
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  policy-related transactions .................    (1,006,450)      8,679,744      23,792,758
                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT
 RETAINED BY EQUITABLE LIFE IN
 SEPARATE ACCOUNT FP (Note 4) .................        (2,888)        (93,180)     (1,493,701)
                                                 ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............     5,258,694       9,512,136      24,632,603
NET ASSETS
 BEGINNING OF PERIOD ..........................    53,201,667      43,689,531      19,056,928
                                                 ------------    ------------    ------------
NET ASSETS
 END OF PERIOD ................................  $ 58,460,361    $ 53,201,667    $ 43,689,531
                                                 ============    ============    ============


-------
See Notes to Financial Statements.
(a) Commencement of Operations on June 4, 1999.
(b) Commencement of Operations on August 30, 1999.
(c) Commencement of Operations on May 2, 2000.
(d) Commencement of Operations on September 5, 2000.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

Equitable Life Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-ended diversified management investment company that sells shares to separate accounts of insurance companies. Each portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisers with respect to EQAT and is responsible for retaining or discontinuing the services of those advisers. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ/Alliance Technology and EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., and Equitable Distributors, Inc. ("EDI") are distributors and principal underwriters of the Contracts and the Account. Both are affiliates of Equitable Life. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

The Account consists of forty-three variable investment options of which thirty-five are reported herein:

o Alliance Common Stock
o Alliance Conservative Investors
o Alliance Global
o Alliance Growth and Income
o Alliance Growth Investors
o Alliance High Yield
o Alliance Intermediate Government Securities
o Alliance International
o Alliance Money Market
o Alliance Quality Bond
o Alliance Small Cap Growth
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced(2)
o EQ Equity 500 Index(3)
o EQ/Evergreen
o EQ/Evergreen Foundation
o EQ/Janus Large Cap Growth
o EQ/Putnam Balanced
o EQ/Putnam Growth & Income Value
o FI Mid Cap
o FI Small/Mid Cap Value(4)
o Mercury Basic Value Equity(5)
o Mercury World Strategy(6)
o MFS Emerging Growth Companies
o MFS Growth and Income
o MFS Research
o Morgan Stanley Emerging Markets Equity
o T. Rowe Price International Stock
o T. Rowe Price Equity Income

----------------------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Balanced
(3) Formerly known as Alliance Equity Index
(4) Formerly known as Warburg Pincus Small Company Value
(5) Formerly known as Merrill Lynch Basic Value Equity
(6) Formerly known as Merrill Lynch World Strategy
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 the Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity 500 Index Portfolio. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 35,800 Class IB shares of EQ Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding on October 6, 2000. BT Equity 500 Index Portfolio's assets at that date ($1,013,069) were combined with those of EQ Equity 500 Index Portfolio. The aggregate net assets of EQ Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined new assets of $714,521,365.

The assets in each fund are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio ("Portfolio") of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.


The Account supports the operations of Incentive Life, Incentive Life 2000, Incentive Life PlusSM, IL ProtectorSM and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, modified single premium variable life insurance policies; Accumulator Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life PlusSM Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. Incentive Life policies sold during 1999 and thereafter ("Incentive Life sales 1999 and after") reflect an investment in Class IB of the Alliance portfolios and are different from Incentive Life products (see Note 6).

All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

Receivable/payable for policy-related  transactions represent amount due to/from
General  Account  predominately  related  to  premiums,   surrenders  and  death
benefits.

Policyowners may allocate amounts in their individual accounts to the variable investment options and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to (from) the guaranteed interest account of the General Account and other Separate Accounts of $86,326,753, $(140,321,294), and $56,300,263 for the years ended
2000, 1999 and 1998, respectively, are included in Net Transfers among variable investment options. The net assets of any variable investment option may not be less than the aggregate of the policyowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies." Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is

----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


2. Significant Accounting Policies (Concluded)

determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded on the trade date. Dividend and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.


3. Asset Charges

Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:



                                                                MORTALITY AND
                                                                   EXPENSE     MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------- ----------- ---------------- ------
Incentive Life, Incentive Life 2000, Survivorship Incentive
Life, Incentive Life Plus
Second Series, Champion 2000 (a) ...........................       .60%          --            --            .60%
IL Plus Original Series, IL COLI (b)........................        --           --            --             --
Survivorship 2000 (a) ......................................       .90%          --            --            .90%
IL Protector (a) ...........................................       .80%          --            --            .80%
Accumulator Life (a) .......................................      1.35%          --            --           1.35%
SP Flex (a) ................................................       .85%         .60%          .35%          1.80%

----------
(a) Charged to daily net assets of the Account.
(b) 0.60% is charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.


Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life Sales 1999 and after, Accumulator Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

The amounts attributable to Accumulator Life, Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.

----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Amounts Retained by Equitable Life in Separate Account FP

The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:



                                                                  YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------
            VARIABLE INVESTMENT OPTION                     2000              1999              1998
-------------------------------------------------   ----------------- ----------------- -----------------
Alliance Common Stock ...........................     $ (16,274,456)    $ (24,309,506)    $ (17,381,053)
Alliance Conservative Investors .................        (1,266,918)       (1,439,722)       (1,502,507)
Alliance Global .................................        (4,354,919)       (3,414,228)       (3,632,595)
Alliance Growth and Income ......................        (1,390,650)       (1,193,588)       (1,285,582)
Alliance Growth Investors .......................        (6,911,496)       (6,678,645)       (5,613,223)
Alliance High Yield .............................        (2,768,086)        1,254,634        (1,839,368)
Alliance Intermediate Government Securities .....          (786,255)         (194,809)         (685,662)
Alliance International ..........................          (422,427)         (370,877)         (398,118)
Alliance Money Market ...........................        (3,826,779)         (531,900)       (1,591,380)
Alliance Quality Bond ...........................        (1,972,087)       (1,882,364)       (1,509,018)
Alliance Small Cap Growth .......................          (766,644)         (384,204)       (1,675,446)
Capital Guardian Research(2) ....................              (461)               --                --
Capital Guardian U.S. Equity(2) .................              (423)               --                --
EQ/Aggressive Stock .............................        (8,081,955)       (3,284,577)       (6,122,856)
EQ/Alliance Premier Growth(1) ...................        (2,511,999)          (60,529)               --
EQ/Alliance Technology(3) .......................           350,000                --                --
EQ/AXP New Dimensions(4) ........................           500,000                --                --
EQ/AXP Strategy Aggressive(4) ...................           500,000                --                --
EQ/Balanced .....................................        (3,906,495)       (3,060,971)       (3,367,411)
EQ Equity 500 Index .............................        (3,480,655)       (4,878,705)        2,293,340
EQ/Evergreen ....................................               (33)               --                --
EQ/Evergreen Foundation .........................             4,979                --                --
EQ/Janus Large Cap Growth(4) ....................           500,000                --                --
EQ/Putnam Balanced ..............................           (39,928)         (119,105)       (2,310,799)
EQ/Putnam Growth & Income Value .................          (114,001)         (177,637)       (1,391,562)
FI Mid Cap(4) ...................................           500,000                --                --
FI Small/Mid Cap Value ..........................           186,247          (204,730)         (790,600)
Mercury Basic Value Equity ......................          (232,103)         (196,510)       (1,459,281)
Mercury World Strategy ..........................          (478,802)       (1,018,674)         (861,511)
MFS Emerging Growth Companies ...................        (1,782,086)         (713,109)       (2,732,997)
MFS Growth with Income(1) .......................            14,190            29,599                --
MFS Research ....................................          (324,884)         (218,336)       (2,558,541)
Morgan Stanley Emerging Markets Equity ..........        (1,427,425)       (2,019,694)          (21,425)
T. Rowe Price International Stock ...............          (302,002)         (194,106)       (4,170,518)
T. Rowe Price Equity Income .....................          (271,656)         (365,303)       (1,667,503)

----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
(1) Commencement of Operations on June 4, 1999.
(2) Commencement of Operations on August 30, 1999.
(3) Commencement of Operations on May 2, 2000.
(4) Commencement of Operations on September 5, 2000.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Distribution and Servicing Agreements

Equitable Life has entered into Distribution and Servicing Agreements with AXA Advisors, LLC, an affiliate of Equitable Life, and EDI, whereby registered representatives of AXA Advisors, LLC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


6. Investment Returns

The tables on the following pages show the gross and net investment returns with respect to the variable investment options for the periods shown. The net return for each variable investment option is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the variable investment option during such period. Gross return is equal to the total return earned by the underlying EQAT investment which is after deduction of EQAT expense.

The  Separate   Account  rates  of  return   attributable   to  Incentive  Life,
Survivorship Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Incentive Life Plus Original Series, IL Protector, IL COLI, Accumulator Life and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3).

The Separate Account rates of return attributable to Incentive Life Sales 1999 and after, Survivorship Incentive Life and Accumulator Life for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, EQ Equity 500 Index, Alliance Common Stock, Alliance Global, Alliance International, EQ/Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, EQ/Balanced, Alliance Growth Investors are different from other products in the same variable investment option because distribution fees of 0.25% of the average daily assets of the variable investment option are deducted (see Note 1).


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*




                                      YEARS ENDED DECEMBER 31,
                         --------------------------------------------------
ALLIANCE COMMON STOCK         2000          1999        1998        1997
---------------------    -------------- ----------- ----------- -----------
Gross return ........... (14.03)%       25.19%      29.39%      29.40%
Net return ............. (14.54)%       24.44%      28.61%      28.44%



                                                 YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------
ALLIANCE COMMON STOCK        1996        1995         1994         1993       1992        1991
---------------------    ----------- ----------- ------------- ----------- ---------- -----------
Gross return ........... 24.28%      32.45%      (2.14)%       24.84%      3.22%      37.88%
Net return ............. 23.53%      31.66%      (2.73)%       24.08%      2.60%      37.06%


                                                   YEARS ENDED DECEMBER 31,
                                   ---------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS       2000        1999        1998        1997       1996
-------------------------------    ---------- ----------- ----------- ----------- ----------
Gross return ..................... 3.50%      10.14%      13.88%      13.25%      5.21%
Net return ....................... 2.88%       9.48%      13.20%      12.55%      4.57%



                                                     YEARS ENDED DECEMBER 31,
                                   ------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS        1995         1994         1993       1992        1991
-------------------------------    ----------- ------------- ----------- ---------- -----------
Gross return ..................... 20.40%      (4.10)%       10.76%      5.72%      19.87%
Net return ....................... 19.68%      (4.67)%       10.15%      5.09%      19.16%


                                    YEARS ENDED DECEMBER 31,
                       --------------------------------------------------
ALLIANCE GLOBAL             2000          1999        1998        1997
---------------        -------------- ----------- ----------- -----------
Gross return ......... (18.66)%       38.53%      21.80%      11.66%
Net return ........... (19.15)%       37.70%      21.07%      10.88%



                                               YEARS ENDED DECEMBER 31,
                       ------------------------------------------------------------------------
ALLIANCE GLOBAL            1996        1995       1994        1993         1992         1991
---------------        ----------- ----------- ---------- ----------- ------------- -----------
Gross return ......... 14.60%      18.81%      5.23%      32.09%      (0.50)%       30.55%
Net return ........... 13.91%      18.11%      4.60%      31.33%      (1.10)%       29.77%


                                                            YEARS ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME       2000        1999        1998        1997        1996        1995         1994
--------------------------    ---------- ----------- ----------- ----------- ----------- ----------- -------------
Gross return ................ 8.95%      18.66%      20.86%      26.90%      20.09%      24.07%      (0.58)%
Net return .................. 8.30%      17.95%      20.14%      25.99%      19.36%      23.33%      (1.17)%



                               OCTOBER 1 (A) TO
                                 DECEMBER 31,
                              -----------------
ALLIANCE GROWTH AND INCOME           1993
--------------------------    -----------------
Gross return ................ (0.25)%
Net return .................. (0.41)%


                                         YEARS ENDED DECEMBER 31,
                             -------------------------------------------------
ALLIANCE GROWTH INVESTORS         2000         1999        1998        1997
-------------------------    ------------- ----------- ----------- -----------
Gross return ............... (6.71)%       26.58%      19.13%      16.87%
Net return ................. (7.26)%       25.82%      18.41%      16.07%



                                                     YEARS ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS        1996        1995         1994         1993       1992        1991
-------------------------    ----------- ----------- ------------- ----------- ---------- -----------
Gross return ............... 12.61%      26.37%      (3.15)%       15.26%      4.90%      48.89%
Net return ................. 11.93%      25.62%      (3.73)%       14.58%      4.27%      48.01%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*




                                     YEARS ENDED DECEMBER 31,
                       -----------------------------------------------------
ALLIANCE HIGH YIELD         2000          1999          1998         1997
-------------------    ------------- ------------- ------------- -----------
Gross return ......... (8.65)%       (3.35)%       (5.15)%       18.47%
Net return ........... (9.19)%       (3.93)%       (5.72)%       17.76%



                                               YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------------------
ALLIANCE HIGH YIELD        1996        1995         1994         1993        1992        1991
-------------------    ----------- ----------- ------------- ----------- ----------- -----------
Gross return ......... 22.89%      19.92%      (2.79)%       23.15%      12.31%      24.46%
Net return ........... 22.14%      19.20%      (3.37)%       22.41%      11.64%      23.72%


                                                                YEARS ENDED DECEMBER 31,
ALLIANCE INTERMEDIATE   ---------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES      2000        1999        1998       1997       1996        1995         1994         1993       1992
---------------------   ---------- ------------ ---------- ---------- ---------- ----------- ------------- ----------- ----------
Gross return .......... 9.27%        0.02%      7.74%      7.29%      3.78%      13.33%      (4.37)%       10.58%      5.60%
Net return ............ 8.51%       (0.46)%     7.10%      6.65%      3.15%      12.65%      (4.95)%        9.88%      4.96%



                           APRIL 1 (A)
                         TO DECEMBER 31,
ALLIANCE INTERMEDIATE   ----------------
GOVERNMENT SECURITIES         1991
---------------------   ----------------
Gross return .......... 12.26%
Net return ............ 11.60%


                                                                                           APRIL 3 (A) TO
                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                          --------------------------------------------------------------- ---------------
ALLIANCE INTERNATIONAL         2000          1999        1998         1997        1996          1995
----------------------    -------------- ----------- ----------- ------------- ---------- ---------------
Gross return ............ (22.77)%       37.31%      10.57%      (2.98)%       9.82%      11.29%
Net return .............. (23.49)%       36.96%       9.90%      (3.63)%       9.15%      10.79%







                                  YEARS ENDED DECEMBER 31,
                         -------------------------------------------
ALLIANCE MONEY MARKET       2000       1999       1998       1997
---------------------    ---------- ---------- ---------- ----------
Gross return ........... 6.24%      4.96%      5.34%      5.42%
Net return ............. 5.62%      4.35%      4.71%      4.79%



                                             YEARS ENDED DECEMBER 31,
                         -----------------------------------------------------------------
ALLIANCE MONEY MARKET       1996       1995       1994       1993       1992       1991
---------------------    ---------- ---------- ---------- ---------- ---------- ----------
Gross return ........... 5.33%      5.74%      4.02%      3.00%      3.56%      6.18%
Net return ............. 4.70%      5.11%      3.39%      2.35%      2.94%      5.55%


                                                                                                               OCTOBER 1 (A) TO
                                                       YEARS ENDED DECEMBER 31,                                  DECEMBER 31,
                         ------------------------------------------------------------------------------------ -----------------
ALLIANCE QUALITY BOND        2000         1999        1998       1997       1996        1995         1994            1993
---------------------    ----------- ------------- ---------- ---------- ---------- ----------- ------------- -----------------
Gross return ........... 11.48%      (2.00)%       8.69%      9.14%      5.36%      17.02%      (5.10)%       (0.51)%
Net return ............. 10.82%      (2.59)%       8.03%      8.49%      4.73%      16.32%      (5.67)%       (0.66)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*





                                                                    MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,         DECEMBER 31,
                             ------------------------------------- -------------
ALLIANCE SMALL CAP GROWTH        2000        1999         1998          1997
-------------------------    ----------- ----------- ------------- -------------
Gross return ............... 14.12%      27.75%      (4.28)%       26.74%
Net return ................. 13.30%      27.14%      (4.85)%       26.18%


                                                        AUGUST 30 (C) TO
                              YEAR ENDED DECEMBER 31,     DECEMBER 31,
                             ------------------------- -----------------
CAPITAL GUARDIAN RESEARCH               2000                  1999
-------------------------    ------------------------- -----------------
Gross return ............... 5.92%                     7.10%
Net return ................. 5.28%                     6.67%


                                                           AUGUST 30 (C) TO
                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                ------------------------- -----------------
CAPITAL GUARDIAN U.S. EQUITY               2000                  1999
----------------------------    ------------------------- -----------------
Gross return .................. 3.56%                     3.76%
Net return .................... 2.96%                     3.32%


                                    YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------
EQ/AGGRESSIVE STOCK         2000          1999        1998         1997
-------------------    -------------- ----------- ------------ -----------
Gross return ......... (13.13)%       18.84%        0.29%      10.94%
Net return ........... (13.65)%       18.13%       (0.31)%     10.14%



                                                YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK        1996        1995         1994         1993         1992         1991
-------------------    ----------- ----------- ------------- ----------- ------------- -----------
Gross return ......... 22.20%      31.63%      (3.81)%       16.77%      (3.16)%       86.86%
Net return ........... 21.46%      30.85%      (4.39)%       16.05%      (3.74)%       85.75%




                                                         JUNE 4 (C) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
EQ/ALLIANCE PREMIER GROWTH               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ (18.34)%                  18.97%
Net return .................. (18.88)%                  18.52%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*




                           MAY 22 (D) TO DECEMBER 31,
                          ---------------------------
EQ/ALLIANCE TECHNOLOGY                2000
----------------------    ---------------------------
Gross return ............ (33.30)%
Net return .............. (33.52)%


                          OCTOBER 22 (E) TO DECEMBER 31,
                         -------------------------------
EQ/AXP NEW DIMENSIONS                  2000
---------------------    -------------------------------
Gross return ........... (16.78)%
Net return ............. (16.93)%


                               OCTOBER 22 (E) TO DECEMBER 31,
                              -------------------------------
EQ/AXP STRATEGY AGGRESSIVE                  2000
--------------------------    -------------------------------
Gross return ................ (37.61)%
Net return .................. (37.73)%


                                         YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------
EQ/BALANCED                 2000         1999        1998        1997        1996
-----------            ------------- ----------- ----------- ----------- -----------
Gross return ......... (1.32)%       17.79%      18.11%      15.06%      11.68%
Net return ........... (1.91)%       17.09%      17.40%      14.30%      11.00%



                                          YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------------------
EQ/BALANCED                1995         1994         1993         1992         1991
-----------            ----------- ------------- ----------- ------------- -----------
Gross return ......... 19.75%      (8.02)%       12.28%      (2.84)%       41.26%
Net return ........... 19.03%      (8.57)%       11.64%      (3.42)%       40.42%







                                                                                                      SEPTEMBER 30 (A) TO
                                                   YEARS ENDED DECEMBER 31,                              DECEMBER 31,
                           ------------------------------------------------------------------------- --------------------
EQ EQUITY 500 INDEX (F)         2000         1999        1998        1997        1996        1995            1994
-----------------------    ------------- ----------- ----------- ----------- ----------- ----------- --------------------
Gross return .............  ( 9.58)%     20.38%      28.07%      32.58%      22.39%      36.48%      1.08%
Net return ...............  (10.12)%     19.66%      27.30%      31.77%      21.65%      35.66%      0.58%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*





                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/EVERGREEN                      2000                1999
------------           ------------------------- --------------
Gross return ......... (11.66)%                  9.70%
Net return ........... (12.24)%                  9.06%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
                           ------------------------- --------------
EQ/EVERGREEN FOUNDATION               2000                1999
-----------------------    ------------------------- --------------
Gross return ............. (4.82)%                   7.38%
Net return ............... (5.38)%                   6.72%


                              OCTOBER 22 (E) TO DECEMBER 31,
                             -------------------------------
EQ/JANUS LARGE CAP GROWTH                  2000
-------------------------    -------------------------------
Gross return ............... (15.70)%
Net return ................. (15.85)%


                                                            MAY 1 (A) TO
                            YEARS ENDED DECEMBER 31,        DECEMBER 31,
                       ----------------------------------- -------------
EQ/PUTNAM BALANCED        2000        1999         1998         1997
------------------     ---------- ------------ ----------- -------------
Gross return ......... 8.99%        0.01%      11.92%      14.38%
Net return ........... 8.31%       (0.56)%     11.14%      14.02%


                                                             MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,        DECEMBER 31,
EQ/PUTNAM GROWTH &     ------------------------------------ -------------
INCOME VALUE              2000         1999         1998         1997
------------------     ---------- ------------- ----------- -------------
Gross return ......... 6.69%      (1.27)%       12.75%      16.23%
Net return ........... 6.14%      (1.95)%       12.14%      15.75%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*





                        OCTOBER 22 (E) TO
                          DECEMBER 31,
                       ------------------
FI MID CAP                    2000
----------             ------------------
Gross return ......... 0.46%
Net return ........... 0.23%


                                                                MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                          ------------------------------------ -------------
FI SMALL/MID CAP VALUE       2000       1999         1998           1997
----------------------    ---------- ---------- -------------- -------------
Gross return ............ 5.13%      1.80%      (10.02)%       19.15%
Net return .............. 4.51%      1.19%      (10.55)%       18.65%


                                                                   MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ----------------------------------- -------------
MERCURY BASIC VALUE EQUITY        2000        1999        1998         1997
--------------------------    ----------- ----------- ----------- -------------
Gross return ................ 11.81%      19.00%      11.59%      16.99%
Net return .................. 11.14%      18.23%      10.91%      16.55%


                                                                 MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,         DECEMBER 31,
                          ------------------------------------- -------------
MERCURY WORLD STRATEGY         2000          1999       1998         1997
----------------------    -------------- ----------- ---------- -------------
Gross return ............ (11.40)%       21.35%      6.81%      4.70%
Net return .............. (11.98)%       20.62%      6.18%      4.29%


                                                               MAY 1 (A) TO
                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
MFS EMERGING           -------------------------------------- -------------
GROWTH COMPANIES            2000          1999        1998         1997
----------------       -------------- ----------- ----------- -------------
Gross return ......... (18.56)%       73.62%      34.57%      22.42%
Net return ........... (19.32)%       72.63%      33.71%      21.95%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*





                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
MFS GROWTH WITH INCOME               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (0.77)%                   8.76%
Net return .............. (1.29)%                   8.06%


                                                              MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                       ------------------------------------- -------------
MFS RESEARCH                2000         1999        1998         1997
------------           ------------- ----------- ----------- -------------
Gross return ......... (5.25)%       23.12%      24.11%      16.07%
Net return ........... (5.83)%       22.38%      23.36%      15.59%


                                                                      MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,           DECEMBER 31,
MORGAN STANLEY             ----------------------------------------- -------------
EMERGING MARKETS EQUITY         2000          1999         1998           1997
-----------------------    -------------- ----------- -------------- -------------
Gross return ............. (40.12)%       95.82%      (27.10)%       (20.16)%
Net return ............... (40.40)%       94.57%      (27.46)%       (20.37)%


                                                                  MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,       DECEMBER 31,
                               --------------------------------- -------------
T. ROWE PRICE EQUITY INCOME        2000       1999       1998         1997
---------------------------    ----------- ---------- ---------- -------------
Gross return ................. 13.14%      3.54%      9.11%      22.11%
Net return ................... 12.19%      2.93%      8.42%      21.64%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*





                                                                      MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,         DECEMBER 31,
T. ROWE PRICE INTERNATIONAL   -------------------------------------- -------------
STOCK                              2000          1999        1998         1997
---------------------------   -------------- ----------- ----------- -------------
Gross return ................ (18.70)%       31.92%      13.68%      (1.49)%
Net return .................. (19.16)%       31.08%      13.01%      (1.90)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
FP.
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflects performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                                                    JUNE 4 (B) TO
                          YEAR ENDED DECEMBER 31,   DECEMBER 31,
                         ------------------------- --------------
ALLIANCE COMMON STOCK               2000                1999
---------------------    ------------------------- --------------
Gross return ........... (14.25)%                  24.88%
Net return ............. (14.76)%                  24.13%


                                                              JUNE 4 (B) TO
                                    YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                   ------------------------- --------------
ALLIANCE CONSERVATIVE INVESTORS               2000                1999
-------------------------------    ------------------------- --------------
Gross return ..................... 3.24%                     9.87%
Net return ....................... 2.63%                     5.79%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
ALLIANCE GLOBAL                   2000                1999
---------------        ------------------------- --------------
Gross return ......... (18.86)%                  38.17%
Net return ........... (19.35)%                  27.23%


                                                         JUNE 4 (B) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
ALLIANCE GROWTH AND INCOME               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ 8.68%                     18.37%
Net return .................. 8.03%                      6.33%


                                                        JUNE 4 (B) TO
                              YEAR ENDED DECEMBER 31,   DECEMBER 31,
                             ------------------------- --------------
ALLIANCE GROWTH INVESTORS               2000                1999
-------------------------    ------------------------- --------------
Gross return ............... (6.94)%                   26.27%
Net return ................. (7.50)%                   15.36%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
ALLIANCE HIGH YIELD               2000                1999
-------------------    ------------------------- --------------
Gross return ......... (8.90)%                   (3.58)%
Net return ........... (9.44)%                   (4.16)%


                                                    JUNE 4 (B) TO
                          YEAR ENDED DECEMBER 31,   DECEMBER 31,
ALLIANCE INTERMEDIATE    ------------------------- --------------
GOVERNMENT SECURITIES               2000                1999
---------------------    ------------------------- --------------
Gross return ........... 8.99%                     (0.23)%
Net return ............. 8.24%                      0.32%


                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
ALLIANCE INTERNATIONAL               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (22.86)%                  36.90%
Net return .............. (23.61)%                  34.41%


                                                    JUNE 4 (B) TO
                          YEAR ENDED DECEMBER 31,   DECEMBER 31,
                         ------------------------- --------------
ALLIANCE MONEY MARKET               2000                1999
---------------------    ------------------------- --------------
Gross return ........... 5.99%                     4.71%
Net return ............. 5.36%                     4.10%


                                                    JUNE 4 (B) TO
                          YEAR ENDED DECEMBER 31,   DECEMBER 31,
                         ------------------------- --------------
ALLIANCE QUALITY BOND               2000                1999
---------------------    ------------------------- --------------
Gross return ........... 11.28%                    (2.25)%
Net return ............. 10.62%                    (0.95)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                                                        JUNE 4 (B) TO
                              YEAR ENDED DECEMBER 31,   DECEMBER 31,
                             ------------------------- --------------
ALLIANCE SMALL CAP GROWTH               2000                1999
-------------------------    ------------------------- --------------
Gross return ............... 13.78%                    27.46%
Net return ................. 12.97%                    26.86%


                                                        AUGUST 30 (C) TO
                              YEAR ENDED DECEMBER 31,     DECEMBER 31,
                             ------------------------- -----------------
CAPITAL GUARDIAN RESEARCH               2000                  1999
-------------------------    ------------------------- -----------------
Gross return ............... 5.92%                     7.10%
Net return ................. 5.28%                     6.67%


                                                           AUGUST 30 (C) TO
                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                ------------------------- -----------------
CAPITAL GUARDIAN U.S. EQUITY               2000                  1999
----------------------------    ------------------------- -----------------
Gross return .................. 3.56%                     3.76%
Net return .................... 2.96%                     3.32%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/AGGRESSIVE STOCK               2000                1999
-------------------    ------------------------- --------------
Gross return ......... (13.35)%                  18.55%
Net return ........... (13.86)%                  17.83%


                                                         JUNE 4 (B) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
EQ/ALLIANCE PREMIER GROWTH               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ (18.34)%                  18.97%
Net return .................. (18.88)%                  18.52%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE




                           MAY 22 (D) TO DECEMBER 31,
                          ---------------------------
EQ/ALLIANCE TECHNOLOGY                2000
----------------------    ---------------------------
Gross return ............ (33.30)%
Net return .............. (33.52)%


                          OCTOBER 22 (E) TO
                            DECEMBER 31,
                         ------------------
EQ/AXP NEW DIMENSIONS           2000
---------------------    ------------------
Gross return ........... (16.78)%
Net return ............. (16.93)%


                               OCTOBER 22 (E) TO
                                 DECEMBER 31,
                              ------------------
EQ/AXP STRATEGY AGGRESSIVE           2000
--------------------------    ------------------
Gross return ................ (37.61)%
Net return .................. (37.73)%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/BALANCED                       2000                1999
-----------            ------------------------- --------------
Gross return ......... (1.58)%                   17.50%
Net return ........... (2.17)%                   10.98%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
                           ------------------------- --------------
EQ EQUITY 500 INDEX (F)               2000                1999
-----------------------    ------------------------- --------------
Gross return .............  ( 9.81)%                 20.08%
Net return ...............  (10.35)%                  9.66%





----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/EVERGREEN                      2000                1999
------------           ------------------------- --------------
Gross return ......... (11.66)%                  9.70%
Net return ........... (12.24)%                  9.06%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
                           ------------------------- --------------
EQ/EVERGREEN FOUNDATION               2000                1999
-----------------------    ------------------------- --------------
Gross return ............. (4.82)%                   7.38%
Net return ............... (5.38)%                   6.72%


                              OCTOBER 22 TO DECEMBER 31,
                             ---------------------------
EQ/JANUS LARGE CAP GROWTH                2000
-------------------------    ---------------------------
Gross return ............... (15.70)%
Net return ................. (15.85)%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/PUTNAM BALANCED                2000                1999
------------------     ------------------------- --------------
Gross return ......... 8.99%                       0.01%
Net return ........... 8.31%                      (0.56)%


                                                       JUNE 4 (B) TO
                             YEAR ENDED DECEMBER 31,   DECEMBER 31,
EQ/PUTNAM GROWTH & INCOME   ------------------------- --------------
VALUE                                  2000                1999
-------------------------   ------------------------- --------------
Gross return .............. 6.69%                     (1.27)%
Net return ................ 6.14%                     (1.95)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                        OCTOBER 22 TO
                        DECEMBER 31,
                       --------------
FI MID CAP                  2000
----------             --------------
Gross return ......... 0.46%
Net return ........... 0.23%


                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
FI SMALL/MID CAP VALUE               2000                1999
----------------------    ------------------------- --------------
Gross return ............ 5.13%                     1.80%
Net return .............. 4.51%                     1.19%


                                                         JUNE 4 (B) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
MERCURY BASIC VALUE EQUITY               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ 11.81%                    19.00%
Net return .................. 11.14%                    18.23%


                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
MERCURY WORLD STRATEGY               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (11.40)%                  21.35%
Net return .............. (11.98)%                  20.62%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
MFS EMERGING           ------------------------- --------------
GROWTH COMPANIES                  2000                1999
----------------       ------------------------- --------------
Gross return ......... (18.56)%                  73.62%
Net return ........... (19.32)%                  72.63%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE 2000 SALES 1999 AND AFTER,
SURVIVORSHIP INCENTIVE LIFE





                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
MFS GROWTH WITH INCOME               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (0.77)%                   8.76%
Net return .............. (1.29)%                   8.06%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
MFS RESEARCH                      2000                1999
------------           ------------------------- --------------
Gross return ......... (5.25)%                   23.12%
Net return ........... (5.83)%                   22.38%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
MORGAN STANLEY             ------------------------- --------------
EMERGING MARKETS EQUITY               2000                1999
-----------------------    ------------------------- --------------
Gross return ............. (40.12)%                  95.82%
Net return ............... (40.40)%                  94.57%


                                                          JUNE 4 (B) TO
                                YEAR ENDED DECEMBER 31,   DECEMBER 31,
                               ------------------------- --------------
T. ROWE PRICE EQUITY INCOME               2000                1999
---------------------------    ------------------------- --------------
Gross return ................. 13.14%                    3.54%
Net return ................... 12.19%                    2.93%


                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
T. ROWE PRICE          ------------------------- --------------
INTERNATIONAL STOCK               2000                1999
-------------------    ------------------------- --------------
Gross return ......... (18.70)%                  31.92%
Net return ........... (19.16)%                  31.08%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                                                               YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK         2000          1999        1998        1997        1996        1995         1994         1993
---------------------    -------------- ----------- ----------- ----------- ----------- ----------- ------------- -----------
Gross return ........... (14.03)%       25.19%      29.39%      29.40%      24.28%      32.45%      (2.14)%       24.84%
Net return ............. (14.80)%       24.07%      28.22%      28.06%      23.15%      31.26%      (3.02)%       23.70%



                          AUGUST 17 (A) TO
                            DECEMBER 31,
                         -----------------
ALLIANCE COMMON STOCK           1992
---------------------    -----------------
Gross return ........... 5.28%
Net return ............. 4.93%


                                              YEARS ENDED DECEMBER 31,
                                   ----------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS       2000        1999        1998        1997
-------------------------------    ---------- ----------- ----------- -----------
Gross return ..................... 3.50%      10.14%      13.88%      13.25%
Net return ....................... 2.57%       9.15%      12.85%      12.21%



                                                       YEARS ENDED DECEMBER 31,
                                   --------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS       1996        1995         1994         1993         1992
-------------------------------    ---------- ----------- ------------- ----------- -------------
Gross return ..................... 5.21%      20.40%      (4.10)%       10.76%      1.38%
Net return ....................... 4.26%      19.32%      (4.96)%        9.81%      1.04%


                                                           YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL             2000          1999        1998        1997        1996        1995       1994        1993
---------------        -------------- ----------- ----------- ----------- ----------- ----------- ---------- -----------
Gross return ......... (18.66)%       38.53%      21.80%      11.66%      14.60%      18.81%      5.23%      32.09%
Net return ........... (19.39)%       37.28%      20.70%      10.54%      13.56%      17.75%      4.29%      30.93%













                        AUGUST 17 (A) TO
                          DECEMBER 31,
                       -----------------
ALLIANCE GLOBAL               1992
---------------        -----------------
Gross return ......... 4.87%
Net return ........... 4.52%


                                                            YEARS ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME       2000        1999        1998        1997        1996        1995         1994
--------------------------    ---------- ----------- ----------- ----------- ----------- ----------- -------------
Gross return ................ 8.95%      18.66%      20.86%      26.90%      20.09%      24.07%      (0.58)%
Net return .................. 7.98%      17.60%      19.78%      25.61%      19.00%      22.96%      (1.47)%



                               OCTOBER 1 (A) TO
                                 DECEMBER 31,
                              -----------------
ALLIANCE GROWTH AND INCOME           1993
--------------------------    -----------------
Gross return ................ (0.25)%
Net return .................. (0.48)%


                                                                  YEARS ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS         2000         1999        1998        1997        1996        1995         1994         1993
-------------------------    ------------- ----------- ----------- ----------- ----------- ----------- ------------- -----------
Gross return ............... (6.71)%       26.58%      19.13%      16.87%      12.61%      26.37%      (3.15)%       15.26%
Net return ................. (7.54)%       25.44%      18.06%      15.72%      11.59%      25.24%      (4.02)%       14.24%



                              AUGUST 17 (A) TO
                                DECEMBER 31,
                             -----------------
ALLIANCE GROWTH INVESTORS           1992
-------------------------    -----------------
Gross return ...............    6.89%
Net return .................    6.53%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                                                           YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD         2000        1999       1998        1997        1996        1995         1994         1993
-------------------    ------------- ---------- ---------- ----------- ----------- ----------- ------------- -----------
Gross return ......... (8.65)%       3.35%      5.15%      18.47%      22.89%      19.92%      (2.79)%       23.15%
Net return ........... (9.47)%       4.22%      6.00%      17.40%      21.77%      18.84%      (3.66)%       22.04%



                        AUGUST 17 (A) TO
                          DECEMBER 31,
                       -----------------
ALLIANCE HIGH YIELD           1992
-------------------    -----------------
Gross return .........    1.84%
Net return ...........    1.50%


                                                           YEARS ENDED DECEMBER 31,
ALLIANCE INTERMEDIATE    --------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES       2000       1999       1998       1997       1996        1995         1994         1993
---------------------    ---------- ---------- ---------- ---------- ---------- ----------- ------------- -----------
Gross return ........... 9.27%      0.02%      7.74%      7.29%      3.78%      13.33%      (4.37)%       10.58%
Net return ............. 8.19%      0.76%      6.78%      6.33%      2.84%      12.31%      (5.23)%        9.55%



                          AUGUST 17 (A) TO
                            DECEMBER 31,
ALLIANCE INTERMEDIATE    -----------------
GOVERNMENT SECURITIES           1992
---------------------    -----------------
Gross return ........... 0.90%
Net return ............. 0.56%


                                                                                        APRIL 3 (A) TO
                                            YEARS ENDED DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------ ---------------
ALLIANCE INTERNATIONAL         2000          1999        1998       1997       1996          1995
----------------------    -------------- ----------- ----------- ---------- ---------- ---------------
Gross return ............ (22.77)%       37.31%      10.57%      2.98%      9.82%      11.29%
Net return .............. (23.72)%       36.55%       9.57%      3.93%      8.82%      10.55%









                                                                                                                  AUGUST 17 (A) TO
                                                        YEARS ENDED DECEMBER 31,                                    DECEMBER 31,
                         --------------------------------------------------------------------------------------- -----------------
ALLIANCE MONEY MARKET       2000       1999       1998       1997       1996       1995       1994       1993           1992
---------------------    ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------------
Gross return ........... 6.24%      4.96%      5.34%      5.42%      5.33%      5.74%      4.02%      3.00%      1.11%
Net return ............. 5.30%      4.04%      4.39%      4.47%      4.38%      4.80%      3.08%      2.04%      0.77%


                                                                                                               OCTOBER 1 (A) TO
                                                       YEARS ENDED DECEMBER 31,                                  DECEMBER 31,
                         ------------------------------------------------------------------------------------ -----------------
ALLIANCE QUALITY BOND        2000         1999        1998       1997       1996        1995         1994            1993
---------------------    ----------- ------------- ---------- ---------- ---------- ----------- ------------- -----------------
Gross return ........... 11.48%      (2.00)%       8.69%      9.14%      5.36%      17.02%      (5.10)%       (0.51)%
Net return ............. 10.48%      (2.88)%       7.71%      8.16%      4.41%      15.97%      (5.95)%       (0.73)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                                                                    MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,         DECEMBER 31,
                             ------------------------------------- -------------
ALLIANCE SMALL CAP GROWTH        2000        1999         1998          1997
-------------------------    ----------- ----------- ------------- -------------
Gross return ............... 14.12%      27.75%      (4.28)%       26.74%
Net return ................. 12.96%      26.76%      (5.14)%       25.92%


                                                        AUGUST 30 (C) TO
                              YEAR ENDED DECEMBER 31,     DECEMBER 31,
                             ------------------------- -----------------
CAPITAL GUARDIAN RESEARCH               2000                  1999
-------------------------    ------------------------- -----------------
Gross return ............... 5.92%                     7.10%
Net return ................. 4.96%                     6.46%


                                                           AUGUST 30 (C) TO
                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                ------------------------- -----------------
CAPITAL GUARDIAN U.S. EQUITY               2000                  1999
----------------------------    ------------------------- -----------------
Gross return .................. 3.56%                     3.76%
Net return .................... 2.66%                     3.11%


                                                             YEARS ENDED DECEMBER 31,
                       -----------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK         2000          1999        1998         1997        1996        1995         1994         1993
-------------------    -------------- ----------- ------------ ----------- ----------- ----------- ------------- -----------
Gross return ......... (13.13)%       18.84%        0.29%      10.94%      22.20%      31.63%      (3.81)%       16.77%
Net return ........... (13.91)%       17.77%       (0.62)%      9.81%      21.09%      30.46%      (4.68)%       15.70%



                        MARCH 1 (A) TO
                         DECEMBER 31,
                       ---------------
EQ/AGGRESSIVE STOCK          1992
-------------------    ---------------
Gross return ......... 11.49%
Net return ........... 11.11%






                                                         JUNE 4 (C) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
EQ/ALLIANCE PREMIER GROWTH               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ (18.34)%                  18.97%
Net return .................. (19.12)%                  18.28%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                           MAY 22 (D) TO
                           DECEMBER 31,
                          --------------
EQ/ALLIANCE TECHNOLOGY         2000
----------------------    --------------
Gross return ............ (33.30)%
Net return .............. (33.66)%


                          OCTOBER 22 (E) TO
                            DECEMBER 31,
                         ------------------
EQ/AXP NEW DIMENSIONS           2000
---------------------    ------------------
Gross return ........... (16.78)%
Net return ............. (17.01)%


                               OCTOBER 22 (E) TO
                                 DECEMBER 31,
                              ------------------
EQ/AXP STRATEGY AGGRESSIVE           2000
--------------------------    ------------------
Gross return ................ (37.61)%
Net return .................. (37.79)%


                                                            YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------------------------------------------------------
EQ/BALANCED                 2000         1999        1998        1997        1996        1995         1994         1993
-----------            ------------- ----------- ----------- ----------- ----------- ----------- ------------- -----------
Gross return ......... (1.32)%       17.79%      18.11%      15.06%      11.68%      19.75%      (8.02)%       12.28%
Net return ........... (2.21)%       16.73%      17.05%      13.96%      10.67%      18.68%      (8.84)%       11.30%



                        AUGUST 17 (A) TO
                          DECEMBER 31,
                       -----------------
EQ/BALANCED                   1992
-----------            -----------------
Gross return ......... 5.37%
Net return ........... 5.02%





                                                                                                      MARCH 1(A) TO
                                                   YEARS ENDED DECEMBER 31,                           DECEMBER 31,
                           ------------------------------------------------------------------------- --------------
EQ EQUITY 500 INDEX (F)         2000         1999        1998        1997        1996        1995         1994
-----------------------    ------------- ----------- ----------- ----------- ----------- ----------- --------------
Gross return .............  ( 9.58)%     20.38%      28.07%      32.58%      22.39%      36.48%      1.08%
Net return ...............  (10.39)%     19.30%      26.92%      31.38%      21.28%      35.26%      0.33%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/EVERGREEN                      2000                1999
------------           ------------------------- --------------
Gross return ......... (11.66)%                  9.70%
Net return ........... (12.50)%                  8.73%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
                           ------------------------- --------------
EQ/EVERGREEN FOUNDATION               2000                1999
-----------------------    ------------------------- --------------
Gross return ............. (4.82)%                   7.38%
Net return ............... (5.67)%                   6.14%


                              OCTOBER 22 (E) TO
                                DECEMBER 31,
                             ------------------
EQ/JANUS LARGE CAP GROWTH           2000
-------------------------    ------------------
Gross return ............... (15.70)%
Net return ................. (15.93)%


                                                          MAY 1 (A) TO
                           YEARS ENDED DECEMBER 31,       DECEMBER 31,
                       --------------------------------- -------------
EQ/PUTNAM BALANCED        2000       1999        1998         1997
------------------     ---------- ---------- ----------- -------------
Gross return ......... 8.99%      0.01%      11.92%      14.38%
Net return ........... 7.98%      0.86%      10.81%      13.79%


                                                                  MAY 1 (A) TO
                                  YEARS ENDED DECEMBER 31,        DECEMBER 31,
EQ/PUTNAM GROWTH & INCOME   ------------------------------------ -------------
VALUE                          2000         1999         1998         1997
-------------------------   ---------- ------------- ----------- -------------
Gross return .............. 6.69%      (1.27)%       12.75%      16.23%
Net return ................ 5.82%      (2.25)%       11.81%      15.52%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                        OCTOBER 22 (E) TO
                          DECEMBER 31,
                       ------------------
FI MID CAP                    2000
----------             ------------------
Gross return ......... 0.46%
Net return ........... 0.13%


                                                                MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                          ------------------------------------ -------------
FI SMALL/MID CAP VALUE       2000       1999         1998           1997
----------------------    ---------- ---------- -------------- -------------
Gross return ............ 5.13%      1.80%      (10.02)%       19.15%
Net return .............. 4.20%      0.88%      (10.82)%       18.41%


                                                                   MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ----------------------------------- -------------
MERCURY BASIC VALUE EQUITY        2000        1999        1998         1997
--------------------------    ----------- ----------- ----------- -------------
Gross return ................ 11.81%      19.00%      11.59%      16.99%
Net return .................. 10.81%      17.87%      10.58%      16.32%


                                                                 MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,         DECEMBER 31,
                          ------------------------------------- -------------
MERCURY WORLD STRATEGY         2000          1999       1998         1997
----------------------    -------------- ----------- ---------- -------------
Gross return ............ (11.40)%       21.35%      6.81%      4.70%
Net return .............. (12.25)%       20.25%      5.86%      4.08%


                                                               MAY 1 (A) TO
                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
MFS EMERGING GROWTH    -------------------------------------- -------------
COMPANIES                   2000          1999        1998         1997
-------------------    -------------- ----------- ----------- -------------
Gross return ......... (18.56)%       73.62%      34.57%      22.42%
Net return ........... (19.56)%       72.11%      33.31%      21.70%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SURVIVORSHIP 2000





                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
MFS GROWTH WITH INCOME               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (0.77)%                   8.76%
Net return .............. (1.58)%                   7.74%


                                                              MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                       ------------------------------------- -------------
MFS RESEARCH                2000         1999        1998         1997
------------           ------------- ----------- ----------- -------------
Gross return ......... (5.25)%       23.12%      24.11%      16.07%
Net return ........... (6.11)%       22.01%      22.99%      15.36%


                                                                     AUGUST 1 (A) TO
                                  YEARS ENDED DECEMBER 31,            DECEMBER 31,
MORGAN STANLEY EMERGING   ----------------------------------------------------------
MARKETS EQUITY                 2000          1999         1998            1997
-----------------------   -------------- ----------- -------------- ----------------
Gross return ............ (40.12)%       95.82%      (27.10)%       (20.16)%
Net return .............. (40.58)%       93.98%      (27.68)%       (20.46)%


                                                                  MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,       DECEMBER 31,
                               --------------------------------- -------------
T. ROWE PRICE EQUITY INCOME        2000       1999       1998         1997
---------------------------    ----------- ---------- ---------- -------------
Gross return ................. 13.14%      3.54%      9.11%      22.11%
Net return ................... 11.85%      2.62%      8.09%      21.40%


                                                                      MAY 1 (A) TO
                                     YEARS ENDED DECEMBER 31,         DECEMBER 31,
T. ROWE PRICE INTERNATIONAL   -------------------------------------- -------------
STOCK                              2000          1999        1998         1997
---------------------------   -------------- ----------- ----------- -------------
Gross return ................ (18.70)%       31.92%      13.68%      (1.49)%
Net return .................. (19.41)%       30.68%      12.67%      (2.10)%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*




                                                               YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------
                                           2000          1999        1998        1997        1996        1995
                                      -------------- ----------- ----------- ----------- ----------- -----------
Alliance Common Stock ............... (14.03)%        25.19%      29.39%     29.40%      24.28%      33.07%
Alliance Conservative Investors .....   3.50%         10.14%      13.88%     13.25%       5.21%      20.59%
Alliance Global ..................... (18.66)%        38.53%      21.80%     11.66%      14.60%      19.38%
Alliance Growth and Income ..........   8.95%         18.66%      20.86%     26.90%      20.09%      24.38%
Alliance Growth Investors ........... ( 6.71)%        26.58%      19.13%     16.87%      12.61%      26.92%
Alliance High Yield ................. ( 8.65)%        (3.35)%     (5.15)%    18.47%      22.89%      19.95%
Alliance Intermediate
Government Securities ...............   9.27%          0.02%       7.74%      7.29%       3.78%      13.31%


                                                                                           APRIL 30 (A) TO
                                             YEARS ENDED DECEMBER 31,                       DECEMBER 31,
                          --------------------------------------------------------------- ----------------
                               2000          1999        1998         1997        1996          1995
                          -------------- ----------- ----------- ------------- ---------- ----------------
Alliance International .. (22.77)%       37.31%      10.57%      (3.05)%       9.81%      11.29%


                                              YEARS ENDED DECEMBER 31,
                         -------------------------------------------------------------------
                            2000        1999        1998       1997       1996       1995
                         ---------- ------------ ---------- ---------- ---------- ----------
Alliance Money Market ..  6.24%       4.96%      5.34%      5.42%      5.33%       5.69%
Alliance Quality Bond .. 11.48%      (2.00)%     8.69%      9.14%      5.36%      17.13%


                                                                    AUGUST 20 (A) TO
                                   YEARS ENDED DECEMBER 31,           DECEMBER 31,
                             ------------------------------------- -----------------
                                 2000        1999         1998            1997
                             ----------- ----------- ------------- -----------------
Alliance Small Cap Growth .. 14.12%      27.75%      (4.28)%       26.69%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
* Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*





                                                           AUGUST 30 (E) TO
                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                ------------------------- -----------------
                                           2000                  1999
                                ------------------------- -----------------
Capital Guardian Research ..... 5.92%                     7.10%
Capital Guardian U.S. Equity .. 3.56%                     3.76%


                                               YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------------------
                            2000          1999       1998        1997        1996        1995
                       -------------- ----------- ---------- ----------- ----------- -----------
EQ/Aggressive Stock .. (13.13)%       18.84%      0.29%      10.94%      22.20%      33.00%


                                                         JUNE 4 (E) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
                                         2000                1999
                              ------------------------- --------------
EQ/Alliance Premier Growth .. (18.34)%                  18.97%


                           MAY 22(D) TO
                           DECEMBER 31,
                          -------------
                               2000
                          -------------
EQ/Alliance Technology .. (33.30)%


                               OCTOBER 22 (E) TO
                                 DECEMBER 31,
                              ------------------
                                     2000
                              ------------------
EQ/AXP New Dimensions ....... (16.78)%
EQ/AXP Strategy Aggressive .. (37.61)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
* Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*




                                                   YEARS ENDED DECEMBER 31,
                           -------------------------------------------------------------------------
                                2000         1999        1998        1997        1996        1995
                           ------------- ----------- ----------- ----------- ----------- -----------
EQ/Balanced .............. (1.32)%       17.79%      18.11%      15.06%      11.68%      20.32%
EQ Equity 500 Index (f) .. (9.58)%       20.38%      28.07%      32.57%      22.38%      36.53%


                                                       JUNE 4 (D) TO
                             YEAR ENDED DECEMBER 31,   DECEMBER 31,
                            ------------------------- --------------
                                       2000                1999
                            ------------------------- --------------
EQ/Evergreen .............. (11.66)%                  9.70%
EQ/Evergreen Foundation ... ( 4.82)%                  7.38%


                              OCTOBER 22 (E) TO
                                DECEMBER 31,
                             ------------------
                                    2000
                             ------------------
EQ/Janus Large Cap Growth .. (15.70)%


                                                                   MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ----------------------------------- -------------
                                 2000        1999         1998         1997
                              ---------- ------------ ----------- -------------
EQ/Putnam Balanced .......... 8.99%        0.01%      11.92%      14.48%
EQ/Putnam Growth & Income
Value ....................... 6.69%       (1.27)%     12.75%      14.48%


                      OCTOBER 22 (E) TO
                        DECEMBER 31,
                     ------------------
                            2000
                     ------------------
FI Mid Cap ......... 0.46%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
* Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*





                                                                     MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,          DECEMBER 31,
                            --------------------------------------- -------------
                                 2000        1999         1998           1997
                            ------------- ---------- -------------- -------------
FI Small/Mid Cap Value ....    5.13%       1.80%     (10.02)%       19.13%
Mercury Basic Value Equity    11.81%      19.00%      11.59%        17.02%
Mercury World Strategy ....  (11.40)%     21.35%       6.81%         4.71%
MFS Emerging Growth
Companies .................  (18.56)%     73.62%      34.57%        22.44%


                                                     JUNE 4 (D) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
                                     2000                1999
                          ------------------------- --------------
MFS Growth with Income .. (0.77)%                   8.76%


                                                              MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                       ------------------------------------- -------------
                            2000         1999        1998         1997
                       ------------- ----------- ----------- -------------
MFS Research ......... (5.25)%       23.12%      24.11%      16.05%


                                                                       AUGUST 20 (A) TO
                                    YEARS ENDED DECEMBER 31,             DECEMBER 31,
                            ----------------------------------------- -----------------
                                 2000          1999         1998             1997
                            -------------- ----------- -------------- -----------------
Morgan Stanley Emerging
Markets Equity ............ (40.12)%       95.82%      (27.10)%       (20.19)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
* Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
INCENTIVE LIFE PLUS ORIGINAL SERIES*





                                                                    MAY 1 (A) TO
                                    YEARS ENDED DECEMBER 31,        DECEMBER 31,
                               ----------------------------------- -------------
                                    2000        1999       1998         1997
                               ------------- ---------- ---------- -------------
T. Rowe Price Equity Income ..   13.14%       3.54%      9.11%      22.13%
T. Rowe Price
International Stock ..........  (18.70)%     31.92%     13.68%      (1.50)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
* Sales of Incentive Life Plus Original Series commenced on January 6, 1995. Date as of which net premiums under the policies were first allocated to the variable investment option. The returns for the periods indicated are not annual rates of return. There are no separate account asset charges for this policy and therefore the gross and net rates of return are the same. The rate of return for the year ended December 31, 1998 indicated is not an annualized rate of return.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                                                                             AUGUST 5 (A) TO
                                      YEARS ENDED DECEMBER 31,                DECEMBER 31,
                         -------------------------------------------------- ----------------
ALLIANCE COMMON STOCK         2000          1999        1998        1997          1996
---------------------    -------------- ----------- ----------- ----------- ----------------
Gross return ........... (14.03)%       25.19%      29.39%      29.40%      24.28%
Net return ............. (14.72)%       24.19%      28.35%      28.18%      17.44%


                                                                                   AUGUST 5 (A) TO
                                              YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                   ---------------------------------------------- ----------------
ALLIANCE CONSERVATIVE INVESTORS       2000        1999        1998        1997          1996
-------------------------------    ---------- ----------- ----------- ----------- ----------------
Gross return ..................... 3.50%      10.14%      13.88%      13.25%      5.21%
Net return ....................... 2.68%      19.26%      12.97%      12.32%      7.94%


                                                                           AUGUST 5 (A) TO
                                    YEARS ENDED DECEMBER 31,                DECEMBER 31,
                       -------------------------------------------------- ----------------
ALLIANCE GLOBAL             2000          1999        1998        1997          1996
---------------        -------------- ----------- ----------- ----------- ----------------
Gross return ......... (18.66)%       38.53%      21.80%      11.66%      14.60%
Net return ........... (19.31)%       37.42%      20.83%      10.65%       6.78%


                                                                              AUGUST 5 (A) TO
                                         YEARS ENDED DECEMBER 31,              DECEMBER 31,
                              ---------------------------------------------- ----------------
ALLIANCE GROWTH AND INCOME       2000        1999        1998        1997          1996
--------------------------    ---------- ----------- ----------- ----------- ----------------
Gross return ................ 8.95%      18.66%      20.86%      26.90%      20.09%
Net return .................. 8.09%      17.71%      19.90%      25.74%      15.63%


                                                                                AUGUST 5 (A) TO
                                         YEARS ENDED DECEMBER 31,                DECEMBER 31,
                             ------------------------------------------------- ----------------
ALLIANCE GROWTH INVESTORS         2000         1999        1998        1997          1996
-------------------------    ------------- ----------- ----------- ----------- ----------------
Gross return ............... (6.71)%       26.58%      19.13%      16.87%      12.61%
Net return ................. (7.45)%       25.57%      18.18%      15.84%       9.38%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                                                                              AUGUST 5 (A) TO
                                     YEARS ENDED DECEMBER 31,                  DECEMBER 31,
                       ----------------------------------------------------- ----------------
ALLIANCE HIGH YIELD         2000          1999          1998         1997          1996
-------------------    ------------- ------------- ------------- ----------- ----------------
Gross return ......... (8.65)%       (3.35)%       (5.15)%       18.47%      22.89%
Net return ........... (9.38)%       (4.13)%       (5.91)%       17.52%      13.90%


                                                                        AUGUST 5 (A) TO
                                   YEARS ENDED DECEMBER 31,              DECEMBER 31,
ALLIANCE INTERMEDIATE    --------------------------------------------- ----------------
GOVERNMENT SECURITIES       2000        1999        1998       1997          1996
---------------------    ---------- ------------ ---------- ---------- ----------------
Gross return ........... 9.27%        0.02%      7.74%      7.29%      3.78%
Net return ............. 8.30%       (0.66)%     6.88%      6.43%      4.49%


                                                                                AUGUST 5 (A) TO
                                        YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                          ---------------------------------------------------- ----------------
ALLIANCE INTERNATIONAL         2000          1999        1998         1997           1996
----------------------    -------------- ----------- ----------- ------------- ----------------
Gross return ............ (22.77)%       37.31%      10.57%      (2.98)%       9.82%
Net return .............. (23.64)%       36.68%       9.68%      (3.83)%       2.11%


                                                                      AUGUST 5 (A) TO
                                  YEARS ENDED DECEMBER 31,             DECEMBER 31,
                         ------------------------------------------- ----------------
ALLIANCE MONEY MARKET       2000       1999       1998       1997          1996
---------------------    ---------- ---------- ---------- ---------- ----------------
Gross return ........... 6.24%      4.96%      5.34%      5.42%      5.33%
Net return ............. 5.40%      4.14%      4.50%      4.57%      2.98%


                                                                          AUGUST 5 (A) TO
                                    YEARS ENDED DECEMBER 31,               DECEMBER 31,
                         ----------------------------------------------- ----------------
ALLIANCE QUALITY BOND        2000         1999        1998       1997          1996
---------------------    ----------- ------------- ---------- ---------- ----------------
Gross return ........... 11.48%      (2.00)%       8.69%      9.14%      5.36%
Net return ............. 10.60%      (2.78)%       7.82%      8.27%      7.86%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                                                                    MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,         DECEMBER 31,
                             ------------------------------------- -------------
ALLIANCE SMALL CAP GROWTH        2000        1999         1998          1997
-------------------------    ----------- ----------- ------------- -------------
Gross return ............... 14.12%      27.75%      (4.28)%       26.74%
Net return ................. 13.08%      26.89%      (5.04)%       26.01%


                                                        AUGUST 30 (C) TO
                              YEAR ENDED DECEMBER 31,     DECEMBER 31,
                             ------------------------- -----------------
CAPITAL GUARDIAN RESEARCH               2000                  1999
-------------------------    ------------------------- -----------------
Gross return ............... 5.92%                     7.10%
Net return ................. 5.07%                     6.53%


                                                           AUGUST 30 (C) TO
                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                ------------------------- -----------------
CAPITAL GUARDIAN U.S. EQUITY               2000                  1999
------------------------------- ------------------------- -----------------
Gross return .................. 3.56%                     3.76%
Net return .................... 2.76%                     3.28%


                                                                            AUGUST 30 (C) TO
                                     YEAR ENDED DECEMBER 31,                  DECEMBER 31,
                       --------------------------------------------------- -----------------
EQ/AGGRESSIVE STOCK         2000          1999        1998         1997           1996
-------------------    -------------- ----------- ------------ ----------- -----------------
Gross return ......... (13.13)%       18.84%        0.29%      10.94%      22.20%
Net return ........... (13.83)%       17.89%       (0.52)%      9.92%       6.22%


                                                         JUNE 4 (C) TO
                               YEAR ENDED DECEMBER 31,   DECEMBER 31,
                              ------------------------- --------------
EQ/ALLIANCE PREMIER GROWTH               2000                1999
--------------------------    ------------------------- --------------
Gross return ................ (18.34)%                  18.97%
Net return .................. (19.04)%                  18.36%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                           MAY 22 (D) TO
                           DECEMBER 31,
                          --------------
EQ/ALLIANCE TECHNOLOGY         2000
----------------------    --------------
Gross return ............ (33.30)%
Net return .............. (33.61)%


                          OCTOBER 22 (E) TO
                            DECEMBER 31,
                         ------------------
EQ/AXP NEW DIMENSIONS           2000
---------------------    ------------------
Gross return ........... (16.78)%
Net return ............. (16.98)%


                               OCTOBER 22 (E) TO
                                 DECEMBER 31,
                              ------------------
EQ/AXP STRATEGY AGGRESSIVE           2000
--------------------------    ------------------
Gross return ................ (37.61)%
Net return .................. (37.77)%


                                                                          AUGUST 5 (A) TO
                                   YEARS ENDED DECEMBER 31,                DECEMBER 31,
                       ------------------------------------------------- ----------------
EQ/BALANCED                 2000         1999        1998        1997          1996
-----------            ------------- ----------- ----------- ----------- ----------------
Gross return ......... (1.32)%       17.79%      18.11%      15.06%      11.68%
Net return ........... (2.11)%       16.85%      17.17%      14.07%       8.67%


                                                                              AUGUST 5 (A) TO
                                       YEARS ENDED DECEMBER 31,                DECEMBER 31,
                           ------------------------------------------------- ----------------
EQ EQUITY 500 INDEX (F)         2000         1999        1998        1997          1996
-----------------------    ------------- ----------- ----------- ----------- ----------------
Gross return .............   (9.58)%     20.38%      28.07%      32.58%      22.39%
Net return ...............  (10.30)%     19.42%      27.05%      31.51%      16.25%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                                                  JUNE 4 (B) TO
                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                       ------------------------- --------------
EQ/EVERGREEN                      2000                1999
------------           ------------------------- --------------
Gross return ......... (11.66)%                  9.70%
Net return ........... (12.42)%                  6.81%


                                                      JUNE 4 (B) TO
                            YEAR ENDED DECEMBER 31,   DECEMBER 31,
                           ------------------------- --------------
EQ/EVERGREEN FOUNDATION               2000                1999
-----------------------    ------------------------- --------------
Gross return ............. (4.82)%                   7.38%
Net return ............... (5.57)%                   9.83%


                              OCTOBER 22 TO
                              DECEMBER 31,
                             --------------
EQ/JANUS LARGE CAP GROWTH         2000
-------------------------    --------------
Gross return ............... (15.70)%
Net return ................. (15.90)%


                                                            MAY 1 (A) TO
                            YEARS ENDED DECEMBER 31,        DECEMBER 31,
                       ----------------------------------- -------------
EQ/PUTNAM BALANCED        2000        1999         1998         1997
------------------     ---------- ------------ ----------- -------------
Gross return ......... 8.99%        0.01%      11.92%      14.38%
Net return ........... 8.09%       (0.76)%     10.92%      13.87%


                                                             MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,        DECEMBER 31,
EQ/PUTNAM GROWTH       ------------------------------------ -------------
& INCOME VALUE            2000         1999         1998         1997
----------------       ---------- ------------- ----------- -------------
Gross return ......... 6.69%      (1.27)%       12.75%      16.23%
Net return ........... 5.93%      (2.15)%       11.92%      13.87%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                        OCTOBER 22 TO
                        DECEMBER 31,
                       --------------
FI MID CAP                  2000
----------             --------------
Gross return ......... 0.46%
Net return ........... 0.16%


                                                                MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                          ------------------------------------ -------------
FI SMALL/MID CAP VALUE       2000       1999         1998           1997
----------------------    ---------- ---------- -------------- -------------
Gross return ............ 5.13%      1.80%      (10.02)%       19.15%
Net return .............. 4.30%      0.99%      (10.73)%       18.49%


                                                                   MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ----------------------------------- -------------
MERCURY BASIC VALUE EQUITY        2000        1999        1998         1997
--------------------------    ----------- ----------- ----------- -------------
Gross return ................ 11.81%      19.00%      11.59%      16.99%
Net return .................. 10.92%      17.99%      10.69%      16.40%


                                                                 MAY 1 (A) TO
                                YEARS ENDED DECEMBER 31,         DECEMBER 31,
                          ------------------------------------- -------------
MERCURY WORLD STRATEGY         2000          1999       1998         1997
----------------------    -------------- ----------- ---------- -------------
Gross return ............ (11.40)%       21.35%      6.81%      4.70%
Net return .............. (12.16)%       20.37%      5.97%      4.15%


                                                               MAY 1 (A) TO
                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
MFS EMERGING           -------------------------------------- -------------
GROWTH COMPANIES            2000          1999        1998         1997
----------------       -------------- ----------- ----------- -------------
Gross return ......... (18.56)%       73.62%      34.57%      22.42%
Net return ........... (19.48)%       72.28%      33.44%      21.78%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
IL PROTECTOR





                                                     JUNE 4 (B) TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31,
                          ------------------------- --------------
MFS GROWTH WITH INCOME               2000                1999
----------------------    ------------------------- --------------
Gross return ............ (0.77)%                   8.76%
Net return .............. (1.48)%                   7.85%


                                                              MAY 1 (A) TO
                             YEARS ENDED DECEMBER 31,         DECEMBER 31,
                       ------------------------------------- -------------
MFS RESEARCH                2000         1999        1998         1997
------------           ------------- ----------- ----------- -------------
Gross return ......... (5.25)%       23.12%      24.11%      16.07%
Net return ........... (6.02)%       22.13%      23.11%      15.43%


                                                                      MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,           DECEMBER 31,
MORGAN STANLEY             ----------------------------------------- -------------
EMERGING MARKETS EQUITY         2000          1999         1998           1997
-----------------------    -------------- ----------- -------------- -------------
Gross return ............. (40.12)%       95.82%      (27.10)%       (20.16)%
Net return ............... (40.52)%       94.18%      (27.60)%       (20.43)%


                                                                  MAY 1 (A) TO
                                   YEARS ENDED DECEMBER 31,       DECEMBER 31,
                               --------------------------------- -------------
T. ROWE PRICE EQUITY INCOME        2000       1999       1998         1997
---------------------------    ----------- ---------- ---------- -------------
Gross return ................. 13.14%      3.54%      9.11%      22.11%
Net return ................... 11.96%      2.73%      8.20%      21.48%


                                                               MAY 1 (A) TO
                              YEARS ENDED DECEMBER 31,         DECEMBER 31,
T. ROWE PRICE          -------------------------------------- -------------
INTERNATIONAL STOCK         2000          1999        1998         1997
-------------------    -------------- ----------- ----------- -------------
Gross return ......... (18.70)%       31.92%      13.68%      (1.49)%
Net return ........... (19.33)%       30.81%      12.79%      (2.03)%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and the net return for the periods indicated are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred in October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                          JUNE 22 (A) TO
                           DECEMBER 31,
                         ---------------
ALLIANCE COMMON STOCK          2000
---------------------    ---------------
Gross return ........... (14.25)%
Net return ............. (15.40)%


                                    JUNE 22 (A) TO
                                     DECEMBER 31,
                                   ---------------
ALLIANCE CONSERVATIVE INVESTORS          2000
--------------------------------   ---------------
Gross return ..................... 3.24%
Net return ....................... 1.86%


                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
ALLIANCE GLOBAL              2000
---------------        ---------------
Gross return ......... (18.86)%
Net return ........... (19.95)%


                               JUNE 22 (A) TO
                                DECEMBER 31,
                              ---------------
ALLIANCE GROWTH AND INCOME          2000
--------------------------    ---------------
Gross return ................ 8.68%
Net return .................. 7.22%


                              JUNE 22 (A) TO
                               DECEMBER 31,
                             ---------------
ALLIANCE GROWTH INVESTORS          2000
-------------------------    ---------------
Gross return ............... (6.94)%
Net return ................. (8.19)%



----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
ALLIANCE HIGH YIELD          2000
-------------------    ---------------
Gross return .........   (8.90)%
Net return ...........  (10.12)%


                          JUNE 22 (A) TO
                           DECEMBER 31,
ALLIANCE INTERMEDIATE    ---------------
GOVERNMENT SECURITIES          2000
---------------------    ---------------
Gross return ........... 8.99%
Net return ............. 7.43%


                           JUNE 22 (A) TO
                            DECEMBER 31,
                          ---------------
ALLIANCE INTERNATIONAL          2000
----------------------    ---------------
Gross return ............ (22.86)%
Net return .............. (24.18)%


                          JUNE 22 (A) TO
                           DECEMBER 31,
                         ---------------
ALLIANCE MONEY MARKET          2000
---------------------    ---------------
Gross return ........... 5.99%
Net return ............. 4.57%


                          JUNE 22 (A) TO
                           DECEMBER 31,
                         ---------------
ALLIANCE QUALITY BOND          2000
---------------------    ---------------
Gross return ........... 11.28%
Net return .............  9.71%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                              JUNE 22 (A) TO
                               DECEMBER 31,
                             ---------------
ALLIANCE SMALL CAP GROWTH          2000
-------------------------    ---------------
Gross return ............... 13.78%
Net return ................. 12.12%


                              JUNE 22 (A) TO
                               DECEMBER 31,
                             ---------------
CAPITAL GUARDIAN RESEARCH          2000
-------------------------    ---------------
Gross return ............... 5.92%
Net return ................. 4.49%


                                 JUNE 22 (A) TO
                                  DECEMBER 31,
                                ---------------
CAPITAL GUARDIAN U.S. EQUITY          2000
----------------------------    ---------------
Gross return .................. 3.56%
Net return .................... 2.19%


                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
EQ/AGGRESSIVE STOCK          2000
-------------------    ---------------
Gross return ......... (13.35)%
Net return ........... (14.51)%


                               JUNE 22 (A) TO
                                DECEMBER 31,
                              ---------------
EQ/ALLIANCE PREMIER GROWTH          2000
--------------------------    ---------------
Gross return ................ (18.34)%
Net return .................. (19.49)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                           OCTOBER 22 (B) TO
                             DECEMBER 31,
                          ------------------
EQ/ALLIANCE TECHNOLOGY           2000
----------------------    ------------------
Gross return ............ (33.30)%
Net return .............. (33.86)%


                          OCTOBER 22 (B) TO
                            DECEMBER 31,
                         ------------------
EQ/AXP NEW DIMENSIONS           2000
---------------------    ------------------
Gross return ........... (16.78)%
Net return ............. (17.13)%


                               OCTOBER 22 (B) TO
                                 DECEMBER 31,
                              ------------------
EQ/AXP STRATEGY AGGRESSIVE           2000
--------------------------    ------------------
Gross return ................ (37.61)%
Net return .................. (37.88)%


                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
EQ/BALANCED                  2000
-----------            ---------------
Gross return ......... (1.58)%
Net return ........... (2.90)%


                            JUNE 22 (A) TO
                             DECEMBER 31,
                           ---------------
EQ EQUITY 500 INDEX (F)          2000
-----------------------    ---------------
Gross return .............  ( 9.81)%
Net return ...............  (11.02)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
EQ/EVERGREEN                 2000
------------           ---------------
Gross return ......... (11.66)%
Net return ........... (12.90)%


                            JUNE 22 (A) TO
                             DECEMBER 31,
                           ---------------
EQ/EVERGREEN FOUNDATION          2000
-----------------------    ---------------
Gross return ............. (4.82)%
Net return ............... (6.10)%


                              OCTOBER 22 (C) TO
                                DECEMBER 31,
                             ------------------
EQ/JANUS LARGE CAP GROWTH           2000
-------------------------    ------------------
Gross return ............... (15.70)%
Net return ................. (16.06)%


                        JUNE 22 (A) TO
                         DECEMBER 31
                       ---------------
EQ/PUTNAM BALANCED           2000
------------------     ---------------
Gross return ......... 8.99%
Net return ........... 7.49%


                        OCTOBER 22 (A) TO
                          DECEMBER 31,
EQ/PUTNAM GROWTH       ------------------
& INCOME VALUE                2000
---------------------- ------------------
Gross return ......... 6.69%
Net return ........... 5.34%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                        OCTOBER 22 (C) TO
                          DECEMBER 31,
                       -------------------
FI MID CAP                    2000
-----------            ------------------
Gross return .........   0.46%
Net return ...........  (0.02)%


                           JUNE 22 (A) TO
                            DECEMBER 31,
                          ---------------
FI SMALL/MID CAP VALUE          2000
----------------------    ---------------
Gross return ............ 5.13%
Net return .............. 3.73%


                               JUNE 22 (A) TO
                                DECEMBER 31,
                              ---------------
MERCURY BASIC VALUE EQUITY          2000
--------------------------    ---------------
Gross return ................ 11.81%
Net return .................. 10.31%


                           JUNE 22 (A) TO
                            DECEMBER 31,
                          ---------------
MERCURY WORLD STRATEGY          2000
----------------------    ---------------
Gross return ............ (11.40)%
Net return .............. (12.64)%


                        JUNE 22 (A) TO
                         DECEMBER 31,
MFS EMERGING           ---------------
GROWTH COMPANIES             2000
----------------       ---------------
Gross return ......... (18.56)%
Net return ........... (19.93)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
ACCUMULATOR LIFE





                           JUNE 22 (A) TO
                            DECEMBER 31,
                          ---------------
MFS GROWTH WITH INCOME          2000
----------------------    ---------------
Gross return ............ (0.77)%
Net return .............. (2.03)%


                        JUNE 22 (A) TO
                         DECEMBER 31,
                       ---------------
MFS RESEARCH                 2000
------------           ---------------
Gross return ......... (5.25)%
Net return ........... (6.53)%


                           JUNE 22 (A) TO
                            DECEMBER 31,
MORGAN STANLEY EMERGING   ---------------
MARKETS EQUITY                  2000
-----------------------   ---------------
Gross return ............ (40.12)%
Net return .............. (40.85)%


                                JUNE 22 (A) TO
                                 DECEMBER 31,
                               ---------------
T. ROWE PRICE EQUITY INCOME          2000
---------------------------    ---------------
Gross return ................. 13.14%
Net return ................... 11.35%


                        JUNE 22 (A) TO
                         DECEMBER 31,
T. ROWE PRICE          ---------------
INTERNATIONAL STOCK          2000
-------------------    ---------------
Gross return ......... (18.70)%
Net return ........... (19.77)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return presents performance for the periods indicated.
(b) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(c) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SP-FLEX




                                      YEARS ENDED DECEMBER 31,
                         --------------------------------------------------
ALLIANCE COMMON STOCK         2000          1999        1998        1997
---------------------    -------------- ----------- ----------- -----------
Gross return ........... (14.03)%       25.19%      29.39%      29.40%
Net return ............. (17.27)%       22.96%      27.08%      26.91%



                                                 YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------
ALLIANCE COMMON STOCK        1996        1995         1994         1993       1992        1991
---------------------    ----------- ----------- ------------- ----------- ---------- -----------
Gross return ........... 24.28%      32.45%      (2.14)%       24.84%      3.23%      37.87%
Net return ............. 22.04%      30.10%      (3.88)%       22.60%      1.38%      35.43%


                                                                                                          SEPTEMBER 1 (A) TO
                                                         YEARS ENDED DECEMBER 31,                            DECEMBER 31,
                                   --------------------------------------------------------------------- -------------------
ALLIANCE CONSERVATIVE INVESTORS       2000        1999        1998        1997       1996        1995            1994
-------------------------------    ---------- ----------- ----------- ----------- ---------- ----------- -------------------
Gross return ..................... 3.50%      10.14%      13.88%      13.25%      5.21%      20.40%      (1.83)%
Net return ....................... 1.66%       8.18%      11.85%      11.21%      3.32%      18.26%      (1.98)%


                                    YEARS ENDED DECEMBER 31,
                       --------------------------------------------------
ALLIANCE GLOBAL             2000          1999        1998        1997
---------------        -------------- ----------- ----------- -----------
Gross return ......... (18.66)%       38.53%      21.80%      11.66%
Net return ........... (20.11)%       36.06%      19.63%       9.56%



                                               YEARS ENDED DECEMBER 31,
                       ------------------------------------------------------------------------
ALLIANCE GLOBAL            1996        1995       1994        1993         1992         1991
---------------        ----------- ----------- ---------- ----------- ------------- -----------
Gross return ......... 14.60%      18.81%      5.23%      32.09%      (0.50)%       30.55%
Net return ........... 12.54%      16.70%      3.36%      29.77%      (2.28)%       28.23%


                                                                                                      SEPTEMBER 1 (A) TO
                                                     YEARS ENDED DECEMBER 31,                            DECEMBER 31,
                              ---------------------------------------------------------------------- -------------------
ALLIANCE GROWTH AND INCOME       2000        1999        1998        1997        1996        1995            1994
--------------------------    ---------- ----------- ----------- ----------- ----------- ----------- -------------------
Gross return ................ 8.95%      18.66%      20.86%      26.90%      20.09%      24.07%      (3.40)%
Net return .................. 7.02%      16.55%      18.71%      24.50%      17.93%      21.87%      (3.55)%


                                                                                                        SEPTEMBER 1 (A) TO
                                                     YEARS ENDED DECEMBER 31,                              DECEMBER 31,
                             ------------------------------------------------------------------------- -------------------
ALLIANCE GROWTH INVESTORS         2000         1999        1998        1997        1996        1995            1994
-------------------------    ------------- ----------- ----------- ----------- ----------- ----------- -------------------
Gross return ............... (6.71)%       26.58%      19.13%      16.87%      12.61%      26.37%      (3.16)%
Net return ................. (8.36)%       24.33%      17.00%      14.69%      10.58%      24.12%      (3.31)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Continued)

RATES OF RETURN:
SP-FLEX




                                     YEARS ENDED DECEMBER 31,
                       -----------------------------------------------------
ALLIANCE HIGH YIELD         2000          1999          1998         1997
-------------------    ------------- ------------- ------------- -----------
Gross return .........  ( 8.65)%     (3.35)%       (5.15)%       18.47%
Net return ...........  (10.27)%     (5.08)%       (6.84)%       16.35%



                                               YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------------------
ALLIANCE HIGH YIELD        1996        1995         1994         1993        1992        1991
-------------------    ----------- ----------- ------------- ----------- ----------- -----------
Gross return ......... 22.89%      19.92%      (2.79)%       23.15%      12.31%      24.46%
Net return ........... 20.68%      17.79%      (4.52)%       20.96%      10.30%      22.25%


                                         YEARS ENDED DECEMBER 31,
ALLIANCE INTERMEDIATE    --------------------------------------------------------
GOVERNMENT SECURITIES       2000        1999        1998       1997       1996
---------------------    ---------- ------------ ---------- ---------- ----------
Gross return ........... 9.27%        0.02%      7.74%      7.29%      3.78%
Net return ............. 7.23%       (1.65)%     5.82%      5.38%      1.91%



                                                                           APRIL 1 (A) TO
                                     YEARS ENDED DECEMBER 31,               DECEMBER 31,
ALLIANCE INTERMEDIATE    ------------------------------------------------  ---------------
GOVERNMENT SECURITIES        1995         1994         1993       1992          1991
---------------------    ----------- ------------- ----------- ---------- ---------------
Gross return ........... 13.33%      (4.37)%       10.58%      5.60%      12.10%
Net return ............. 11.31%      (6.08)%        8.57%      3.71%      10.59%


                                                                                        APRIL 3 (A) TO
                                            YEARS ENDED DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------ ---------------
ALLIANCE INTERNATIONAL         2000          1999        1998       1997       1996          1995
----------------------    -------------- ----------- ----------- ---------- ---------- ---------------
Gross return ............ (22.77)%       37.31%      10.57%      3.05%      9.82%      11.29%
Net return .............. (24.10)%       35.33%       8.60%      4.78%      7.84%       9.82%


                                  YEARS ENDED DECEMBER 31,
                         -------------------------------------------
ALLIANCE MONEY MARKET       2000       1999       1998       1997
---------------------    ---------- ---------- ---------- ----------
Gross return ........... 6.24%      4.96%      5.34%      5.42%
Net return ............. 4.36%      3.11%      3.46%      3.54%



                                             YEARS ENDED DECEMBER 31,
                         -----------------------------------------------------------------
ALLIANCE MONEY MARKET       1996       1995       1994       1993       1992       1991
---------------------    ---------- ---------- ---------- ---------- ---------- ----------
Gross return ........... 5.33%      5.74%      4.02%      3.00%      3.56%      6.17%
Net return ............. 3.44%      3.86%      2.17%      1.13%      1.71%      4.29%


                                                                                                 SEPTEMBER 1 (A) TO
                                                YEARS ENDED DECEMBER 31,                            DECEMBER 31,
                         ---------------------------------------------------------------------- -------------------
ALLIANCE QUALITY BOND        2000         1999        1998       1997       1996        1995            1994
---------------------    ----------- ------------- ---------- ---------- ---------- ----------- -------------------
Gross return ........... 11.48%      (2.00)%       8.69%      9.14%      5.36%      17.02%      (2.20)%
Net return .............  9.50%      (3.75)%       6.75%      7.19%      3.47%      14.94%      (2.35)%

----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Investment Returns (Concluded)

RATES OF RETURN:
SP-FLEX




                                    YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------
EQ/AGGRESSIVE STOCK         2000          1999        1998         1997
-------------------    -------------- ----------- ------------ -----------
Gross return ......... (13.13)%       18.84%        0.29%      10.94%
Net return ........... (14.68)%       16.72%       (1.50)%     18.83%



                                                YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK        1996        1995         1994         1993         1992         1991
-------------------    ----------- ----------- ------------- ----------- ------------- -----------
Gross return ......... 22.20%      31.63%      (3.81)%       16.77%      (3.16)%       86.86%
Net return ........... 20.00%      29.30%      (5.53)%       14.67%      (4.89)%       83.54%


                                         YEARS ENDED DECEMBER 31,
                       -------------------------------------------------------------
EQ/BALANCED                 2000         1999        1998        1997        1996
-----------            ------------- ----------- ----------- ----------- -----------
Gross return ......... (1.32)%       17.79%      18.11%      15.06%      11.68%
Net return ........... (3.07)%       15.69%      16.01%      12.94%       9.67%



                                          YEARS ENDED DECEMBER 31,
                       ---------------------------------------------------------------
EQ/BALANCED                1995         1994         1993         1992         1991
-----------            ----------- ------------- ----------- ------------- -----------
Gross return ......... 19.75%      (8.02)%       12.28%      (2.83)%       41.27%
Net return ........... 17.62%      (9.66)%       10.31%      (4.57)%       38.75%


                                                                                                      SEPTEMBER 1 (A) TO
                                                   YEARS ENDED DECEMBER 31,                              DECEMBER 31,
                           ------------------------------------------------------------------------- -------------------
EQ EQUITY 500 INDEX (F)         2000         1999        1998        1997        1996        1995            1994
-----------------------    ------------- ----------- ----------- ----------- ----------- ----------- -------------------
Gross return .............   (9.58)%     20.38%      28.07%      32.58%      22.39%      36.48%      (2.54)%
Net return ...............  (11.19)%     18.24%      25.79%      30.21%      20.19%      34.06%      (2.69)%


----------
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.
(a) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return and net return reflects performance for the periods indicated, and are not annualized rates of return.
(b) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance on an annualized basis. The net return reflects performance for the periods indicated.
(c) Date as of which net premiums under the policies were first allocated to the variable investment option. The gross return reflects performance from the variable investment option's inception date of April 30, 1999 and are not annualized rates of return. The net return reflects performance for the periods indicated.
(d) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date May 1, 2000 and are not annualized rates of return.
(e) Date as of which net premiums were first allocated to the variable investment option. The gross and net return reflect performance from the variable investment option date September 1, 2000 and are not annualized rates of return.
(f) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


7. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

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 A-1  APPENDIX A
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DIRECTORS AND PRINCIPAL OFFICERS

     Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


DIRECTORS

NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
FRANCOISE COLLOC'H
AXA                                    Director of Equitable Life (since July 1992). Member of the AXA Management Board
25, Avenue Matignon                    and Group Executive President of AXA (since January 2000). Prior thereto, Senior
75008 Paris,                           Executive Vice President, AXA (1993-2000). Director or officer of various subsidiaries
France                                 and affiliates of the AXA Group.

HENRI DE CASTRIES
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
25, Avenue Matignon                    Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of
75008 Paris,                           the Management Board of AXA (since May 2000); Vice Chairman of AXA's
France                                 Management Board (January 2000). Prior thereto, Senior Executive Vice President,
                                       Financial Services and Life Insurance Activities in the United States, Germany, the
                                       United Kingdom and Benelux (1996 to 2000); Executive Vice President, Financial
                                       Services and Life Insurance Activities (1993 to 1996) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital
                                       Management Corporation, the general partner of Alliance Holding and Alliance. A former Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November
                                       2000.

CLAUS-MICHAEL DILL
AXA Colonia Konzern AG                 Director of Equitable Life (since May 2000). Chairman of the Management Board of
Gereonsdriesch 9-11                    AXA Colonia Konzern AG (since June 1999). Member of the Management Board since
50670 Cologne, German                  April 1999. Prior thereto, member of the Holding Management Board of
                                       Gerling-Konzern in Cologne (1995 to April 1999). Chairman of the Management Board
                                       of AXA Colonia Versicherung AG, AXA Colonia Lebensversicherung AG, Colonia
                                       Nordstern Versicherungs-Management AG and Colonia Nordstern
                                       Lebensversicherungs-Management AG (since June 1999). Director of AXA Financial
                                       (since May 2000).

JOSEPH L. DIONNE
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
New Canaan, CT 06840                   Companies (since January 2000); prior thereto, Chairman (April 1988 to January 2000)
                                       and Chief Executive Officer (April 1983 to April 1998). Director of Harris Corporation
                                       and Ryder System, Inc. Director of AXA Financial, Inc. (since May, 1992). He retired as a
                                       Director of McGraw-Hill Companies in April 2000.

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 A-2
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DIRECTORS (CONTINUED)


NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
DENIS DUVERNE
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President, International
25, Avenue Matignon                    (US-UK-Benelux) AXA and member of AXA Executive Board (since January, 2000).
75008 Paris,                           Director, Alliance (since February 1996) and a former Director of DLJ (February 1997 to
France                                 November 2000).

JEAN-RENE FOURTOU
Rhone-Poulenc S.A.                     Director of Equitable Life (since July 1992). Vice Chairman of the Management Board of
25 Quai Paul Doumer                    Aventis (since December 1999). Prior thereto, Chairman and Chief Executive Officer of
92408 Courbevoie Cedex                 Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory Board of
France                                 AXA. Director of Schneider Electric, Rhodia, and Groupe Pernod-Ricard. Member of the
                                       Consulting Council of Banque de France. Director, AXA Financial (since July, 1992).

NORMAN C. FRANCIS
Xavier University of Louisiana         Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                   Louisiana; Director, Liberty Bank and Trust, Piccadilly Cafeterias, Inc., and Energy
New Orleans, LA 70125                  Corporation.

DONALD J. GREENE
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene &
125 West 55th Street                   MacRae (since 1999). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA
New York, NY 10019-4513                Financial (since May 1992).

JOHN T. HARTLEY
1025 NASA Boulevard                    Director of Equitable Life (since August 1987). Retired as Director in 2000 and retired
Melbourne, FL 32919                    as Chairman and Chief Executive Officer of Harris Corporation (retired July 1995);
                                       previously held other officerships with Harris Corporation. Director of AXA Financial
                                       (since May 1992); Director of the McGraw Hill Companies.

JOHN H.F. HASKELL JR.
SBC Warburg Dillon Read LLC            Director of Equitable Life (since July 1992); Director of AXA Financial (since July 1992);
535 Madison Avenue                     Director, Senior Advisor of UBS Warburg LLC (formerly Warburg Dillon Read LLC) (since
New York, NY 10022                     1999); prior thereto, Managing Director and member of its Board of Directors
                                       (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998);
                                       Director, Pall Corporation (since November 1998).

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 A-3
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DIRECTORS (CONTINUED)


NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
MARY (NINA) HENDERSON
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto, President, Bestfoods Grocery and Vice President, Bestfoods (formerly CPC
                                       International, Inc.) (1997 to 1999). President, Bestfoods Specialty Markets Group (1993
                                       to 1997). Director, Hunt Corporation and PACTIV Corporation. Director, AXA Financial
                                       (since December 1996).

W. EDWIN JARMAIN
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
121 King Street West                   and officer or director of several affiliated companies. Director, AXA Insurance
Suite 2525                             (Canada), Anglo-Canada General Insurance Company, and AXA Pacific Insurance
Toronto, Ontario M5H 3T9               Company. A former Alternate Director, AXA Asia Pacific Holdings Limited (December
Canada                                 1999 to September 2000) and a former Director of DLJ (October 1999 to November
                                       2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994 to
                                       May 1998). Director of AXA Financial, Inc. (since July 1992).

GEORGE T. LOWY
Cravath, Swaine & Moore                Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore. Director,
825 Eighth Avenue                      Eramet.
New York, NY 10019

DIDIER PINEAU-VALENCIENNE
Credit Suisse First Boston             Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
c/o Schneider Electric                 Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February
64, rue de Miromesnel                  1999) (now Honorary Chairman) Schneider Electric. Member of the Supervisory Board
75008 Paris, France                    of AXA. Director of CGIP, Aventis (formerly Rhone-Poulenc, S.A.), Sema Group PLC (UK),
                                       Soft Computing and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen
                                       & Hamilton. Director of AXA Financial, Inc. (since February 1996).

GEORGE J. SELLA, JR.
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and
                                       Coulter Pharmaceutical (since May 1987).

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 A-4
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DIRECTORS (CONTINUED)

NAME AND PRINCIPAL BUSINESS ADDRESS       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
PETER J. TOBIN
Peter J. Tobin College of Business        Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
Administration                            Business Administration, St. John's University (since August 1998); Chief Financial
St. John's University                     Officer, Chase Manhattan Corp. (1985 to 1997). Director, Alliance Capital Management
8000 Utopia Parkway                       Corporation (since May 2000); The CIT Group, Inc. and H.W. Wilson Company. Director
Jamaica, NY 11439                         of AXA Financial, Inc. (since March 1999).

DAVE H. WILLIAMS
Alliance Capital Management Corporation   Director of Equitable Life (since March 1991). Chairman (since 1977) and former Chief
1345 Avenue of the Americas               Executive Officer (1977 to January 1999), of Alliance, and Chairman or Director of
New York, NY 10105                        numerous subsidiaries and affiliated companies of Alliance. Senior Executive Vice
                                          President of AXA (since January 1997). Director of AXA Financial (since May 1992).

-----
 A-5
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OFFICERS - DIRECTORS


NAME AND PRINCIPAL BUSINESS ADDRESS       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
MICHAEL HEGARTY
                                          Director of Equitable Life (since January 1998). President (since January 1998) and
                                          Chief Operating Officer (since February 1998), Equitable Life. Senior Vice Chairman
                                          (since November 1999), Vice Chairman (since April 1998), Senior Executive Vice
                                          President (January 1998 to April 1998), and Director and Chief Operating Officer (both since January 1998), AXA Financial. Director, President and Chief Operating Officer, The
                                          Equitable of Colorado (since December 1999); AXA Client Solutions & Equitable
                                          Distribution Holding Corp. (since September 1999). Vice Chairman (from 1996 to
                                          1997), Chase Manhattan Corporation. Vice Chairman (from 1995 to 1996), and Senior
                                          Executive Vice President (from 1991 to 1995), Chemical Bank. Director ACMC, Inc.
                                          ("ACMC") (since March 1998). Trustee, EQ Advisors Trust (since March 1998). Director,
                                          Alliance (since May 1998). Former Director of DLJ from May 1998 to November 2000.

EDWARD D. MILLER
                                          Director of Equitable Life (since August 1997). Chairman of the Board (since January
                                          1998), Chief Executive Officer (since August 1997), President (August 1997 to January
                                          1998), Equitable Life. Director, President and Chief Executive Officer, (all since August
                                          1997), AXA Financial. Director, Chairman of the Board and Chief Executive Officer, The
                                          Equitable of Colorado (since December 1999); AXA Client Solutions and Equitable
                                          Distribution Holding Corp. (since September 1999). Vice Chairman of the Management
                                          Board of AXA (since May 2000). Formerly a Member of the Management Board of AXA
                                          (January 2000 to May 2000). Senior Vice Chairman, Chase Manhattan Corporation
                                          (March 1996 to April 1997). President (January 1994 to March 1996) and Vice
                                          Chairman (December 1991 to January 1994), Chemical Bank. Director, Alliance (since
                                          August 1997), DLJ (from November 1997 until November 2000), ACMC, Inc. (since
                                          March 1998), and AXA Canada (since September 1998). Director, KeySpan Energy.

STANLEY B. TULIN
                                          Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                          Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November
                                          1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive
                                          Vice President (February 1998 to November 1999), AXA Financial. Director, Vice
                                          Chairman and Chief Financial Officer (since December 1999). The Equitable of
                                          Colorado; AXA Client Solutions, LLC and Equitable Distribution Holding Corp. (since
                                          September 1999). Vice President (until 1998), EQ Advisors Trust. Director, Alliance
                                          (since July 1997). Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand,
                                          L.L.P.

-----
 A-6
--------------------------------------------------------------------------------


OTHER OFFICERS


NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
LEON B. BILLIS
                                       Executive Vice President (since February 1998) and Chief Information Officer (since
                                       November 1994), Equitable Life and AXA Client Solutions, LLC (since September 1999).
                                       Previously held other officerships with Equitable Life.

DERRY E. BISHOP
                                       Executive Vice President (since September 1998), Chief Agency Officer (since December
                                       1997), and Senior Vice President (January 1995 to September 1998), Equitable Life;
                                       Director and Executive Vice President, AXA Advisors LLC and Executive Vice President
                                       and Chief Agency Officer, AXA Client Solutions, LLC (all since September 1999). Prior thereto, Director (since 1995) and Executive Vice President (since 1994) EQF (now AXA
                                       Advisors).

HARVEY BLITZ
                                       Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Senior Vice
                                       President, AXA Client Solutions, LLC. Director and Chairman, Frontier Trust Company,
                                       FSB ("Frontier"). Director, EQF (now AXA Advisors) (until September 1999). Executive
                                       Vice President and Director (since September 1999), AXA Advisors, Director (until May
                                       1996). Director and Senior Vice President, AXA Network, LLC (formerly EquiSource).
                                       Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.

KEVIN R. BYRNE
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Client Solutions, LLC (since September 1999); The
                                       Equitable of Colorado (since December 1999). Treasurer, Frontier (since 1990) and AXA
                                       Network, LLC (since 1999). Chairman (since August 2000) and Chief Executive Officer
                                       (since September 1997), and prior thereto, President and Treasurer, Equitable Casualty
                                       Insurance Company ("Casualty"). Vice President and Treasurer, EQ Advisors Trust (since
                                       March 1997). Director, Chairman, President and Chief Executive Officer, Equitable JV
                                       Holdings (since August 1997). Director (since July 1997), and Senior Vice President and
                                       Chief Financial Officer (since April 1998), ACMC. Previously held other officerships with
                                       Equitable Life and its affiliates.

-----
 A-7
--------------------------------------------------------------------------------


OTHER OFFICERS (CONTINUED)


NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
JOHN A. CAROSELLI
                                        Executive Vice President (since September 1998), Equitable Life; Executive Vice
                                        President (since September 1999), AXA Client Solutions, LLC; Senior Vice President,
                                        Equitable Life (February 1998 to September 1998); Senior Vice President, Chase
                                        Manhattan Corp. (1996 to 1998); Vice President, Chemical Bank (1991 to 1996).

JUDY A. FAUCETT
                                        Senior Vice President, Equitable Life, (since September 1996) and Actuary (September
                                        1996 to December 1998). Senior Vice President, AXA Client Solutions, LLC (since
                                        September 1999); Director, Chairman and Chief Executive Officer, AXA Network, LLC
                                        (since July 1999). Partner and Senior Actuarial Consultant, Coopers & Lybrand L.L.P.
                                        (January 1989 to August 1996).

ALVIN H. FENICHEL
                                        Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Client
                                        Solutions, LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc.
                                        (since December 1999). Previously held other officerships with Equitable Life and its affiliates.

PAUL J. FLORA
                                        Senior Vice President and Auditor, Equitable Life, AXA Financial and AXA Client
                                        Solutions, LLC.

ROBERT E. GARBER
                                        Executive Vice President and Chief Legal Officer (since November 1999), Equitable Life;
                                        prior thereto, Executive Vice President and General Counsel. Executive Vice President
                                        and General Counsel of AXA Financial. Executive Vice President and Chief Legal
                                        Counsel, AXA Client Solutions, LLC (since September 1999). Previously held other officerships with Equitable Life and its affiliates.

DONALD R. KAPLAN
                                        Senior Vice President (since September 1999), Chief Compliance Officer and Associate
                                        General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
                                        Senior Vice President, AXA Client Solutions, LLC (since September 1999).

-----
 A-8
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OTHER OFFICERS (CONTINUED)


NAME AND PRINCIPAL BUSINESS ADDRESS       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
MICHAEL S. MARTIN
                                          Executive Vice President (since September 1998) and Chief Marketing Officer (since
                                          December 1997), Equitable Life; prior thereto, Senior Vice President and Chief
                                          Marketing Officer. Executive Vice President and Chief Marketing Officer (since
                                          September 1999), AXA Client Solutions, LLC. Director, Chairman and Chief Executive
                                          Officer, AXA Advisors LLC (since September 1999). Vice President, EQ Advisors Trust
                                          (until April 1998). Director, AXA Network, LLC; President (since February 2000);
                                          Executive Vice President (since December 1998), Colorado. Previously held other officerships with Equitable Life and its affiliates.

RICHARD J. MATTEIS
                                          Executive Vice President, Equitable Life (since May 1998); Executive Vice President,
                                          AXA Client Solutions, LLC (since September 1999); Executive Vice President, Chase
                                          Manhattan Corporation (January 1983 to June 1997); Director, EQF (now AXA
                                          Advisors) (October 1998 to May 1999).

PETER D. NORIS
                                          Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice
                                          President (since May 1995) and Chief Investment Officer (since July 1995), AXA
                                          Financial. Executive Vice President, AXA Client Solutions (since September 1999).
                                          President and Trustee (since November 1996), EQ Advisors Trust. President and
                                          Investment Officer, The Equitable of Colorado (since December 1999), Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President, EQF (now AXA
                                          Advisors) (November 1996 to September 1999). Director, EREIM Managers Corp. (since
                                          July 1997), and EREIM LP Corp. (since October 1997).

BRIAN S. O'NEIL
                                          Executive Vice President, Equitable Life (since June 1998). Executive Vice President,
                                          AXA Client Solutions (since September 1999). Director of Investment, AXA Investment
                                          Management (January 1998 to June 1998); Chief Investment Officer, AXA Investment
                                          Management (July 1995 to January 1998). Vice President (since April 1999), EQ
                                          Advisors Trust.

ANTHONY C. PASQUALE
                                          Senior Vice President, Equitable Life and AXA Client Solutions (since September 1999).
                                          Director, Chairman and Chief Operating Officer, Casualty (from September 1997 until
                                          August 2000). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.

-----
 A-9
--------------------------------------------------------------------------------


OTHER OFFICERS (CONTINUED)


NAME AND PRINCIPAL BUSINESS ADDRESS      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
PAULINE SHERMAN
                                         Senior Vice President (since February 1999); Vice President, Secretary and Associate
                                         General Counsel, Equitable Life and AXA Financial (since September 1995). Senior Vice
                                         President, Secretary and Associate General Counsel, AXA Financial and AXA Client
                                         Solutions (since September 1999). Senior Vice President and Secretary, The Equitable of
                                         Colorado (since December 1999). Previously held other officerships with Equitable Life.

RICHARD V. SILVER
                                         Senior Vice President (since February 1995) and General Counsel (since November
                                         1999), Equitable Life; prior thereto, Deputy General Counsel (1996-1999). Senior Vice
                                         President and Associate General Counsel, AXA Financial (since September 1996).
                                         Senior Vice President and General Counsel, AXA Client Solutions (since September
                                         1999). Senior Vice President and General Counsel, The Equitable of Colorado (since
                                         December 1999). Director, AXA Advisors. Senior Vice President and General Counsel,
                                         EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.

JOSE S. SUQUET
                                         Senior Executive Vice President (since February 1998), Chief Distribution Officer (since
                                         December 1997) and Chief Agency Officer (August 1994 to December 1997), Equitable
                                         Life. Senior Executive Vice President and Chief Distribution Officer, AXA Client Solutions
                                         (since September 1999). Senior Executive Vice President, The Equitable of Colorado
                                         (since December 1999). Senior Executive Vice President (since September 1999),
                                         Executive Vice President (from May 1996 to September 1999), AXA Financial, Inc.
                                         Director and Chairman (since December 1997), EDI. Prior thereto, Agency Manager.

GREGORY G. WILCOX
                                         Executive Vice President (since September 1998), Senior Vice President (May 1992 to
                                         September 1998), Equitable Life. Executive Vice President (since November 1999), AXA
                                         Financial; prior thereto, Senior Vice President. Executive Vice President, AXA Client
                                         Solutions, LLC (since September 1999).

R. LEE WILSON
                                         Executive Vice President (since May 1998) and Deputy Chief Financial Officer
                                         (September 1998 to July 1999), Equitable Life. Executive Vice President, AXA Client
                                         Solutions (since September 1999). Executive Vice President, The Equitable of Colorado,
                                         Inc. (since December 1999). Prior thereto, Executive Vice President, Chase Manhattan
                                         Bank.

-----
 B-1  APPENDIX B
--------------------------------------------------------------------------------


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS


THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                   WHICH RELATE TO OUR
----------------------------------------------------------------------   --------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2000;
and October 18, 1999, as previously supplemented on May 12, 2000;
June 23, 2000; and February 9, 2001 ..................................   IL Protector(Reg. TM) Policies

December 19, 1994; May 1, 1995 through May 1, 2000; September
15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 12, 2000; June 23, 2000; September 1, 2000;
and February 9, 2001 .................................................   Incentive Life Plus and our IL COLI(1) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1,
1997; and October 18, 1999 as previously supplemented on May 12,
2000; June 23, 2000; September 1, 2000; and February 9, 2001 .........   Survivorship 2000 Policies

November 27, 1991 and May 1, 1993, May 1, 2000 and October 18,
1999, as previously supplemented on May 12, 2000; June 23, 2000;
and February 9, 2001 .................................................   Incentive Life 2000 and our Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990, May 1,
1993-May 1, 2000; and October 18, 1999, as previously
supplemented on May 12, 2000; June 23, 2000; September 1, 2000;
December 29, 2000; January 17, 2001; and February 9, 2001 ............   Incentive Life Policies and Special Offer Policies(2)

------------
(1) If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.
(2) If you have our Special Offer Policy, this supplement relates to an Incentive Life prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement.
(3) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies

           IL Protector(R)
           IL COLI
           Incentive Life Plus(R)
           Survivorship 2000
           Incentive Life 2000
           Champion 2000
           Incentive Life
           Survivorship Incentive Life
           Special Offer Policy


PROSPECTUS SUPPLEMENT DATED MAY 1, 2001
--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE
GUARANTEED INTEREST OPTION.

Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary. See "Transferring your money among our investment options - Transfers you can make" (or other applicable section regarding transfers) in your prospectus. FROM MARCH 19, 2001 THROUGH SEPTEMBER 30, 2001, (extended from May 18, 2001) we are relaxing our policy rules to permit you to transfer any amount of your policy's account value out of the guaranteed interest option to any other investment option whether or not you are within the period beginning 30 days before and ending 60 days after the end of a policy year. Your written transfer request must be received in our Administrative Office by September 30, 2001, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan. Additionally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.


---------------------------------
*The dates of such prior prospectuses are listed for your information in Appendix A to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

    Copyright 2001 The Equitable Life Assurance Society of the United States. All rights reserved. LI Protector(R) and Incentive Life Plus(R) are registered service marks of
           The Equitable Life Assurance Society of the United States.


EVM-180 (5/01)                                                        E3180
                                                                      128260

APPENDIX A

A-1
--------------------------------------------------------------------------------


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS


This supplement updates
the prospectuses dated                                             which relate to our
----------------------                                             -------------------

July 25, 1996; January 1, 1997; May 1, 1997-2000; and
October 18, 1999............................................       IL Protector(R)Policies

December 19, 1994; May 1, 1995-2000; September 15, 1995;
January 1, 1997; and October 18, 1999.......................       Incentive Life Plus and our IL COLI(1) Policies

August 18, 1992; May 1, 1993-2000; January 1, 1997; and
October 18, 1999............................................       Survivorship 2000 Policies

November 27, 1991 and May 1, 1993-2000 and                         Incentive Life 2000 and our Champion 2000
October 18, 1999............................................       Policies

August 29, 1989; February 27, 1991; May 1,
1990, 93-2000; and October 18, 1999.........................       Incentive Life Policies and Special Offer Policies(2)

May 1, 1999-2000; and October 18, 1999......................       Survivorship Incentive Life Policies



In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

-----------------------
1 If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.

2 If you have our Special Offer Policy, this supplement relates to an Incentive Life prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED MAY 1, 2001, TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES FOR:

ACCUMULATOR LIFE                                     INCENTIVE LIFE PLUS
INCENTIVE LIFE                                       SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE                          SPECIAL OFFER POLICY
IL PROTECTOR                                         INCENTIVE LIFE 2000
IL COLI                                              CHAMPION 2000

--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1.   NEW VARIABLE INVESTMENT OPTIONS:

     The following is added to each Prospectus under "Fee table":

     A. We anticipate making available the variable investment options described below on or about October 9, 2001, subject to regulatory approval.

---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
VARIABLE         OBJECTIVE       INVESTMENT           MANAGEMENT    12B-1    OTHER        TOTAL      FEE WAIVERS       NET
INVESTMENT                       ADVISOR (1)          FEE(2)        FEE      EXPENSES(3)  ANNUAL     AND/OR EXPENSE    TOTAL
OPTION                                                                                    EXPENSES   REIMBURSEMENTS    ANNUAL
                                                                                                     (4)               EXPENSES
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/MARSICO       LONG-TERM       MARSICO CAPITAL      0.95%         0.25%    0.20%        1.35%      (0.20%)           1.20%
FOCUS            GROWTH OF       MANAGEMENT, LLC
                 CAPITAL
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       COLUMBUS CIRCLE      0.90%         0.25%    0.45%        1.55%      (0.25%)           1.35%
LARGE CAP        GROWTH OF       INVESTORS & TCW
GROWTH           CAPITAL         INVESTMENT
                                 MANAGEMENT COMPANY
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       MFS INVESTMENT       0.90%         0.25%    0.45%        1.55%      (0.25%)           1.35%
LARGE CAP CORE   GROWTH OF       MANAGEMENT &
EQUITY           CAPITAL         THORNBURG
                                 INVESTMENT
                                 MANAGEMENT, INC.
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       DEUTSCHE ASSET       0.90%         0.25%    0.45%        1.55%      (0.25%)           1.35%
LARGE CAP        GROWTH OF       MANAGEMENT, INC. &
VALUE            CAPITAL         INSTITUTIONAL
                                 CAPITAL CORPORATION
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       MFS INVESTMENT       1.10%         0.25%    0.45%        1.75%      (0.25%)           1.55%
SMALL/MID CAP    GROWTH OF       MANAGEMENT & RS
GROWTH           CAPITAL         INVESTMENT
                                 MANAGEMENT
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       CREDIT SUISSE        1.10%         0.25%    0.45%        1.75%      (0.25%)           1.55%
SMALL/MID CAP    GROWTH OF       ASSET MANAGEMENT,
VALUE            CAPITAL         LLC & TCW
                                 INVESTMENT
                                 MANAGEMENT COMPANY
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       LAZARD ASSET         1.05%         0.25%    0.47%        1.72%      0.03%             1.80%
INTERNATIONAL    GROWTH OF       MANAGEMENT &
EQUITY           CAPITAL         OPPENHEIMER FUNDS,
                                 INC.
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       DRESDNER RCM         1.20%         0.25%    0.45%        1.85%      (0.05%)           1.85%
TECHNOLOGY FUND  GROWTH OF       GLOBAL INVESTORS
                 CAPITAL         LLC & OAK
                                 ASSOCIATES, LTD.
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------

137592


---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       LONG-TERM       DRESDNER RCM         1.20%         0.25%    0.51%        1.91%      (0.11%)           1.85%
HEALTH CARE      GROWTH OF       GLOBAL INVESTORS
FUND             CAPITAL         LLC & T. ROWE
                                 PRICE ASSOCIATES,
                                 INC.
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------
EQ/PREMIER       TO SEEK A       BLACKROCK            0.65%         0.25%    0.45%        1.30%      (0.35%)           1.00%
CORE BOND FUND   HIGH LEVEL OF   ADVISORS, INC.
                 CURRENT INCOME
                 CONSISTENT WITH
                 A PRUDENT LEVEL
                 OF RISK AND TO
                 REALIZE A TOTAL
                 RETURN THAT
                 EXCEEDS THAT OF
                 THE LEHMAN
                 BROTHERS
                 AGGREGATE INDEX
                 (THE BENCHMARK)
---------------- --------------- -------------------- ------------- -------- ------------ ---------- ----------------- ----------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.

(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(3) Initial seed capital will be invested for each of these Portfolios on or about September 1, 2001; thus, "Other Expenses" shown are estimated. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(4) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2001 and end on August 30, 2002. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.

2.   POSSIBILITY OF FUTURE TAX CHANGES:

     The following is added to each Prospectus after the section "when we withhold taxes from distributions" in "Tax Information":

     The U.S. Congress frequently considers legislation that if enacted could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. State and local tax law may also affect the tax consequences to you, the insured person or your beneficiary and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

     The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes.

137592

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Policies, Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

The Prospectus of Equitable Variable dated May 1, 1994, previously filed with this Registration Statement, File No. 333-17669, on April 28, 1998.


The Supplement (in-force) dated May 1, 2001 consisting of 137 pages.

The Supplement dated May 1, 2001 consisting of 2 pages regarding new funds.

The Supplement dated May 1, 2001 consisting of 2 pages regarding Guaranteed Interest Options.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17669 on December 11,1996.

The signatures.

Written Consents of the following persons:

Independent Public Accountants (see exhibit 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form
N-8B-2:


         1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable
                           Life Insurance and Establish Separate Accounts,
                           previously filed with this Registration Statement
                           File No.333-17669 on December 11, 1996.

         1-A(2)            Inapplicable.

         1-A(3)(a)         See Exhibit 1-A(8).






         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Life Insurance Policy (85-300),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Life Insurance Policy (88-300),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(b)         Name Change Endorsement (S97-1),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(c)         Accidental Death Benefit Rider (R85-401),
                           including state variation, previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(d)         Term Insurance Rider (R85-403), including
                           state variation, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(e)         Children's Term Insurance Rider (R85-404),
                           including state variations, previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(f)         Exchange Privilege Rider (R85-405), including
                           state variations, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(g)         Limitation on Amount of Insurance Rider (85-406),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(h)         Disability Rider - Waiver of Monthly Deductions,
                           including state variations (R85-408), previously
                           filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(i)         Universal Life Exchange Program Riders,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(j)         Pro Rata Surrender Charge Endorsement (S.87-289),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(k)         Premium Tax Endorsement (S.88-294), previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(l)         Monthly Cost of Insurance Endorsement
                           (S.88-295, Non-Smoker, Standard Risk),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.




         1-A(5)(m)         Asset Allocation Endorsement (S.89-301),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(n)         Guaranteed Interest Division Transfer Endorsement
                           (S.89-303) and Guaranteed Interest Division Transfer
                           Rider (R.89-303) for use with Policy No. 85-300
                           (Investment Options Rider), previously filed with
                           this Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(5)(o)          Accelerated Death Benefit Rider, previously filed
                           with this Registration Statement File No. 333-17669
                           on December 11, 1996.

        1-A(5)(p)          Free Look Rider, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(6)(a)          Declaration and Charter of Equitable, as amended
                           January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17669 on
                           April 30, 1997.

        1-A(6)(b)          By-Laws of Equitable, as amended November 21, 1996,
                           previously filed with this Registration Statement
                           File No. 333-17669 on April 30, 1997.

        1-A(7)             Inapplicable.

        1-A(8)             Distribution and Servicing Agreement among Equico
                           Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1,1994, previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        1-A(8)(i)          Schedule of Commissions, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(9)(a)          Agreement and Plan of Merger of Equitable
                           Variable with and into Equitable dated
                           September 19, 1996, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

        1-A(9)(b)          Form of Participation Agreement among EQ Advisors
                           Trust, Equitable, Equitable Distributors, Inc. and
                           EQ Financial Consultants, Inc. (now AXA Advisors,
                           LLC), incorporated by reference to the this
                           Registration Statement of EQ Advisors Trust on
                           Form N-1A (File Nos. 333-17217 and 811-07953)
                           previously filed with this Registration Statement
                           File No. 333-17669 on April 25, 2000.

        1-A(9)(c)          Distribution Agreement for services by The Equitable
                           Life Assurance Society of the United States to AXA
                           Network, LLC and its subsidiaries dated January 1,
                           2000.

        1-A(9)(d)          Distribution Agreement for services by AXA Network,
                           LLC and its subsidiaries to The Equitable
                           Life Assurance Society of the United States dated
                           January 1, 2000.

Other Exhibits:

        1-A(10)(a)         Application EV4-200T, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(10)(b)         The Universal Life Exchange Program Application,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.








        2(a)(ii)           Opinion and Consent of Mary P. Breen, Vice
                           President and Associate General Counsel of
                           Equitable, previously filed with this Registration
                           Statement File No. 333-17669 on April 30, 1997.

        2(a)(iii)          Opinion and Consent of William Schor, Vice President
                           and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17669, on April 27, 1999.


        2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable previously filed with this Registration Statement No. 333-17669 on August 27, 1999.

        2(a)(v)            Opinion and Consent of Robin M. Wagner, Vice
                           President and Counsel of Equitable previously filed with this Registration Statement File No. 333-17669, on April 26, 2000.


        2(b)(i)            Opinion and Consent, dated April 24, 1995, of
                           Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

        2(b)(ii)           Opinion and Consent, dated April 26, 1994, of
                           Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

        2(b)(iii)          Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           relating to Exhibits 2(b)(i) and 2(b)(ii),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        3                  Inapplicable.

        4                  Inapplicable.

        6                  Consent of Independent Public Accountants.


        7(a) Powers of Attorney previously filed with this Registration Statement File No. 333-17669, on
                           April 26, 2000.

        7(b)               Power of Attorney for Claus-Michael Dill.


        8                  Description of Equitable's Issuance, Transfer and
                           Redemption Procedures for Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company
                           Act of 1940, previously filed with this Registration
                           Statement File No. 333-17669 on December 11, 1996.





                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 18th day of April, 2001.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                                  (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                              (DEPOSITOR)



                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        --------------------------
            (Linda Galasso)
             Vice President and
               Assistant Secretary
             April 18, 2001

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 18th day of April, 2001.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (DEPOSITOR)


                                            By:  /s/ Mildred M. Oliver
                                                --------------------------------
                                                    (Mildred M. Oliver)
                                                     Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:


Francoise Colloc'h      Donald J. Greene               Edward D. Miller
Henri de Castries       John T. Hartley                Didier Pineau-Valencienne
Claus-Michael Dill      John H.F. Haskell, Jr.         George J. Sella, Jr.
Joseph L. Dionne        Michael Hegarty                Peter J. Tobin
Denis Duverne           Mary R. (Nina) Henderson       Stanley B. Tulin
Jean-Rene Fourtou       W. Edwin Jarmain               David H. Williams
Norman C. Francis       George T. Lowy


*By:  /s/ Mildred M. Oliver
     -----------------------
         (Mildred M. Oliver)
          Attorney-in-Fact
          April 18, 2001


                                  EXHIBIT INDEX


EXHIBIT NO.                                                                                    TAG VALUE
-----------                                                                                    ---------
1-A(9)(c)             Distribution Agreement                                                  EX-99.1-A9c

1-A(9)(d)             Distribution Agreement                                                  EX-99.1-A9d

6                     Consent of Independent Public Accountants.                              EX-99.6

7(b)                  Power of Attorney for Claus-Michael Dill.                               EX-99.7b


